UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03651

Touchstone Strategic Trust - June Funds

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: June 30

Date of reporting period: December 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

December 31, 2016

(Unaudited)

Semi-Annual Report

Touchstone Strategic Trust

Touchstone Credit Opportunities Fund

Touchstone Global Growth Fund

Touchstone International Small Cap Fund

Touchstone Large Cap Fund

Touchstone Large Company Growth Fund

Touchstone Ohio Tax-Free Bond Fund

Touchstone Small Cap Value Opportunities Fund

Touchstone Value Fund

This report identifies the Funds' investments on December 31, 2016. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

2

Tabular Presentation of Portfolios of Investments (Unaudited)

December 31, 2016

The tables below provides each Fund’s geographic allocation, credit quality or sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Touchstone Credit Opportunities Fund
Credit Quality*	(% of Fixed Income Securities)
BBB/Baa	7.4%
BB/Ba	40.1
B/B	38.7
CCC	5.8
Not Rated	1.9
Cash equivalents	6.1
100.0%

Sector Allocation**	(% of Net Assets)
Long Positions
Corporate Bonds
Consumer Discretionary	16.2%
Energy	13.5
Telecommunications Services	12.4
Information Technology	7.0
Health Care	5.4
Industrials	5.4
Materials	4.8
Financials	4.2
Consumer Staples	1.8
Utilities	1.3
Bank Loans	18.9
Asset-Backed Securities	4.3
Common Stocks	1.0
Investment Funds	3.1
Other Assets/Liabilities (Net)	4.6
103.9%
Short Positions
Corporate Bonds	(3.8)
Common Stock	(0.1)
(3.9)
Total	100.0%

Touchstone Global Growth Fund
Geographic Allocation	(% of Net Assets)
Common Stocks
United States	51.3%
Cayman Islands	20.0
Jersey	5.0
Liberia	3.2
India	3.0
Belgium	2.8
Switzerland	2.6
Netherlands	2.6
Ireland	2.4
Thailand	2.1
United Kingdom	2.1
Japan	1.4
France	1.2
Investment Funds	2.5
Other Assets/Liabilities (Net)	(2.2)
Total	100.0%

*	Credit quality ratings are from Standard & Poor's (“S&P”) and Moody's Investors Service (“Moody's”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

**	Sector classifications are based upon the Global Industry Classification Standard (GICS®).

3

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone International Small Cap Fund
Geographic Allocation	(% of Net Assets)
Common Stocks
Japan	25.0%
United Kingdom	11.6
Canada	8.1
France	7.8
Italy	6.8
Sweden	5.8
Germany	4.0
Ireland	3.7
Switzerland	3.2
Luxembourg	3.2
Australia	2.8
Singapore	1.8
South Korea	1.8
Norway	1.5
Bermuda	1.4
Finland	1.3
Isle of Man	1.2
Faroe Islands	1.0
Cayman Islands	1.0
Taiwan	1.0
United States	1.0
Jersey	0.9
Thailand	0.9
Spain	0.8
Exchange Traded Fund	1.5
Investment Funds	6.2
Other Assets/Liabilities (Net)	(5.3)
Total	100.0%

Touchstone Large Cap Fund
Sector Allocation*	(% of Net Assets)
Financials	24.3%
Consumer Discretionary	21.8
Industrials	16.0
Information Technology	10.5
Consumer Staples	10.5
Health Care	6.0
Materials	4.9
Energy	2.7
Telecommunication Services	2.0
Investment Fund	1.2
Other Assets/Liabilities (Net)	0.1
Total	100.0%

Touchstone Large Company Growth Fund
Sector Allocation*	(% of Net Assets)
Information Technology	45.8%
Health Care	21.1
Consumer Discretionary	20.7
Financials	7.7
Consumer Staples	3.8
Investment Funds	3.5
Other Assets/Liabilities (Net)	(2.6)
Total	100.0%

* Sector classifications are based upon the Global Industry Classification Standard (GICS®).

4

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone Ohio Tax-Free Fund
Credit Quality*	(% of Fixed Income Securities)
AAA/Aaa	7.6%
AA/Aa	66.7
A/A	24.4
BBB/Baa	1.3
Total	100.0%

Portfolio Allocation	(% of Net Assets)
Fixed Rate Revenue Bonds	57.5%
Pre-refunded/Escrowed to Maturity	22.7
General Obligation Bond	17.3
Variable Rate Demand Notes	2.4
Other Assets/Liabilities (Net)	0.1
Total	100.0%

Touchstone Value Fund
Sector Allocation**	(% of Net Assets)
Health Care	22.0%
Financials	20.4
Energy	12.7
Industrials	11.0
Information Technology	9.9
Consumer Staples	8.7
Consumer Discretionary	5.3
Telecommunication Services	4.0
Materials	3.1
Utilities	0.7
Investment Fund	1.8
Other Assets/Liabilities (Net)	0.4
Total	100.0%

Touchstone Small Cap Value Opportunities
Fund
Sector Allocation**	(% of Net Assets)
Financials	27.2%
Industrials	15.2
Consumer Discretionary	12.4
Information Technology	9.6
Real Estate	7.4
Health Care	6.6
Energy	4.7
Consumer Staples	4.7
Materials	3.9
Utilities	3.8
Telecommunication Services	1.3
Investment Funds	10.2
Other Assets/Liabilities (Net)	(7.0)
Total	100.0%

*	Credit quality ratings are from Standard & Poor's (“S&P”) and Moody's Investors Service (“Moody's”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

**	Sector classifications are based upon the Global Industry Classification Standard (GICS®).

5

Portfolio of Investments

Touchstone Credit Opportunities Fund – December 31, 2016 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 72.0%

	Consumer Discretionary — 16.2%
$70,000	Altice Luxembourg SA (Luxembourg), 144a, 7.625% 2/15/25	$73,500
430,000	Altice Luxembourg SA (Luxembourg), 144a, 7.750% 5/15/22	459,025
300,000	AMC Entertainment, Inc. 5.875% 2/15/22(A)	313,875
62,000	AMC Networks, Inc. 5.000% 4/1/24	62,310
300,000	American Builders & Contractors Supply Co., Inc., 144a, 5.625% 4/15/21	309,000
500,000	Ashtead Capital, Inc., 144a, 6.500% 7/15/22(A)	523,750
165,000	Boyd Gaming Corp., 144a, 6.375% 4/1/26	177,705
300,000	Cablevision Systems Corp. 5.875% 9/15/22	292,500
110,000	Carlson Travel, Inc., 144a, 6.750% 12/15/23	114,400
170,000	CCO Holdings LLC / CCO Holdings Capital Corp. 5.125% 2/15/23	174,675
600,000	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. 5.375% 6/1/24	618,000
56,000	Cinemark USA, Inc. 4.875% 6/1/23	56,700
339,000	ClubCorp Club Operations, Inc., 144a, 8.250% 12/15/23	359,340
100,000	CSC Holdings LLC 5.250% 6/1/24	97,750
13,000	Grinding Media, Inc. / MC Grinding Media Canada Inc., 144a, 7.375% 12/15/23	13,658
240,000	Hillman Group, Inc. (The), 144a, 6.375% 7/15/22	225,600
108,000	Hilton Domestic Operating Co., Inc., 144a, 4.250% 9/1/24	104,760
105,000	Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 144a, 6.750% 11/15/21	106,312
100,000	JC Penney Corp., Inc., 144a, 5.875% 7/1/23	103,125
575,000	L Brands, Inc. 6.875% 11/1/35	586,500
80,000	MGM Growth Properties Operating Partnership LP / MGP Escrow Co.-Issuer, Inc. REIT, 144a, 5.625% 5/1/24	83,800
206,000	Mohegan Tribal Gaming Authority, 144a, 7.875% 10/15/24	210,120
140,000	Pinnacle Entertainment, Inc., 144a, 5.625% 5/1/24	140,350
25,000	Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp., 144a, 6.125% 8/15/21	25,562
555,000	Sabre GLBL, Inc., 144a, 5.250% 11/15/23(A)	569,913
125,000	Sally Holdings LLC / Sally Capital, Inc. 5.625% 12/1/25	130,000
600,000	Seminole Hard Rock Entertainment, Inc. / Seminole Hard Rock International LLC, 144a, 5.875% 5/15/21	594,000
800,000	SFR Group SA (France), 144a, 6.250% 5/15/24	804,000
300,000	Sinclair Television Group, Inc., 144a, 5.625% 8/1/24	306,750
325,000	Sirius XM Radio, Inc., 144a, 4.625% 5/15/23	321,750
300,000	Virgin Media Secured Finance PLC (United Kingdom), 144a, 5.250% 1/15/26	296,250
45,000	WMG Acquisition Corp., 144a, 5.000% 8/1/23	45,225
250,000	Ziggo Bond Finance BV (Netherlands), 144a, 5.875% 1/15/25	250,000
		8,550,205

	Energy — 13.5%
160,000	Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 144a, 7.875% 12/15/24	165,600
235,000	California Resources Corp., 144a, 8.000% 12/15/22	209,150
165,000	Chesapeake Energy Corp., 144a, 8.000% 12/15/22	177,994
42,000	Chesapeake Energy Corp., 144a, 8.000% 1/15/25	42,840
198,000	Continental Resources, Inc. 4.500% 4/15/23	194,040
110,000	Continental Resources, Inc. 5.000% 9/15/22	111,033
65,000	Diamondback Energy, Inc., 144a, 4.750% 11/1/24	63,700
250,000	Energy Transfer Equity LP 5.500% 6/1/27	243,750
260,000	Extraction Oil & Gas Holdings LLC / Extraction Finance Corp., 144a, 7.875% 7/15/21	278,200
500,000	Genesis Energy LP / Genesis Energy Finance Corp. 6.000% 5/15/23	508,750
250,000	Gibson Energy, Inc. (Canada), 144a, 6.750% 7/15/21	259,375
90,000	Gulfport Energy Corp., 144a, 6.000% 10/15/24	91,575
400,000	Halcon Resources Corp., 144a, 8.625% 2/1/20	416,000
300,000	Linn Energy LLC / Linn Energy Finance Corp. 6.250% 11/1/19(B)	126,750
200,000	MEG Energy Corp. (Canada), 144a, 7.000% 3/31/24	181,000
500,000	MPLX LP 4.875% 6/1/25	514,074
250,000	Murphy Oil Corp. 6.875% 8/15/24	266,250
35,000	Nabors Industries, Inc., 144a, 5.500% 1/15/23	36,444

6

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 72.0% (Continued)

	Energy — (Continued)
$100,000	New Gold, Inc. (Canada), 144a, 6.250% 11/15/22	$102,500
200,000	Newfield Exploration Co. 5.375% 1/1/26	203,920
99,000	Parsley Energy LLC / Parsley Finance Corp., 144a, 5.375% 1/15/25	99,337
500,000	Parsley Energy LLC / Parsley Finance Corp., 144a, 6.250% 6/1/24	526,150
150,000	PDC Energy, Inc. 7.750% 10/15/22	159,750
65,000	Precision Drilling Corp. (Canada), 144a, 7.750% 12/15/23	68,575
50,000	Rowan Cos., Inc. 7.375% 6/15/25	51,000
500,000	Sabine Pass Liquefaction LLC 5.625% 3/1/25	535,000
200,000	SM Energy Co. 6.750% 9/15/26	206,000
207,000	Summit Midstream Holdings LLC / Summit Midstream Finance Corp. 5.500% 8/15/22	201,825
300,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.250%5/1/23	303,000
300,000	Tesoro Logistics LP / Tesoro Logistics Finance Corp. 5.250% 1/15/25	306,375
105,000	Western Refining, Inc. 6.250% 4/1/21	108,938
397,000	Whiting Petroleum Corp. 6.250%4/1/23	397,000
		7,155,895

	Telecommunication Services — 12.4%
500,000	Altice US Finance I Corp., 144a, 5.375% 7/15/23	518,750
299,000	CenturyLink, Inc. 5.625% 4/1/25	284,050
151,000	CommScope, Inc., 144a, 5.500% 6/15/24	156,285
100,000	CSC Holdings LLC, 144a, 6.625% 10/15/25	109,250
300,000	Digicel Group Ltd. (Bermuda), 144a, 8.250% 9/30/20	257,391
500,000	Digicel Ltd. (Bermuda), 144a, 6.000% 4/15/21	452,235
235,000	Frontier Communications Corp. 11.000% 9/15/25	242,638
130,000	Gray Television, Inc., 144a, 5.125% 10/15/24	125,775
195,000	GTT Escrow Corp., 144a, 7.875% 12/31/24	203,326
80,000	Hughes Satellite Systems Corp., 144a, 5.250% 8/1/26	78,400
642,000	Inmarsat Finance PLC (United Kingdom), 144a, 4.875% 5/15/22	624,345
50,000	Intelsat Jackson Holdings SA (Luxembourg) 5.500% 8/1/23	33,690
120,000	Intelsat Jackson Holdings SA (Luxembourg), 144a, 8.000% 2/15/24	123,300
145,000	Lee Enterprises, Inc., 144a, 9.500% 3/15/22	153,700
500,000	Level 3 Financing, Inc. 5.375% 1/15/24	505,000
300,000	Level 3 Financing, Inc. 5.375% 5/1/25	306,000
335,000	NeuStar, Inc. 4.500% 1/15/23	342,538
42,000	Sinclair Television Group, Inc., 144a, 5.125% 2/15/27	39,900
125,000	Sinclair Television Group, Inc., 144a, 5.875% 3/15/26	125,312
200,000	Sirius XM Radio, Inc., 144a, 5.375% 7/15/26	195,500
305,000	Sprint Corp. 7.625% 2/15/25	320,631
500,000	T-Mobile USA, Inc. 6.375% 3/1/25(A)	534,375
88,000	Townsquare Media, Inc., 144a, 6.500% 4/1/23	84,040
245,000	Tribune Media Co. 5.875% 7/15/22	248,981
300,000	Univision Communications, Inc., 144a, 5.125% 2/15/25	286,875
95,000	Videotron Ltd., (Canada), 144a, 5.375% 6/15/24	97,494
110,000	West Corp., 144a, 5.375% 7/15/22	106,288
		6,556,069

	Information Technology — 7.0%
100,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 144a, 5.875% 6/15/21	106,393
100,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 144a, 6.020% 6/15/26	108,330
100,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 144a, 7.125% 6/15/24	111,018
10,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 144a, 8.100% 7/15/36	11,896
600,000	First Data Corp., 144a, 5.000% 1/15/24	603,192
430,000	MSCI, Inc., 144a, 5.750% 8/15/25(A)	456,875
500,000	NCR Corp. 5.000% 7/15/22	510,000
230,000	Nuance Communications, Inc., 144a, 5.625% 12/15/26	226,148
109,000	NXP BV / NXP Funding LLC (Netherlands), 144a, 4.625% 6/1/23	114,450
180,000	Open Text Corp. (Canada), 144a, 5.875% 6/1/26	189,900
634,000	Sensata Technologies BV (Netherlands), 144a, 5.000% 10/1/25	621,320
110,000	Solera LLC / Solera Finance, Inc., 144a, 10.500% 3/1/24	123,750
423,000	VeriSign, Inc. 4.625% 5/1/23	427,230
66,000	Western Digital Corp., 144a, 7.375% 4/1/23	72,600
		3,683,102

	Health Care — 5.4%
221,000	BioScrip, Inc. 8.875% 2/15/21	165,750

7

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 72.0% (Continued)

	Health Care — (Continued)
$165,000	Centene Corp. 4.750% 1/15/25	$161,081
130,000	Centene Corp. 6.125% 2/15/24	136,987
188,000	DaVita, Inc. 5.000% 5/1/25	184,945
300,000	DaVita, Inc. 5.125% 7/15/24(A)	299,250
66,000	DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp., 144a, 8.125% 6/15/21	57,255
50,000	HCA, Inc. 4.500% 2/15/27	49,125
114,000	HCA, Inc. 5.375% 2/1/25	114,285
100,000	HCA, Inc. 7.690% 6/15/25	108,750
620,000	HealthSouth Corp. 5.750% 9/15/25	616,900
150,000	IASIS Healthcare LLC / IASIS Capital Corp. 8.375% 5/15/19	130,500
180,000	Kinetic Concepts, Inc. / KCI USA Inc., 144a, 9.625% 10/1/21	190,350
250,000	Mallinckrodt International Finance SA (Luxembourg) 4.750% 4/15/23	217,500
75,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC (Luxembourg), 144a, 5.500% 4/15/25	67,125
60,000	Tenet Healthcare Corp., 144a, 7.500% 1/1/22	62,550
185,000	Valeant Pharmaceuticals International, Inc. (Canada), 144a, 5.375% 3/15/20	156,325
177,000	Valeant Pharmaceuticals International, Inc. (Canada), 144a, 6.125% 4/15/25	132,971
		2,851,649

	Industrials — 5.4%
500,000	Air Medical Group Holdings, Inc., 144a, 6.375% 5/15/23	480,000
375,000	Allegion PLC (Ireland) 5.875% 9/15/23	397,500
500,000	BMC East LLC, 144a, 5.500% 10/1/24	498,750
110,000	Bombardier, Inc. (Canada), 144a, 6.000% 10/15/22	103,400
55,000	Builders FirstSource, Inc., 144a, 5.625% 9/1/24	55,275
10,000	Cortes NP Acquisition Corp., 144a, 9.250% 10/15/24	10,600
270,000	Nielsen Finance LLC / Nielsen Finance Co., 144a, 5.000% 4/15/22	275,062
613,000	Oshkosh Corp. 5.375% 3/1/25	625,260
375,000	United Rentals North America, Inc. 5.875% 9/15/26	385,781
		2,831,628

	Materials — 4.8%
38,000	Alcoa Nederland Holding BV (Netherlands), 144a, 7.000% 9/30/26	41,610
350,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (Ireland), 144a, 7.250% 5/15/24	368,812
105,000	CF Industries, Inc. 5.150% 3/15/34	89,250
60,000	Constellium NV (Netherlands), 144a, 5.750% 5/15/24	56,100
300,000	Constellium NV (Netherlands), 144a, 7.875% 4/1/21	322,500
148,000	First Quantum Minerals Ltd. (Canada), 144a, 7.000% 2/15/21	147,201
69,000	Freeport-McMoRan, Inc. 3.875% 3/15/23	63,307
110,000	Freeport-McMoRan, Inc. 5.400% 11/14/34	92,400
300,000	Hecla Mining Co. 6.875% 5/1/21	306,750
37,000	Hudbay Minerals, Inc. (Canada), 144a, 7.250% 1/15/23	38,295
500,000	Owens-Brockway Glass Container, Inc., 144a, 5.875% 8/15/23	521,250
400,000	Scotts Miracle-Gro Co. (The), 144a, 6.000% 10/15/23	423,000
23,000	Teck Resources Ltd. (Canada), 144a, 8.000% 6/1/21	25,300
23,000	Teck Resources Ltd. (Canada), 144a, 8.500% 6/1/24	26,508
		2,522,283

	Financials — 4.2%
750,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 6.125% 11/15/22	750,000
300,000	Equinix, Inc. REIT 5.375% 4/1/23	311,250
125,000	GEO Group, Inc. (The) REIT 6.000% 4/15/26	122,812
400,000	HUB International Ltd., 144a, 7.875% 10/1/21	422,564
200,000	HUB International Ltd., 144a, 9.250% 2/15/21	207,000
12,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 5.875% 2/1/22	11,910
300,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 6.000% 8/1/20	306,375
100,000	Realogy Group LLC / Realogy Co.-Issuer Corp., 144a, 4.875% 6/1/23	96,500
		2,228,411

	Consumer Staples — 1.8%
165,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC, 144a, 5.750% 3/15/25	163,350
85,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC, 144a, 6.625% 6/15/24	88,612
100,000	Aramark Services, Inc., 144a, 4.750% 6/1/26	99,000
11,000	Ceridian HCM Holding, Inc., 144a, 11.000% 3/15/21	11,302

8

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 72.0% (Continued)

	Consumer Staples — (Continued)
$50,000	Ferrellgas LP / Ferrellgas Finance Corp. 6.750% 1/15/22	$49,375
100,000	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 144a, 5.000% 6/1/24	102,125
100,000	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 144a, 5.250% 6/1/26	101,500
300,000	Rite Aid Corp., 144a, 6.125% 4/1/23	322,500
		937,764

	Utilities — 1.3%
100,000	Calpine Corp., 144a, 5.250% 6/1/26	98,500
280,000	NGL Energy Partners LP / NGL Energy Finance Corp., 144a, 7.500% 11/1/23	289,100
300,000	Talen Energy Supply LLC, 144a, 4.625% 7/15/19	284,250
		671,850
	Total Corporate Bonds	$37,988,856

	Bank Loans(C)(D) — 18.9%

	Industrials — 4.2%
304,119	Air Medical Group Holdings, Inc., Initial Term Loan, 4.250%, 4/28/22	303,358
582,396	Headwaters, Inc., Term B-1 Loan, 4.000%, 3/24/22	585,127
108,567	Engility Corp., Term B-2 Loan, 5.750%, 8/12/23	110,114
57,692	Envigo Holdings, Term Loan, 9.390%, 10/28/21	56,611
149,625	Forterra Finance LLC, Initial Term Loan,, 10/20/23	151,196
593,977	JELD-WEN, Inc., Replacement Term B-2 Loan, 4.750%, 7/1/22	600,660
148,179	Syncreon Global Finance (US), Inc. (Syncreon Group BV), Term Loan, 5.250%, 10/28/20	132,250
204,801	Syniverse Holdings, Inc., Initial Term Loan, 4.000%, 4/23/19	178,484
84,575	Zekelman Industries, Inc., Term Loan, 6.000%, 6/14/21	85,209
		2,203,009

	Health Care — 3.1%
465,932	American Renal Holdings, Inc., Term B Loan (First Lien), 4.750%, 9/22/19	465,931
44,185	BPA Laboratories, Inc., Term Loan 2L, 7/3/17(E)	29,309
242,574	Multiplan, Inc., Initial Term Loan, 5.000%, 6/7/23	246,603
990,000	US Renal Care, Inc., Term Loan B, 5.250%, 12/31/22	923,175
		1,665,018

	Energy — 2.4%
18,521	Alinta Energy Finance Pty. Ltd., Delayed Draw Term Loan, 6.375%, 8/13/18	18,535
278,158	Alinta Energy Finance Pty. Ltd., Term B Loan, 6.375%, 8/13/19	278,367
100,000	California Resources Corp., Loan, 11.375%, 12/31/21	110,833
125,000	Chesapeake Energy Corp., Class A Loan, 8.500%, 8/16/21	135,885
39,548	Emerald 2 Ltd., Term Loan B-1, 5.000%, 5/14/21	35,198
29,897	Energy & Exploration Partners LLC, Term Loan A, 13.000%, 11/10/21	28,103
15,640	Energy & Exploration Partners LLC., Term Loan 2nd Lien, 5.000%, 5/13/22	7,038
72,535	Gulf Finance, LLC, Tranche B Term Loan, 6.250%, 8/17/23	72,716
98,959	MEG Energy Corp., Incremental Term Loan (Canada), 3.750%, 3/31/20	95,990
219,679	Murray Energy Corp., Term B-2 Loan, 8.250%, 4/16/20	209,382
416,676	Seadrill Operating LP (Seadrill Partners Finco LLC), Initial Term Loan (Marshall Islands), 4.000%, 2/21/21(E)	283,756
		1,275,803

	Telecommunication Services — 2.3%
296,241	Acosta, Inc., Tranche B-1 Loan, 4.250%, 9/26/21	288,464
60,000	Affinion Group Inc., Initial Second Lien Term Loan, 8.500%, 10/31/18	58,140
246,143	Affinion Group, Inc., Tranche B Term Loan, 6.750%, 4/30/18	244,543
266,173	Endurance Business Media, Inc., Term Loan, 6.480%, 11/9/19	264,177
107,778	Infoblox Inc., Term Loan (First Lien), 6.000%, 11/7/23	107,104
250,000	Intelsat Jackson Holdings SA., Tranche B-2 Term Loan, 3.750%, 6/30/19	241,380
		1,203,808

	Consumer Discretionary — 2.1%
161,851	Academy Ltd., Initial Term Loan, 5.000%, 7/2/22(E)	149,469
50,758	ClubCorp Club Operations, Inc., Term B Loan, 4.000%, 12/15/22	51,287
350,000	Cumulus Media Holdings, Inc., Term Loan, 4.250%, 12/23/20	237,416
285,102	Immucor, Inc., Term B-2 Loan 5.000%, 8/17/18(E)	275,123
235,467	Life Time Fitness, Inc., Closing Date Term Loan, 4.250%, 6/10/22	236,755

9

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Bank Loans(C)(D) — 18.9% (Continued)

	Consumer Discretionary — (Continued)
$172,196	York Risk Services Holding Corp. (Onex York Finance LP), Term Loan, 4.750%, 10/1/21	$162,295
		1,112,345

	Financials — 1.5%
450,000	Asurion LLC, Term Loan (Second Lien), 8.500%, 3/3/21	457,034
119,625	Diebold, Inc., Dollar Term B Loan, 5.250%, 4/5/23	121,233
200,000	Lonestar Intermediate Super Holdings LLC., Term Loan, 10.000%, 8/31/21	205,500
		783,767

	Information Technology — 1.3%
79,000	Avast Software BV, Initial Dollar Term Loan 5.000%, 8/3/22	80,136
193,200	Conduent Inc., Term B Loan, 6.250%, 12/7/23(E)	195,374
266,753	Evergreen (Skillsoft Corp.), Initial Term Loan (First Lien) (Luxemburg), 5.750%, 4/28/21	242,745
81,154	MKS Instruments, Inc., Tranche B-1 Term Loan, 4.250%, 4/29/23	81,965
29,775	Veritas US, Inc., Initial Dollar Term B-1 Loan, 6.625%, 1/27/23	27,467
59,700	Western Digital Corp., US Term B-1 Loan, 4.520%, 4/29/23	60,614
		688,301

	Consumer Staples — 0.8%
76,190	Albertsons LLC, Term B-6 Loan, 4.750%, 6/22/23(E)	77,111
323,375	NBTY, Inc., Dollar Term B Loan, 5.000%, 5/5/23	325,700
		402,811

	Utilities — 0.7%
70,448	Tex Operations Company LLC, Initial Term C Loan, 5.000%, 7/27/23	71,252
308,888	Tex Operations Company LLC, Initial Term Loan 5.000%, 7/7/23	312,413
		383,665

	Materials — 0.5%
200,000	Kraton Polymers LLC, Initial Term Loan 6.000%, 1/6/22	202,108
75,589	PQ Corp., Tranche B-1 Term Loan, 5.750%, 11/4/22	76,487
		278,595
	Total Bank Loans	$9,997,122

	Asset-Backed Securities — 4.3%
300,000	Bowman Park CLO Ltd., Ser 2014-1A, Class D1, 144a, 4.318%, 11/23/25(F)	292,359
500,000	Clear Creek CLO Ltd., Ser 2015-1A, Class D, 144a, 4.524%, 4/20/27(F)	490,523
250,000	Denali Capital CLO XII Ltd., Ser 2016-1A, Class E, 144a, 8.379%, 4/15/28(F)	250,896
300,000	Madison Park Funding XII Ltd., Ser 2014-12A, Class SUB, 144a, 0.000%, 7/20/26	224,404
500,000	OZLM XIV Ltd., Ser 2015-14A, Class D, 144a, 6.732%, 1/15/29(F)	485,618
300,000	Symphony CLO XVI Ltd., Ser 2015-16A, Class D, 144a, 4.278%, 7/15/28(F)	294,279
250,000	TICP CLO I Ltd., Ser 2015-1A, Class D, 144a, 4.174%, 7/20/27(F)	235,311
	Total Asset-Backed Securities	$2,273,390

Shares

	Common Stocks — 1.0%

	Energy — 1.0%
40	Energy & Exploration Partners, LLC	14,440
15,400	Midstates Petroleum Co., Inc.	319,396
7,271	Trident, Class A Templar Restructure	50,897
10,607	Trident, Templar Restructure	148,491
	Total Common Stocks	$533,224

	Investment Funds — 3.1%
6,000	DoubleLine Income Solutions Fund, Common Shares±	113,940
1,495,152	Dreyfus Government Cash Management, Institutional Shares, 0.45%∞Ω	1,495,152
	Total Investment Funds	$1,609,092

Total Long Positions —99.3%
(Cost $50,563,714)		$52,401,684

10

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Securities Sold Short — (3.9%)

	Corporate Bonds — (3.8%)

	Consumer Discretionary — (2.3%)
$(200,000)	Acosta, Inc. 7.750%, 6/4/16, 144a	$(168,000)
(500,000)	Gap, Inc. (The), 5.950%, 6/4/16	(526,170)
(500,000)	Levi Strauss & Co., 5.000%, 5/1/2025	(500,000)
		(1,194,170)

	Consumer Staples — (0.9%)
(500,000)	Energizer Holdings, Inc., 5.500%, 6/15/2025, 144a	(501,250)

	Health Care — (0.6%)
(300,000)	Select Medical Corp., 6.375%, 6/1/2021	(300,000)
	Total Corporate Bonds	$(1,995,420)

Shares

	Common Stock — (0.1%)

	Consumer Staples — (0.1%)
(1,700)	Whole Foods Market, Inc.	(52,292)
	Total Common Stocks	$(52,292)

Total Securities Sold Short
(Proceeds $2,073,219)	$(2,047,712)

Total —95.4%	$50,353,972

Other Assets in Excess of Liabilities — 4.6%	2,450,222

Net Assets — 100.0%	$52,804,194

(A)	All or a portion of these securities are held as collateral for securities sold short. The total value of the securities held as collateral as of December 31, 2016 was $2,191,248.

(B)	The issuer is in default of certain debt covenants. Income is not being accrued. The total value of such securities as of December 31, 2016 was $126,750 or 0.2% of net assets.

(C)	See Note 2 in Notes to Financial Statements for additional unfunded loan commitments.

(D)	Bank loans pay interest at rates which adjust periodically. The interest rates shown are the current interest rates as of December 31, 2016.

(E)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(F)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2016.

±	Closed-End Fund.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2016.

Portfolio Abbreviations:

CLO - Collateral Loan Obligations

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

144A - This is a restricted security that was sold in a transaction exempt from rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, these securities were valued at $ 24,121,055 or 45.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

11

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Assets:
Corporate Bonds	$—	$37,988,856	$—	$37,988,856
Bank Loans	—	9,997,122	—	9,997,122
Asset-Backed Securities	—	2,273,390	—	2,273,390
Common Stocks	319,396	199,388	14,440	533,224
Investment Funds	1,609,092	—	—	1,609,092
Total Assets	$1,928,488	$50,458,756	$14,440	$52,401,684

Liabilities
Securities Sold Short
Corporate Bonds	$—	$(1,995,420)	$—	$(1,995,420)
Common Stock	(52,292)	—	—	(52,292)
Other Financial Instruments*
Unfunded Loan Commit- ments	—	(647)	—	(647)
Total Liabilities	$(52,292)	$(1,996,067)	$—	$(2,048,359)
Total	$1,876,196	$48,462,689	$14,440	$50,353,325

* Other Financial Instruments include unfunded loan commitments not reflected in total investments. Amounts shown represent unrealized depreciation on unfunded loan commitments.

Transactions in written options for the period ended
December 31, 2016.
	Number of	Premiums
	Contracts	Received
Beginning balance, June 30, 2016	—	$—
Call Options Written	162	8,478
Call Options Closed	(162)	(8,478)
Ending balance, December 31, 2016	—	$—

Measurements Using Unobservable Inputs (Level 3)

	Bank	Common
Assets	Loans	Stock
Beginning balance, June 30, 2016	$15,640	$22,200
Transfer out of Level 3	(7,038)	—
Change in unrealized gain (loss)	(8,602)	(7,760)
Ending balance, December 31, 2016	$—	$14,440
Net Change in Unrealized Appreciation/Depreciation for Investments in Securities Still Held at December 31, 2016	$(8,602)	$(7,760)

See accompanying Notes to Financial Statements.

12

Portfolio of Investments

Touchstone Global Growth Fund – December 31, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.7%

United States — 51.3%

Consumer Discretionary — 11.9%
Dollar General Corp.	4,755	$352,203
Newell Brands Inc.	9,900	442,035
Priceline Group, Inc. (The)*	455	667,057
Sirius XM Holdings, Inc.†	123,100	547,795
Starbucks Corp.	6,495	360,602

Consumer Staples — 3.5%
Monster Beverage Corp.*	15,800	700,572

Financials — 4.2%
Charles Schwab Corp. (The)	21,500	848,605

Health Care — 9.8%
Alexion Pharmaceuticals, Inc.*	2,775	339,521
Celgene Corp.*	5,625	651,094
Regeneron Pharmaceuticals, Inc.*	520	190,887
Zoetis, Inc.	14,500	776,185

Information Technology — 21.9%
Adobe Systems, Inc.*	7,030	723,739
Alphabet, Inc. - Class A*	1,170	927,167
Electronic Arts, Inc.*	7,950	626,142
Facebook, Inc. - Class A*	10,300	1,185,015
Visa, Inc. - Class A	11,730	915,175
Total United States		10,253,794

Cayman Islands — 20.0%

Consumer Discretionary — 7.2%
ANTA Sports Products Ltd.	142,000	421,998
Sands China Ltd.	46,000	198,452
Vipshop Holdings Ltd. ADR*	20,000	220,200
Wynn Macau Ltd.	380,400	601,344

Information Technology — 12.8%
Alibaba Group Holding Ltd. ADR*	12,150	1,066,892
NetEase, Inc. ADR	1,495	321,933
Tencent Holdings Ltd.	48,125	1,166,892
Total Cayman Islands		3,997,711

Jersey — 5.0%

Health Care — 5.0%
Shire PLC	17,550	1,002,097

Liberia — 3.2%

Consumer Discretionary — 3.2%
Royal Caribbean Cruises Ltd.	7,875	646,065

India — 3.0%

Financials — 3.0%
HDFC Bank Ltd. ADR	9,990	606,193

Belgium — 2.8%

Health Care — 2.8%
UCB SA	8,580	548,958

Switzerland — 2.6%

Financials — 2.6%
Julius Baer Group Ltd.*	11,780	521,874

Netherlands — 2.6%

Information Technology — 2.6%
NXP Semiconductors N.V.*	5,300	519,454

Ireland — 2.4%

Health Care — 2.4%
Allergan PLC*	2,275	477,773

Thailand — 2.1%

Consumer Staples — 2.1%
CP ALL PCL	240,300	418,805

United Kingdom — 2.1%

Industrials — 1.1%
RELX PLC	11,900	212,065

Information Technology — 1.0%
Just Eat PLC*	28,700	206,226
Total United Kingdom		418,291

Japan — 1.4%

Consumer Staples — 1.4%
Seven & i Holdings Co. Ltd.	7,300	277,613

France — 1.2%

Consumer Staples — 1.2%
Danone SA	3,900	246,787
Total Common Stocks		$19,935,415

Investment Funds — 2.5%
Dreyfus Government Cash Management, Institutional Shares, 0.45%∞Ω	74,152	$74,152
Invesco Government & Agency Portfolio, Institutional Class, 0.43%**∞Ω	418,147	418,147
Total Investment Funds		$492,299

13

Touchstone Global Growth Fund (Unaudited) (Continued)

Market
Value

Total Investment Securities —102.2%
(Cost $19,881,268)	$20,427,714

Liabilities in Excess of Other Assets — (2.2%)	(432,253)

Net Assets — 100.0%	$19,995,461

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2016 was $391,738.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2016.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PCL- Public Company Limited

PLC - Public Limited Company

OtherInformation:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$10,253,794	$—	$—	$10,253,794
Cayman Islands	1,609,025	2,388,686	—	3,997,711
Jersey	—	1,002,097	—	1,002,097
Liberia	646,065	—	—	646,065
India	606,193	—	—	606,193
Belgium	—	548,958	—	548,958
Switzerland	—	521,874	—	521,874
Netherlands	519,454	—	—	519,454
Ireland	477,773	—	—	477,773
Thailand	—	418,805	—	418,805
United Kingdom	—	418,291	—	418,291
Japan	—	277,613	—	277,613
France	—	246,787	—	246,787
Investment Funds	492,299	—	—	492,299
Total	$14,604,603	$5,823,111	$—	$20,427,714

See accompanying Notes to Financial Statements.

14

Portfolio of Investments

Touchstone International Small Cap Fund – December 31, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.6%

Japan — 25.0%

Consumer Discretionary — 2.2%
Adastria Co. Ltd.	152,900	$3,956,029
Nishimatsuya Chain Co. Ltd.	242,700	2,901,225

Consumer Staples — 4.3%
Coca-Cola West Co. Ltd.	145,100	4,271,563
Lion Corp.	201,000	3,294,666
Morinaga & Co. Ltd.	58,699	2,441,809
NH Foods Ltd.	124,000	3,345,093

Financials — 2.4%
Fukuoka Financial Group, Inc.	707,000	3,135,533
Zenkoku Hosho Co. Ltd.	137,400	4,404,543

Industrials — 4.0%
Kandenko Co. Ltd.	351,000	3,161,706
Nissha Printing Co. Ltd.†	131,100	3,153,785
Temp Holdings Co. Ltd.	193,400	2,990,878
Toda Corp.	640,000	3,363,431

Information Technology — 4.5%
Azbil Corp.	161,100	4,526,813
Maruwa Co. Ltd.	88,000	2,908,502
SCREEN Holdings Co. Ltd.	52,100	3,220,226
Square Enix Holdings Co. Ltd.	141,300	3,622,800

Materials — 3.6%
Hitachi Chemical Co. Ltd.	197,500	4,926,893
Maruichi Steel Tube Ltd.	94,800	3,080,638
Sumitomo Bakelite Co. Ltd.	591,000	3,305,083

Real Estate — 4.0%
Leopalace21 Corp.	724,500	4,001,726
Nomura Real Estate Master Fund, Inc. REIT	2,593	3,924,584
Open House Co. Ltd.	193,100	4,582,039
Total Japan		78,519,565

United Kingdom — 11.6%

Consumer Discretionary — 2.8%
Greene King PLC	260,983	2,242,584
JD Sports Fashion PLC	867,337	3,398,072
SSP Group PLC	684,048	3,264,195

Consumer Staples — 1.1%
McBride PLC*	1,598,675	3,566,095

Energy — 0.7%
Pantheon Resources PLC*†	2,132,182	2,102,173

Financials — 1.9%
Beazley PLC	524,788	2,508,373
Jupiter Fund Management PLC	625,588	3,406,845

Health Care — 1.6%
Dechra Pharmaceuticals PLC	174,347	2,889,954
Genus PLC	98,786	2,186,532

Information Technology — 2.3%
Just Eat PLC*	532,796	3,828,444
Micro Focus International PLC	120,282	3,230,318

Materials — 1.2%
RPC Group PLC	281,211	3,686,169
Total United Kingdom		36,309,754

Canada — 8.1%

Energy — 3.5%
Raging River Exploration, Inc.*	638,169	5,019,227
Whitecap Resources, Inc.†	674,025	6,104,453

Industrials — 2.3%
Aecon Group, Inc.†	275,080	3,124,396
Boyd Group Income Fund†	67,145	4,278,797

Materials — 1.1%
Intertape Polymer Group, Inc.	178,717	3,351,651

Utilities — 1.2%
Superior Plus Corp.†	387,323	3,678,076
Total Canada		25,556,600

France — 7.8%

Consumer Discretionary — 0.9%
IPSOS	86,919	2,730,687

Health Care — 1.7%
Ipsen SA	74,416	5,376,952

Industrials — 1.4%
Tarkett SA	125,792	4,511,767

Information Technology — 2.7%
Alten SA	63,545	4,462,961
Worldline SA, 144a*	141,178	3,979,818

Utilities — 1.1%
Rubis SCA	42,709	3,517,589
Total France		24,579,774

Italy — 6.8%

Consumer Discretionary — 2.0%
Autogrill SpA	359,672	3,250,368
Brembo SpA	52,219	3,160,691

Financials — 0.8%
Banca IFIS SpA	89,583	2,451,797

Health Care — 3.0%
DiaSorin SpA	71,917	4,258,334
Recordati SpA	179,290	5,080,621

Industrials — 1.0%
Interpump Group SpA	182,350	2,984,845
Total Italy		21,186,656

15

Touchstone International Small Cap Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 97.6% (Continued)

Sweden — 5.8%
Consumer Discretionary — 0.8%
Bilia AB	113,807	$2,611,395

Industrials — 2.0%
Intrum Justitia AB	105,699	3,563,551
Peab AB	321,898	2,547,729

Information Technology — 0.8%
NetEnt AB	307,830	2,368,886

Materials — 1.3%
Granges AB	437,990	4,127,107

Real Estate — 0.9%
Hemfosa Fastigheter AB	311,365	2,895,646
Total Sweden		18,114,314

Germany — 4.0%

Consumer Discretionary — 0.9%
Grammer AG	52,969	2,642,870

Financials — 1.1%
AURELIUS Equity Opportunities SE & Co. KGaA	60,881	3,559,543

Industrials — 0.9%
KION Group AG	49,615	2,754,709

Materials — 1.1%
Salzgitter AG	101,420	3,558,400
Total Germany		12,515,522

Ireland — 3.7%

Consumer Discretionary — 0.9%
Cairn Homes PLC*	2,092,125	2,973,083

Health Care — 1.4%
UDG Healthcare PLC	530,094	4,367,254

Industrials — 1.4%
Kingspan Group PLC	162,367	4,409,640
Total Ireland		11,749,977

Switzerland — 3.2%

Financials — 2.3%
Cembra Money Bank AG	98,015	7,129,887

Industrials — 0.9%
Georg Fischer AG	3,518	2,877,109
Total Switzerland		10,006,996

Luxembourg — 3.2%

Industrials — 1.0%
Stabilus SA*	54,625	2,934,863

Materials — 1.0%
APERAM SA	69,579	3,175,315

Real Estate — 1.2%
Grand City Properties SA	208,674	3,786,136
Total Luxembourg		9,896,314

Australia — 2.8%

Information Technology — 1.0%
Link Administration Holdings Ltd.	569,399	3,104,344

Materials — 1.0%
Sims Metal Management Ltd.	341,430	3,161,230

Real Estate — 0.8%
Aveo Group	1,041,596	2,509,440
Total Australia		8,775,014

Singapore — 1.8%

Industrials — 1.8%
BOC Aviation Ltd., 144a	490,500	2,403,104
SATS Ltd.	977,600	3,274,081
Total Singapore		5,677,185

South Korea — 1.8%

Financials — 0.9%
KIWOOM Securities Co. Ltd.	44,973	2,675,023

Industrials — 0.9%
Doosan Bobcat, Inc.*	98,833	2,933,568
Total South Korea		5,608,591

Norway — 1.5%

Consumer Staples — 1.5%
Salmar ASA	153,305	4,577,826

Bermuda — 1.4%

Information Technology — 1.4%
Travelport Worldwide Ltd.	316,765	4,466,386

Finland — 1.3%

Industrials — 1.3%
Cramo OYJ	160,058	4,008,275

Isle of Man — 1.2%

Information Technology — 1.2%
Paysafe Group PLC*	834,139	3,810,859

Faroe Islands — 1.0%

Consumer Staples — 1.0%
Bakkafrost P/F	82,154	3,258,670

16

Touchstone International Small Cap Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 97.6% (Continued)

Cayman Islands — 1.0%

Health Care — 1.0%
China Medical System Holdings Ltd.	1,964,000	$3,100,731

Taiwan — 1.0%

Information Technology — 1.0%
Sinbon Electronics Co. Ltd.	1,406,702	3,060,017

United States — 1.0%

Information Technology — 1.0%
Kulicke & Soffa Industries, Inc.*	189,381	3,020,627

Jersey — 0.9%

Industrials — 0.9%
Wizz Air Holdings PLC, 144a*	132,076	2,913,866

Thailand — 0.9%

Consumer Discretionary — 0.9%
Major Cineplex Group PCL	3,053,700	2,788,035

Spain — 0.8%

Industrials — 0.8%
Prosegur Cia de Seguridad SA	421,396	2,629,679
Total Common Stocks		$306,131,233

Exchange Traded Fund — 1.5%

United States — 1.5%
iShares MSCI EAFE Small - Cap ETF†	94,497	4,709,730

Investment Funds — 6.2%
Dreyfus Government Cash Management, Institutional Shares, 0.45%∞Ω	6,107,941	$6,107,941
Invesco Government & Agency Portfolio, Institutional Class, 0.43%**∞Ω	13,372,153	13,372,153
Total Investment Funds		$19,480,094

Total Investment Securities —105.3%
(Cost $308,155,338)		$330,321,057

Liabilities in Excess of Other Assets — (5.3%)		(16,687,740)

Net Assets — 100.0%		$313,633,317

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2016 was $12,904,378.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2016.

Portfolio Abbreviations:

ETF - Exchange Traded Fund

PCL - Public Company Limited

PLC - Public Limited Company

REIT- Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, these securities were valued at $9,296,788 or 3.0% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

17

Touchstone International Small Cap Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$—	$78,519,565	$—	$78,519,565
United Kingdom	17,407,021	18,902,733	—	36,309,754
Canada	25,556,600	—	—	25,556,600
France	11,173,466	13,406,308	—	24,579,774
Italy	21,186,656	—	—	21,186,656
Sweden	—	18,114,314	—	18,114,314
Germany	—	12,515,522	—	12,515,522
Ireland	11,749,977	—	—	11,749,977
Switzerland	—	10,006,996	—	10,006,996
Luxembourg	2,934,863	6,961,451	—	9,896,314
Australia	3,161,230	5,613,784	—	8,775,014
Singapore	3,274,081	2,403,104	—	5,677,185
South Korea	2,933,568	2,675,023	—	5,608,591
Norway	—	4,577,826	—	4,577,826
Bermuda	4,466,386	—	—	4,466,386
Finland	4,008,275	—	—	4,008,275
Isle of Man	—	3,810,859	—	3,810,859
Faroe Islands	—	3,258,670	—	3,258,670
Cayman Islands	—	3,100,731	—	3,100,731
Taiwan	—	3,060,017	—	3,060,017
United States	3,020,627	—	—	3,020,627
Jersey	—	2,913,866	—	2,913,866
Thailand	—	2,788,035	—	2,788,035
Spain	—	2,629,679	—	2,629,679
Exchange Traded Fund	4,709,730	—	—	4,709,730
Investment Funds	19,480,094	—	—	19,480,094
Total	$135,062,574	$195,258,483	$—	$330,321,057

At December 31, 2016, equity securities valued at $21,898,928 were transferred from Level 2 to Level 1. Transfers from Level 1 to Level 2 are due to movements of a designated U.S. market index, triggering a systematic valuation model, provided by an independent third party, when required confidence levels are achieved to fair value the international equity securities. Transfers from Level 2 to Level 1 occur when there is no longer movement of the designated U.S. market index or required confidence levels were not reached in the systematic model.

See accompanying Notes to Financial Statements.

18

Portfolio of Investments

Touchstone Large Cap Fund – December 31, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.7%

Financials — 24.3%
Alleghany Corp.*	20,108	$12,228,077
Bank of America Corp.	227,264	5,022,534
Berkshire Hathaway, Inc. - Class B*	139,954	22,809,703
BlackRock, Inc.	31,532	11,999,187
Progressive Corp. (The)	330,410	11,729,555
Wells Fargo & Co.	230,474	12,701,422
		76,490,478

Consumer Discretionary — 21.8%
CarMax, Inc.*	221,197	14,242,875
Carnival Corp. (Panama)	267,839	13,943,698
Dollar Tree, Inc.*	183,060	14,128,571
Lowe's Cos., Inc.	102,752	7,307,722
NIKE, Inc. - Class B	177,640	9,029,441
O'Reilly Automotive, Inc.*	35,810	9,969,862
		68,622,169

Industrials — 16.0%
Deere & Co.	99,498	10,252,274
FedEx Corp.	36,770	6,846,574
General Dynamics Corp.	76,487	13,206,246
General Electric Co.	284,800	8,999,680
Norfolk Southern Corp.	102,460	11,072,852
		50,377,626

Information Technology — 10.5%
Apple, Inc.	119,460	13,835,857
Cisco Systems, Inc.	263,317	7,957,440
Visa, Inc. - Class A	143,527	11,197,977
		32,991,274

Consumer Staples — 10.5%
Altria Group, Inc.	192,265	13,000,959
Coca-Cola Co. (The)	152,298	6,314,275
Edgewell Personal Care Co.*	186,682	13,625,919
		32,941,153

Health Care — 6.0%
Bristol-Myers Squibb Co.	134,979	7,888,173
Eli Lilly & Co.	150,756	11,088,104
		18,976,277

Materials — 4.9%
Mosaic Co. (The)	126,088	3,698,161
NewMarket Corp.	27,252	11,550,488
		15,248,649

Energy — 2.7%
Chevron Corp.	71,276	8,389,185

Telecommunication Services — 2.0%
Verizon Communications, Inc.	116,839	6,236,866
Total Common Stocks		$310,273,677

Investment Fund — 1.2%
Dreyfus Government Cash Management, Institutional Shares, 0.45%∞Ω	3,658,262	3,658,262

Total Investment Securities —99.9%
(Cost $285,208,585)		$313,931,939

Other Assets in Excess of Liabilities — 0.1%		277,046

Net Assets — 100.0%		$314,208,985

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2016.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to financial statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$310,273,677	$—	$—	$310,273,677
Investment Fund	3,658,262	—	—	3,658,262
Total	$313,931,939	$—	$—	$313,931,939

See accompanying Notes to financial statements.

19

Portfolio of Investments

Touchstone Large Company Growth Fund – December 31, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.1%

Information Technology — 45.8%
Adobe Systems, Inc.*	82,000	$8,441,900
Alibaba Group Holding Ltd. ADR*	109,600	9,623,976
Alphabet, Inc. - Class A*	15,700	12,441,465
Automatic Data Processing, Inc.	55,925	5,747,971
Electronic Arts, Inc.*	78,125	6,153,125
Facebook, Inc. - Class A*	99,150	11,407,208
FleetCor Technologies, Inc.*	27,825	3,937,794
NXP Semiconductors N.V. (Netherlands)*	55,475	5,437,105
Tencent Holdings Ltd. ADR	428,700	10,383,114
Visa, Inc. - Class A	111,675	8,712,884
		82,286,542

Health Care — 21.1%
Alexion Pharmaceuticals, Inc.*	39,125	4,786,944
Allergan PLC (Ireland)*	28,625	6,011,536
Celgene Corp.*	60,550	7,008,662
Regeneron Pharmaceuticals, Inc.*	12,325	4,524,384
Shire PLC ADR	40,850	6,960,023
Zoetis, Inc.	159,550	8,540,712
		37,832,261

Consumer Discretionary — 20.7%
Dollar General Corp.	39,475	2,923,913
Dollar Tree, Inc.*	48,500	3,743,230
Newell Brands, Inc.	93,950	4,194,868
Priceline Group, Inc. (The)*	5,475	8,026,678
Royal Caribbean Cruises Ltd. (Liberia)	85,075	6,979,553
Sirius XM Holdings, Inc.†	1,199,025	5,335,661
Starbucks Corp.	109,425	6,075,276
		37,279,179

Financials — 7.7%
Affiliated Managers Group, Inc.*	32,275	4,689,557
Charles Schwab Corp. (The)	180,125	7,109,534
Invesco Ltd. (Bermuda)	69,150	2,098,011
		13,897,102

Consumer Staples — 3.8%
Monster Beverage Corp.*	153,000	6,784,020
Total Common Stocks		$178,079,104

Investment Funds — 3.5%
Dreyfus Government Cash Management, Institutional Shares, 0.45%∞Ω	1,736,721	$1,736,721
Invesco Government & Agency Portfolio, Institutional Class, 0.43%**∞Ω	4,621,009	4,621,009

Total Investment Funds		$6,357,730

Total Investment Securities —102.6%
(Cost $154,057,366)		$184,436,834

Liabilities in Excess of Other Assets — (2.6%)		(4,695,468)

Net Assets — 100.0%		$179,741,366

* Non-income producing security.

** Represents collateral for securities loaned.

† All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2016 was $4,329,156.

∞ Open-End Fund.

Ω Represents the 7-day SEC yield as of December 31, 2016.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$178,079,104	$—	$—	$178,079,104
Investment Funds	6,357,730	—	—	6,357,730
Total	$184,436,834	$—	$—	$184,436,834

See accompanying Notes to Financial Statements.

20

Portfolio of Investments

Touchstone Ohio Tax-Free Bond Fund – December 31, 2016 (Unaudited)

Principal		Interest	Maturity	Market
Amount		Rate	Date	Value

	Fixed Rate Revenue Bonds — 57.5%
$500,000	New Albany OH Cmnty Auth (Ref) Ser C	5.000%	10/01/24	$568,715
2,000,000	OH St Hosp Fac Rev (Cleveland Clinic Hlth) Ser B	5.125	01/01/28	2,134,220
375,000	Univ of Akron OH (Ref) Ser A	5.000	01/01/28	427,039
650,000	Greene Co OH Hosp Fac Rev (Kettering Health Network)	5.125	04/01/29	689,533
1,000,000	Montgomery Co OH Rev (Catholic Hlth Initiatives)	5.250	05/01/29	1,125,860
345,000	Univ of Toledo OH Ser B	5.000	06/01/29	380,910
750,000	Cleveland OH Income Tax Rev (Ref Sub Lien) Ser B 2	5.000	10/01/29	865,148
500,000	Hamilton Co OH Hosp Facs Rev (Uc Hlth)	5.000	02/01/30	553,545
1,000,000	Butler Co OH Hosp Facs (Ref Cincinnati Children's Hosp) Ser 2016	5.000	05/15/30	1,184,820
1,000,000	Hamilton Co OH Student Rev (Ref Stratford Heights Proj)	5.000	06/01/30	1,084,170
1,000,000	Green OH Cmnty Learning Ctr (Ref)	4.000	12/01/30	1,089,320
500,000	Butler Co OH Hosp Facs (Kettering Health Network Oblig)	5.250	04/01/31	547,805
1,000,000	Wright OH St Univ (Gen Recpts) Ser A	5.000	05/01/31	1,099,630
750,000	Middleburg Heights OH Hosp Rev (Facs Southwest Gen)	5.125	08/01/31	824,670
1,000,000	Kent OH St Univ Rev (Gen Recpts) Ser A	4.500	05/01/32	1,069,180
1,000,000	Hamilton Co OH Hlth Care Facs (Christ Hosp Proj)	5.250	06/01/32	1,127,970
1,000,000	Cuyahoga Co OH COP (Convention Hotel Proj)	5.000	12/01/32	1,124,830
1,060,000	OH St EDR (Enterprise Bd Fd) Ser 7	4.750	12/01/32	1,135,133
500,000	OH St Univ Ser A	4.000	12/01/32	529,525
265,000	OH St Hgr Edl Fac Commis (Ref Xavier Univ) Ser C	5.000	05/01/33	290,464
1,080,000	Hamilton Co OH Hosp Facs Rev (Ref Cincinnati Childrens Hosp)	5.000	05/15/33	1,217,117
1,000,000	Hamilton Co OH EDR (Ref King Highland Cmnty Urban)	5.000	06/01/33	1,124,650
250,000	Warren Co OH Hlth Care Facs Rev (Ref & Impt Otterbein Homes)	5.000	07/01/33	264,548
2,000,000	Cincinnati OH EDR (U Square The Loop Proj)	5.000	11/01/33	2,234,420
525,000	OH St Univ Ser A	4.000	12/01/33	552,993
265,000	Cleveland OH Wtr Rev (Ref) Ser Y	4.000	01/01/34	274,982
625,000	Hamilton Co OH Hosp Facs Rev (Ref Cincinnati Childrens Hosp)	5.000	05/15/34	701,725
250,000	Warren Co OH Hlth Care Facs Rev (Ref & Impt Otterbein Homes)	5.000	07/01/34	263,557
500,000	Cuyahoga Co OH Sales Tax Rev (Ref)	5.000	12/01/34	574,075
500,000	Cleveland OH St Univ (Ref) Ser A	5.000	06/01/35	558,160
1,085,000	Cincinnati OH Urban Redev Rev (Mercer Commons Phase 2 Proj) Ser B	5.000	11/01/35	1,214,560
475,000	Cincinnati OH Wtr Sys Rev Ser A	5.000	12/01/35	546,744
200,000	Clermont Co OH Port Auth Lease (W Clermont Local Sch Dist Proj)	5.000	12/01/35	221,808
500,000	OH St Hgr Edl Fac Commis (Ref Higher Eductnl Fac John Ca)	5.000	04/01/36	543,920
350,000	Warren Co OH Hlth Care Facs Rev (Ref Otterbein Homes) Ser A	5.000	07/01/36	370,881
500,000	City of Toledo OH Water System Revenue (Impt)	5.000	11/15/36	569,225
765,000	Columbus-Franklin Co Fin Auth (Ref Dublin Bridge Park West Ga)	4.000	11/15/36	721,816
250,000	Marysville OH Wst Wtr Treatment (Ref)	4.000	12/01/37	252,985
800,000	OH St Hosp Rev (Ref Univ Hosp Hlth System) Ser A	5.000	01/15/41	863,256
	Total Fixed Rate Revenue Bonds			$30,923,909

	Pre-refunded/Escrowed to Maturity — 22.7%
1,000,000	Cleveland OH Income Facs Tax Rev (Sub Lien Brdgs & Roadways) Ser B
	Pre-refunded @ $100	5.000	04/01/17	1,047,330
1,000,000	Franklin Co OH Hosp Rev Impt (Nationwide Childrens Hosp Impt)	4.750	05/01/17	1,088,590
1,000,000	OH St Hgr Edl Fac Commis (Xavier Univ) Ser C Pre-refunded @ $100	5.750	05/01/17	1,080,430
1,300,000	Cincinnati OH Wtr Sys Rev Ser B Pre-refunded @ $100	5.000	06/01/17	1,345,669
1,000,000	Columbus OH CSD (Sch Facs Constr & Impt) UTGO Pre-refunded @ $100	4.500	06/01/17	1,072,080
830,000	Columbus OH CSD (Sch Facs Constr & Impt) UTGO Pre-refunded @ $100	5.000	06/01/17	859,540
1,000,000	Kings OH LSD (Sch Impt) UTGO Pre-refunded @ $100	5.000	06/01/17	1,035,590
1,000,000	Lakewood OH CSD (Sch Facs Impt) UTGO Pre-refunded @ $100	5.000	06/01/17	1,035,590
895,000	Milton Union OH Exempt Vlg Sch Dist (Sch Impt)	4.875	06/01/17	979,220

21

Touchstone Ohio Tax-Free Bond Fund (Unaudited) (Continued)

Principal		Interest	Maturity	Market
Amount		Rate	Date	Value

	Pre-refunded/Escrowed to Maturity — 22.7% (Continued)
$1,000,000	Mount Healthy OH CSD (Sch Impt) UTGO Pre-refunded @ $100	5.000%	06/01/17	$1,052,360
1,500,000	Reynoldsburg OH CSD (Sch Facs Constr & Impt) UTGO Pre-refunded @ $100	5.250	06/01/17	1,585,920
	Total Pre-refunded/Escrowed to Maturity			$12,182,319

	General Obligation Bonds — 17.3%
1,185,000	Delaware OH LTGO	5.000	12/01/28	1,188,614
850,000	Licking Heights OH LSD UTGO	6.400	12/01/28	1,075,675
500,000	Miamisburg OH CSD (Ref) UTGO	5.000	12/01/29	578,900
320,000	Brookfield OH LSD (Sch Facs Impt) UTGO	5.000	01/15/30	331,213
1,500,000	Cincinnati OH CSD (Ref Sch Impt) LTGO	5.000	06/01/31	1,640,670
1,000,000	Toledo OH CSD (Ref Sch Facs Impt) UTGO	5.000	12/01/32	1,132,540
300,000	Upper Arlington OH (Ref Various Purpose) LTGO	4.000	12/01/32	320,382
250,000	Lakewood OH CSD (Sch Facs Impt) UTGO Ser A	5.000	11/01/33	286,578
345,000	Bowling Green OH CSD (Ref) UTGO	5.000	12/01/34	393,441
500,000	Elyria OH CSD (Ref) UTGO	4.000	12/01/34	518,900
500,000	Three Rivers OH LSD (Ref) UTGO	5.000	12/01/34	562,410
435,000	Miami Trace OH LSD UTGO	5.000	12/01/35	494,886
200,000	Milford OH Exempt Vlg Sch Dist (Ref) UTGO	5.000	12/01/35	227,448
500,000	Lakewood OH (Ref) LTGO	5.000	12/01/36	574,500
	Total General Obligation Bonds			$9,326,157

	Variable Rate Demand Notes(A) — 2.4%
200,000	Allen Co OH Hosp Facs Rev (Catholic Healthcare) Ser C (LOC: Union Bank NA)	0.700	06/01/34	200,000
500,000	Montgomery Co OH Hosp Rev (Ref Premier Health Miami V) Ser 2016 (LOC: Barclays Bank PLC)	0.640	11/15/39	500,000
600,000	Montgomery Co OH Hosp Rev (Ref Premier Health Miami V) Ser 2016 (LOC: Barclays Bank PLC)	0.640	11/15/45	600,000
	Total Variable Rate Demand Notes			$1,300,000

	Total Investment Securities — 99.9%
	(Cost $51,659,026)			$53,732,385

	Other Assets in Excess of Liabilities — 0.1%			68,739

	Net Assets — 100.0%			$53,801,124

(A)	Demand Feature - Maturities shown are the final maturities, not the date on which principal could be recovered through the demand feature.

Floating and variable rate demand notes (“put bonds”) earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The maturity dates shown are the final maturity dates. The interest rates shown are the coupon rates in effect at December 31, 2016.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as pre-refunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated are the stipulated pre-refunded dates.

22

Touchstone Ohio Tax-Free Bond Fund (Unaudited) (Continued)

As of December 31, 2016, the Touchstone Ohio Tax-Free Bond Fund was invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the interest from which is exempt from Ohio personal income tax. The Touchstone Ohio Tax-Free Bond Fund is a non-diversified Fund under the Investment Company Act of 1940. Thus, the Fund may invest in fewer issuers than those of a diversified fund. As of December 31, 2016, there were no investments of 10% or greater in any one issuer held by the Fund.

Portfolio Abbreviations:

COP – Certificates of Participation

CSD – City School District

EDR – Economic Development Revenue

LOC – Letter of Credit

LSD – Local School District

LTGO – Limited Tax General Obligation

UTGO – Unlimited Tax General Obligation

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Municipal Bonds	$—	$53,732,385	$—	$53,732,385

See accompanying Notes to Financial Statements.

23

Portfolio of Investments

Touchstone Small Cap Value Opportunities Fund – December 31, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 96.8%

Financials — 27.2%
Bancorp, Inc. (The)*	157,300	$1,236,378
BofI Holding, Inc.*†	54,700	1,561,685
Boston Private Financial Holdings, Inc.	119,600	1,979,380
Columbia Banking System, Inc.	46,800	2,091,024
Cowen Group, Inc. - Class A*†	116,475	1,805,362
Customers Bancorp, Inc.*	70,520	2,526,026
Federated National Holding Co.	61,000	1,140,090
First Bancorp/Southern Pines NC	12,400	336,536
First Busey Corp.	49,700	1,529,766
First Cash, Inc.	22,700	1,066,900
Green Dot Corp. - Class A*	81,000	1,907,550
Greenlight Capital Re Ltd. (Cayman Islands) - Class A*	75,300	1,716,840
Homestreet, Inc.*	55,200	1,744,320
Infinity Property & Casualty Corp.	3,400	298,860
Maiden Holdings Ltd. (Bermuda)	113,000	1,971,850
MBIA, Inc.*	97,600	1,044,320
Nationstar Mortgage Holdings, Inc.*†	85,800	1,549,548
Popular, Inc. (Puerto Rico)	31,600	1,384,712
Radian Group, Inc.	119,500	2,148,610
South State Corp.	13,800	1,206,120
Stewart Information Services Corp.	34,300	1,580,544
Stifel Financial Corp.*	21,500	1,073,925
Texas Capital Bancshares, Inc.*	28,000	2,195,200
		35,095,546

Industrials — 15.2%
Air Transport Services Group, Inc.*	81,500	1,300,740
Allegiant Travel Co.	11,600	1,930,240
Celadon Group, Inc.†	125,900	900,185
Comfort Systems USA, Inc.	49,800	1,658,340
Covanta Holding Corp.	104,000	1,622,400
DigitalGlobe, Inc.*	42,000	1,203,300
Engility Holdings, Inc.*	49,500	1,668,150
Interface, Inc.	85,000	1,576,750
ITT, Inc.	27,200	1,049,104
Navigant Consulting, Inc.*	63,300	1,657,194
Steelcase, Inc. - Class A	107,900	1,931,410
Tutor Perini Corp.*	44,800	1,254,400
Viad Corp.	16,400	723,240
YRC Worldwide, Inc.*	87,500	1,162,000
		19,637,453

Consumer Discretionary — 12.4%
AMC Entertainment Holdings, Inc. - Class A†	53,100	1,786,815
Barnes & Noble, Inc.	83,000	925,450
Bloomin' Brands, Inc.	76,900	1,386,507
EW Scripps Co. (The) - Class A*	74,400	1,438,152
Finish Line, Inc. (The) - Class A	49,700	934,857
Gentherm, Inc.*	49,200	1,665,420
Houghton Mifflin Harcourt Co.*	63,300	686,805
Jamba, Inc.*†	76,900	792,070
Motorcar Parts of America, Inc.*	40,100	1,079,492
New Media Investment Group, Inc.	65,687	1,050,335
SeaWorld Entertainment, Inc.†	90,900	1,720,737
TRI Pointe Group, Inc.*	123,900	1,422,372
World Wrestling Entertainment, Inc. - Class A†	61,000	1,122,400
		16,011,412

Information Technology — 9.6%
Blackhawk Network Holdings, Inc.*	7,600	286,330
CalAmp Corp.*	66,300	961,350
ChipMOS Technologies Taiwan Inc. ADR	55,196	778,816
Diebold Nixdorf, Inc.†	67,500	1,697,625
Methode Electronics, Inc.	39,400	1,629,190
Semtech Corp.*	54,300	1,713,165
ShoreTel, Inc.*	186,200	1,331,330
Synchronoss Technologies, Inc.*	41,200	1,577,960
TiVo Corp.*	83,016	1,735,034
VASCO Data Security International, Inc.*	48,400	660,660
		12,371,460

Real Estate — 7.4%
Columbia Property Trust, Inc. REIT	62,600	1,352,161
Equity Commonwealth REIT*	68,000	2,056,320
FelCor Lodging Trust, Inc. REIT	186,400	1,493,064
HFF, Inc. - Class A	39,700	1,200,925
New Senior Investment Group, Inc. REIT	121,116	1,185,726
Ramco-Gershenson Properties Trust REIT	56,200	931,796
Retail Opportunity Investments Corp. REIT	61,200	1,293,156
		9,513,148

Health Care — 6.6%
Air Methods Corp.*	29,300	933,205
AMN Healthcare Services, Inc.*	45,300	1,741,785
Anika Therapeutics, Inc.*	20,300	993,888
BioTelemetry, Inc.*	63,400	1,416,990
Cynosure, Inc. - Class A*	31,100	1,418,160
Lannett Co., Inc.*†	28,200	621,810
Molina Healthcare, Inc.*	25,000	1,356,500
		8,482,338

Energy — 4.7%
Aegean Marine Petroleum Network, Inc. (Marshall Islands)†	113,000	1,146,950
Delek U.S. Holdings, Inc.	67,800	1,631,946
Helix Energy Solutions Group, Inc.*	87,100	768,222
Newpark Resources, Inc.*	124,600	934,500
Ring Energy, Inc.*	126,000	1,636,740
		6,118,358

Consumer Staples — 4.7%
Andersons, Inc. (The)	50,100	2,239,470
Casey's General Stores, Inc.	12,400	1,474,112
MGP Ingredients, Inc.	22,500	1,124,550
United Natural Foods, Inc.*	26,800	1,278,896
		6,117,028

Materials — 3.9%
Compass Minerals International, Inc.	21,100	1,653,185

24

Touchstone Small Cap Value Opportunities Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 96.8% (Continued)

Materials — (Continued)
Ferro Corp.*	111,100	$1,592,063
Ferroglobe PLC (United Kingdom)	161,300	1,746,879
Ferroglobe Representation and Warranty Insurance Trust	173,700	—
		4,992,127

Utilities — 3.8%
NorthWestern Corp.	29,600	1,683,352
PNM Resources, Inc.	52,000	1,783,600
Portland General Electric Co.	34,500	1,494,885
		4,961,837

Telecommunication Services — 1.3%
Vonage Holdings Corp.*	252,100	1,726,885
Total Common Stocks		$125,027,592

Investment Funds — 10.2%
Dreyfus Government Cash Management, Institutional Shares, 0.45%∞Ω	2,217,737	2,217,737
Invesco Government & Agency Portfolio, Institutional Class, 0.43%**∞Ω	10,915,000	10,915,000
Total Investment Funds		$13,132,737

Total Investment Securities —107.0%
(Cost $121,569,372)		$138,160,329

Liabilities in Excess of Other Assets — (7.0%)		(9,020,250)

Net Assets — 100.0%		$129,140,079

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2016 was $ 10,605,458.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2016.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$125,027,592	$—	$—	$125,027,592
Investment Funds	13,132,737	—	—	13,132,737
Total	$138,160,329	$—	$—	$138,160,329

See accompanying Notes to Financial Statements.

25

Portfolio of Investments

Touchstone Value Fund – December 31, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.8%

Health Care — 22.0%
Anthem, Inc.	70,660	$10,158,788
Cardinal Health, Inc.	103,700	7,463,289
Express Scripts Holding Co.*	113,818	7,829,540
Johnson & Johnson	85,540	9,855,063
Medtronic PLC (Ireland)	149,671	10,661,065
Merck & Co., Inc.	125,629	7,395,779
Pfizer, Inc.	307,239	9,979,123
Sanofi ADR	171,428	6,932,548
Teva Pharmaceutical Industries Ltd. ADR	195,738	7,095,502
UnitedHealth Group, Inc.	33,339	5,335,574
		82,706,271

Financials — 20.4%
American Express Co.	103,142	7,640,759
American International Group, Inc.	151,477	9,892,963
Bank of America Corp.	381,864	8,439,194
Capital One Financial Corp.	37,930	3,309,013
Citigroup, Inc.	151,889	9,026,763
JPMorgan Chase & Co.	142,981	12,337,831
PNC Financial Services Group, Inc. (The)	36,060	4,217,578
State Street Corp.	58,405	4,539,237
Wells Fargo & Co.	223,732	12,329,871
Xl Group Ltd.(Bermuda)	131,500	4,899,690
		76,632,899

Energy — 12.7%
BP PLC ADR	327,746	12,251,145
Chevron Corp.	46,600	5,484,820
ConocoPhillips	220,026	11,032,104
Marathon Petroleum Corp.	61,400	3,091,490
Occidental Petroleum Corp.	133,230	9,489,973
Phillips 66	74,043	6,398,056
		47,747,588

Industrials — 11.0%
Deere & Co.	33,344	3,435,766
General Dynamics Corp.	41,364	7,141,908
Honeywell International, Inc.	49,906	5,781,610
Johnson Controls International PLC	239,341	9,858,456
Norfolk Southern Corp.	25,500	2,755,785
Raytheon Co.	21,468	3,048,456
United Technologies Corp.	85,100	9,328,662
		41,350,643

Information Technology — 9.9%
Microsoft Corp.	143,194	8,898,075
Oracle Corp.	273,873	10,530,417
Qualcomm, Inc.	144,808	9,441,482
Texas Instruments, Inc.	110,889	8,091,570
		36,961,544

Consumer Staples — 8.7%
Altria Group, Inc.	162,688	11,000,963
CVS Health Corp.	144,400	11,394,604
Philip Morris International, Inc.	111,745	10,223,550
		32,619,117

Consumer Discretionary — 5.3%
Carnival Corp. (Panama)	106,659	5,552,668
Lowe's Cos., Inc.	74,942	5,329,875
Target Corp.	58,795	4,246,763
Twenty-First Century Fox, Inc. - Class A	173,500	4,864,940
		19,994,246

Telecommunication Services — 4.0%
AT&T, Inc.	95,859	4,076,883
Verizon Communications, Inc.	205,651	10,977,650
		15,054,533

Materials — 3.1%
Air Products & Chemicals, Inc.	81,300	11,692,566

Utilities — 0.7%
Entergy Corp.	36,824	2,705,459
Total Common Stocks		$367,464,866

Investment Fund — 1.8%
Dreyfus Government Cash Management, Institutional Shares, 0.45%∞Ω	6,934,120	6,934,120

Total Investment Securities —99.6%
(Cost $288,128,683)		$374,398,986

Other Assets in Excess of Liabilities — 0.4%		1,482,893

Net Assets — 100.0%		$375,881,879

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2016.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

26

Touchstone Value Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$367,464,866	$—	$—	$367,464,866
Investment Fund	6,934,120	—	—	6,934,120
Total	$374,398,986	$—	$—	$374,398,986

See accompanying Notes to Financial Statements.

27

Statements of Assets and Liabilities

December 31, 2016 (Unaudited)

	Touchstone	Touchstone	Touchstone
	Credit	Global	International	Touchstone
	Opportunities	Growth	Small Cap	Large Cap
	Fund	Fund	Fund	Fund
Assets
Investments, at cost	$50,563,714	$19,881,268	$308,155,338	$285,208,585
Investments, at market value (A)	$52,401,684	$20,427,714	$330,321,057	$313,931,939
Cash	87,667	—	45	—
Cash deposits held at prime broker	2,009,978	—	—	—
Foreign currency (B)	23,483	—	963,537	—
Dividends and interest receivable	660,521	4,969	162,996	339,343
Receivable for capital shares sold	2,500	—	652,869	594,803
Receivable for investments sold	375	—	352,738	—
Receivable for securities lending income	—	143	30,473	865
Receivable from other affiliates	1,051	—	—	—
Tax reclaim receivable	—	84	159,927	22,759
Other assets	6,325	10,537	28,596	26,717
Total Assets	55,193,584	20,443,447	332,672,238	314,916,426

Liabilities
Unrealized depreciation on unfunded loan commitments*	647	—	—	—
Securities sold short (C)	2,047,712	—	—	—
Dividends and interest payable on securities sold short	18,233	—	—	—
Bank overdrafts	—	100	—	—
Foreign currency(B}	—	2	—	—
Dividends payable	—	—	—	—
Payable for return of collateral for securities on loan	—	418,147	13,372,153	—
Payable for capital shares redeemed	33,517	—	515,782	373,821
Payable for investments purchased	190,701	—	4,684,793	—
Payable to Investment Advisor	46,243	6,143	248,075	178,517
Payable to other affiliates	—	182	41,736	14,971
Payable to Trustees	4,009	4,249	4,009	4,009
Payable to Transfer Agent	2,623	328	101,408	103,962
Payable for reports to shareholders	6,207	4,479	13,745	10,604
Payable for professional services	25,228	14,266	35,360	21,457
Other accrued expenses and liabilities	14,270	90	21,860	100
Total Liabilities	2,389,390	447,986	19,038,921	707,441
Net Assets	$52,804,194	$19,995,461	$313,633,317	$314,208,985

Net assets consist of:
Paid-in capital	$50,887,536	$19,704,439	$327,516,657	$302,434,276
Accumulated net investment income (loss)	(108,959)	(42,138)	(1,771,469)	(1,315)
Accumulated net realized gains (losses) on investments, foreign currency transactions, written options and securities sold short	162,935	(213,274)	(34,266,276)	(16,947,330)
Net unrealized appreciation on investments, foreign currency transactions, securities sold short and unfunded loan commitments	1,862,682	546,434	22,154,405	28,723,354
Net Assets	$52,804,194	$19,995,461	$313,633,317	$314,208,985
(A) Includes market value of securities on loan of:	$—	$391,738	$12,904,378	$—
(B) Cost of foreign currency:	$—	$(2)	$958,730	$—
(C) Proceeds received for securities sold short:	$2,073,219	$—	$—	$—

* See Note 2 in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

28

Statements of Assets and Liabilities (Unaudited) (Continued)

Touchstone	Touchstone	Touchstone
Large Company	Ohio Tax-Free	Small Cap Value	Touchstone
Growth	Bond	Opportunities	Value
Fund	Fund	Fund	Fund

$154,057,366	$51,659,026	$121,569,372	$288,128,683
$184,436,834	$53,732,385	$138,160,329	$374,398,986
—	11,402	12	—
—	—	—	—
—	—	—	—
82,012	399,472	123,291	695,748
1,750	7,481	92,258	1,391,170
—	—	6,248,804	—
1,490	—	6,351	—
5,741
—	—	—	—
11,965	17,418	28,326	22,601
184,539,792	54,168,158	144,659,371	376,508,505

—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
—	134,391	—	—
4,621,009	—	10,915,000	—
35,098	156,403	4,424,282	293,641
—	—	—	—
121,195	16,942	100,602	204,002
—	13,631	10,816	14,387
3,827	4,008	4,009	4,009
2,378	9,726	32,341	72,628
6,201	5,318	12,137	15,202
8,064	20,809	17,184	20,387
654	5,806	2,921	2,370
4,798,426	367,034	15,519,292	626,626
$179,741,366	$53,801,124	$129,140,079	$375,881,879

$152,208,340	$51,754,541	$119,428,095	$284,937,367
(785,744)	(18,824)	320,284	55,323

(2,060,698)	(7,952)	(7,199,257)	4,618,886

30,379,468	2,073,359	16,590,957	86,270,303
$179,741,366	$53,801,124	$129,140,079	$375,881,879
$4,329,156	$—	$10,605,458	$—
$—	$—	$—	$—
$—	$—	$—	$—

29

Statements of Assets and Liabilities (Unaudited) (Continued)

	Touchstone	Touchstone	Touchstone
	Credit	Global	International	Touchstone
	Opportunities	Growth	Small Cap	Large Cap
	Fund	Fund	Fund	Fund

Pricing of Class A Shares
Net assets applicable to Class A shares	$29,857	$2,703	$16,790,716	$3,901,156
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,897	153	1,163,888	351,440
Net asset value price per share*	$10.31	$17.67	$14.43	$11.10
Maximum sales charge - Class A shares	5.75%	5.75%	5.75%	5.75%
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) - Class A shares	$10.94	$18.75	$15.31	$11.78

Pricing of Class C Shares
Net assets applicable to Class C shares	$6,778	$2,351	$3,064,273	$7,976,783
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	655	133	215,616	725,566
Net asset value and offering price per share**	$10.35	$17.62	$14.21	$10.99

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$5,230	$2,358	$137,337,081	$211,188,859
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	508	133	9,290,577	18,985,598
Net asset value, offering price and redemption price per share	$10.30	$17.68	$14.78	$11.12

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class shares	$52,762,329	$19,988,049	$156,441,247	$91,142,187
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	5,122,192	1,129,788	10,531,086	8,185,585
Net asset value, offering price and redemption price per share	$10.30	$17.69	$14.86	$11.13

* There is no sales load on subscriptions of $1 million or more. Redemptions that were part of a $1 million or more subscription may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.

** Redemption price per share varies by length of time shares are held due to the terms of the contingent deferred sales charge.

See accompanying Notes to Financial Statements.

30

Statements of Assets and Liabilities (Unaudited) (Continued)

Touchstone	Touchstone	Touchstone
Large Company	Ohio Tax-Free	Small Cap Value	Touchstone
Growth	Bond	Opportunities	Value
Fund	Fund	Fund	Fund

$92,793	$46,733,142	$3,930,817	$46,109,648

3,187	4,082,589	227,661	4,803,752
$29.12	$11.45	$17.27	$9.60
5.75%	4.75%	5.75%	5.75%

$30.90	$12.02	$18.32	$10.19

$2,397	$7,063,154	$978,253	$5,168,557

83	617,035	58,456	540,091
$29.03	$11.45	$16.73	$9.57

$5,617,761	$2,414	$117,187,628	$80,202,211

192,788	211	6,384,068	8,325,331
$29.14	$11.44	$18.36	$9.63

$174,028,415	$2,414	$7,043,381	$244,401,463

5,969,753	211	378,313	25,433,718
$29.15	$11.45	$18.62	$9.61

31

Statements of Operations

For the Six Months Ended December 31, 2016 (Unaudited)

	Touchstone	Touchstone	Touchstone
	Credit	Global	International
	Opportunities	Growth	Small Cap
	Fund	Fund	Fund
Investment Income
Dividends(A)	$6,907	$24,839	$2,464,690
Interest	1,648,223	—	—
Income from securities loaned	—	220	165,784
Total Investment Income	1,655,130	25,059	2,630,474
Expenses
Investment advisory fees	297,948	56,008	1,749,529
Administration fees	39,275	14,729	269,686
Compliance fees and expenses	1,427	1,117	1,427
Custody fees	17,607	3,181	56,862
Professional fees	19,237	18,740	37,975
Transfer Agent fees, Class A	1,323	119	18,240
Transfer Agent fees, Class C	135	119	3,296
Transfer Agent fees, Class Y	133	119	101,958
Transfer Agent fees, Institutional Class	1,029	9,322	33,184
Registration Fees, Class A	1,197	754	9,756
Registration Fees, Class C	1,197	754	4,236
Registration Fees, Class Y	1,197	754	16,971
Registration Fees, Institutional Class	1,398	14,330	12,698
Dividend expense on securities sold short	1,529	—	—
Interest expense on securities sold short	55,741	—	—
Reports to Shareholders, Class A	1,938	1,675	3,619
Reports to Shareholders, Class C	1,938	1,675	2,246
Reports to Shareholders, Class Y	1,938	1,675	10,389
Reports to Shareholders, Institutional Class	2,085	1,987	2,063
Shareholder servicing fees, Institutional Class	—	351	—
Distribution expenses, Class A	54	2	26,105
Distribution and shareholder servicing expenses, Class C	38	9	18,794
Trustee fees	7,875	9,572	7,875
Other expenses	18,289	9,078	49,027
Total Expenses	474,528	146,070	2,435,936
Fees waived and/or reimbursed by the Advisor and/or Affiliates(B)	(54,184)	(79,761)	(81,369)
Net Expenses	420,344	66,309	2,354,567
Net Investment Income (Loss)	1,234,786	(41,250)	275,907
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments	545,337	(126,113)	(11,334,102)
Net realized gain (losses) on foreign currency transactions	4,000	(2,506)	(214,592)
Net realized gains on written options	4,091	—	—
Net realized losses on securities sold short	(30,059)	—	—
Net change in unrealized appreciation (depreciation) on investments(C)	1,340,717	(51,888)	1,445,765
Net change in unrealized appreciation (depreciation) on foreign currency transactions	(3,619)	120	28,447
Net change in unrealized appreciation (depreciation) on securities sold short	12,207	—	—
Net change in unrealized appreciation (depreciation) on unfunded loan commitments	(566)	—	—
Net Realized and Unrealized Gains (Losses) on Investments	1,872,108	(180,387)	(10,074,482)
Change in Net Assets Resulting from Operations	$3,106,894	$(221,637)	$(9,798,575)
(A)Net of foreign tax withholding of:	$—	$2,715	$218,065

(B)See Note 4 in Notes to Financial Statements.

(C)Change in unrealized appreciation (depreciation) on investments does not include net unrealized appreciation of $301,083 for the Global Growth Fund in connection with the Fund's merger. See Note 8 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

32

Statements of Operations (Unaudited) (Continued)

	Touchstone	Touchstone	Touchstone
Touchstone	Large Company	Ohio	Small Cap Value	Touchstone
Large Cap	Growth	Tax-Free Bond	Opportunities	Value
Fund	Fund	Fund	Fund	Fund

$2,652,291	$405,458	$—	$1,130,914	$5,848,927
—	—	1,103,214	—	—
9,605	3,731	—	52,201	2,063
2,661,896	409,189	1,103,214	1,183,115	5,850,990

1,126,363	706,908	145,538	673,855	1,182,204
233,318	119,280	42,206	102,852	263,722
1,427	1,117	1,427	1,427	1,427
4,411	6,020	1,693	4,637	5,139
17,939	16,933	16,009	14,146	18,229
2,325	119	13,266	5,563	33,445
2,038	119	1,677	1,062	3,072
118,239	119	91	59,350	49,573
10,551	57,322	91	1,861	25,477
4,062	858	5,783	7,925	8,192
5,069	858	3,138	3,339	2,855
12,019	858	1,130	8,257	8,882
6,053	14,223	1,130	7,521	8,440
—	—	—	—	—
—	—	—	—	—
2,033	1,675	3,275	2,429	4,123
2,078	1,675	2,799	2,059	2,233
10,052	1,675	1,677	6,436	3,739
2,151	7,380	1,713	2,311	6,974
—	14,114	—	—	—
4,248	13	63,625	7,393	59,750
36,438	9	36,559	5,291	27,852
7,875	11,138	7,875	7,875	7,875
40,640	16,199	12,968	12,319	24,570
1,649,329	978,612	363,670	937,908	1,747,773
(258,570)	(131,423)	(88,838)	(97,785)	(324,288)
1,390,759	847,189	274,832	840,123	1,423,485
1,271,137	(438,000)	828,382	342,992	4,427,505

(2,135,205)	4,152,420	3,267	387,684	18,256,873
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
20,466,992	2,932,169	(2,843,347)	20,545,186	12,167,831
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
18,331,787	7,084,589	(2,840,080)	20,932,870	30,424,704
$19,602,924	$6,646,589	$(2,011,698)	$21,275,862	$34,852,209
$—	$13,572	$—	$17,186	$19,494

33

Statements of Changes in Net Assets

	Touchstone		Touchstone
	Credit Opportunities		Global Growth
	Fund		Fund
	For the		For the
	Six Months		Six Months
	Ended		Ended
	December 31,	For the Period	December 31,	For the Year
	2016	Ended June 30,	2016	Ended June 30,
	(Unaudited)	2016(A)	(Unaudited)	2016
From Operations
Net investment income (loss)	$1,234,786	$1,522,904	$(41,250)	$(14,072)
Net realized gains (losses) on investments, foreign currency transactions, written options and securities sold short	523,369	(37,316)	(128,619)	69,769
Net change in unrealized appreciation (depreciation) on investments, foreign currency transactions, securities sold short and unfunded loan commitments	1,348,739	513,943	(51,768)	(288,817)
Change in Net Assets from Operations	3,106,894	1,999,531	(221,637)	(233,120)
Distributions to Shareholders from:
Net investment income, Class A	(994)	(763)	—	—
Net investment income, Class C	(128)	(71)	—	—
Net investment income, Class Y	(68)	(62)	—	—
Net investment income, Institutional Class	(1,374,425)	(1,380,908)	—	—
Net realized gains, Class A	(203)	(6)	—	—
Net realized gains, Class C	(46)	(3)	—	—
Net realized gains, Class Y	(19)	(3)	—	—
Net realized gains, Institutional Class	(359,674)	(76,436)	(155,083)	(438,950)
Total Distributions	(1,735,557)	(1,458,252)	(155,083)	(438,950)

Net Increase (Decrease) from Share Transactions(B)	(3,030,260)	53,921,838	13,954,580	1,049,679

Total Increase (Decrease) in Net Assets	(1,658,923)	54,463,117	13,577,860	377,609
Net Assets
Beginning of period	54,463,117	—	6,417,601	6,039,992
End of period	$52,804,194	$54,463,117	$19,995,461	$6,417,601
Accumulated Net Investment Income (Loss)	$(108,959)	$31,870	$(42,138)	$(888)

(A) Represents the period from commencement of operations (September 1, 2015) through June 30, 2016.

(B) For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 38-39.

See accompanying Notes to Financial Statements.

34

Statements of Changes in Net Assets (Continued)

Touchstone		Touchstone
International		Large Cap
Small Cap Fund		Fund
For the Six		For the Six
Months		Months
Ended		Ended
December 31,	For the Year	December 31,	For the Year
2016	Ended	2016	Ended June 30,
(Unaudited)	June 30, 2016	(Unaudited)	2016

$275,907	$2,989,888	$1,271,137	$3,273,706

(11,548,694)	(16,022,203)	(2,135,205)	(14,607,680)

1,474,212	(13,027,560)	20,466,992	7,920,893
(9,798,575)	(26,059,875)	19,602,924	(3,413,081)

(163,775)	(170,544)	(25,205)	(12,125)
—	(26,681)	(13,471)	(21,929)
(1,895,619)	(1,290,541)	(1,947,427)	(1,492,225)
(2,379,854)	(854,764)	(921,412)	(652,137)
—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
(4,439,248)	(2,342,530)	(2,907,515)	(2,178,416)

(64,012,113)	171,734,256	(7,762,670)	14,369,777

(78,249,936)	143,331,851	8,932,739	8,778,280

391,883,253	248,551,402	305,276,246	296,497,966
$313,633,317	$391,883,253	$314,208,985	$305,276,246
$(1,771,469)	$2,391,872	$(1,315)	$1,635,063

35

Statements of Changes in Net Assets (Continued)

	Touchstone		Touchstone
	Large Company		Ohio Tax-Free
	Growth Fund		Bond Fund
	For the Six		For the Six
	Months		Months
	Ended		Ended
	December 31,	For the Year	December 31,	For the Year
	2016	Ended June 30,	2016	Ended June 30,
	(Unaudited)	2016	(Unaudited)	2016
From Operations
Net investment income (loss)	$(438,000)	$(869,368)	$828,382	$1,683,001
Net realized gains (losses) on investments	4,152,420	5,771,672	3,267	146,876
Net change in unrealized appreciation (depreciation) on investments	2,932,169	(13,460,937)	(2,843,347)	1,611,783
Change in Net Assets from Operations	6,646,589	(8,558,633)	(2,011,698)	3,441,660
Distributions to Shareholders from:
Net investment income, Class A	—	—	(747,607)	(1,513,865)
Net investment income, Class C	—	—	(79,758)	(166,922)
Net investment income, Class Y	—	—	(27)	—
Net investment income, Institutional Class	—	—	(27)	—
Net realized gains, Class A	(642)	—	(66,721)	(74,693)
Net realized gains, Class C	(86)	—	(10,018)	(11,149)
Net realized gains, Class Y	(167,270)	—	(3)	—
Net realized gains, Institutional Class	(6,208,313)	(14,756,448)	(3)	—
Total Distributions	(6,376,311)	(14,756,448)	(904,164)	(1,766,629)

Net Increase (Decrease) from Share Transactions(A)	(633,236)	7,334,923	(3,202,297)	3,824,832

Total Increase (Decrease) in Net Assets	(362,958)	(15,980,158)	(6,118,159)	5,499,863
Net Assets
Beginning of period	180,104,324	196,084,482	59,919,283	54,419,420
End of period	$179,741,366	$180,104,324	$53,801,124	$59,919,283
Accumulated Net Investment Income (Loss)	$(785,744)	$(347,744)	$(18,824)	$(19,787)

(A) For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 40-41.

See accompanying Notes to Financial Statements.

36

Statements of Changes in Net Assets (Continued)

Touchstone
Small Cap		Touchstone
Value Opportunities Fund		Value Fund
For the Six		For the Six
Months		Months
Ended		Ended
December 31,	For the Year	December 31,	For the Year
2016	Ended June 30,	2016	Ended June 30,
(Unaudited)	2016	(Unaudited)	2016

$342,992	$37,131	$4,427,505	$7,575,743
387,684	(5,632,369)	18,256,873	2,856,372
20,545,186	(19,879,588)	12,167,831	(15,515,282)
21,275,862	(25,474,826)	34,852,209	(5,083,167)

—	—	(491,098)	(861,443)
—	—	(34,350)	(58,802)
(46,779)	—	(947,948)	(1,653,061)
(13,360)	—	(3,099,968)	(4,968,698)
(4,935)	(664,219)	(98,619)	(3,619,682)
(1,239)	(137,745)	(10,992)	(441,793)
(136,864)	(8,245,264)	(167,149)	(6,054,784)
(13,210)	(2,203,046)	(499,295)	(16,589,894)
(216,387)	(11,250,274)	(5,349,419)	(34,248,157)

(28,402,246)	(25,258,785)	(3,860,714)	(25,949,923)

(7,342,771)	(61,983,885)	25,642,076	(65,281,247)

136,482,850	198,466,735	350,239,803	415,521,050
$129,140,079	$136,482,850	$375,881,879	$350,239,803
$320,284	$37,431	$55,323	$201,182

37

Statements of Changes in Net Assets - Capital Stock Activity

	Touchstone
	Credit Opportunities Fund				Touchstone Global Growth Fund
	For the Six				For the Six
	Months Ended		For the		Months Ended		For the
	December 31, 2016		Period Ended		December 31, 2016		Year Ended
	(Unaudited)		June 30, 2016(A)		(Unaudited)		June 30, 2016
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	1,909	$19,712	4,225	$41,194	153	$2,850	—	$—
Reinvestment of distributions	116	1,197	78	769	—	—	—	—
Cost of Shares redeemed	(3,431)	(35,545)	—	—	—	—	—	—
Change from Class A Share Transactions	(1,406)	(14,636)	4,303	41,963	153	2,850	—	—
Class C
Proceeds from Shares issued	771	7,997	631	6,354	133	2,500	—	—
Reinvestment of distributions	17	175	7	74	—	—	—	—
Cost of Shares redeemed	(771)	(7,946)	—	—	—	—	—	—
Change from Class C Share Transactions	17	226	638	6,428	133	2,500	—	—
Class Y
Proceeds from Shares issued	243	2,500	250	2,500	133	2,500	—	—
Reinvestment of distributions	8	86	7	65	—	—	—	—
Cost of Shares redeemed	—	—	—	—	—	—	—	—
Change from Class Y Share Transactions	251	2,586	257	2,565	133	2,500	—	—
Institutional Class
Proceeds from Shares issued	126,361	1,308,680	6,095,928	60,534,513	500,264	9,009,920	65,008	1,200,061
Proceeds from Shares issued in connection with merger(B)	—	—	—	—	263,883	4,918,771	—	—
Reinvestment of distributions	168,253	1,734,099	148,074	1,457,344	8,424	155,083	24,305	438,950
Cost of Shares redeemed	(587,906)	(6,061,215)	(828,518)	(8,120,975)	(7,341)	(137,044)	(30,591)	(589,332)
Change from Institutional Class Share Transactions	(293,292)	(3,018,436)	5,415,484	53,870,882	765,230	13,946,730	58,722	1,049,679
Change from Share Transactions	(294,430)	$(3,030,260)	5,420,682	$53,921,838	765,649	$13,954,580	58,722	$1,049,679

(A) Represents the period from commencement of operations (September 1, 2015) through June 30, 2016.

(B) See Note 8 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

38

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone International Small Cap Fund				Touchstone Large Cap Fund
For the Six				For the Six
Months Ended		For the		Months Ended		For the
December 31, 2016		Year Ended		December 31, 2016		Year Ended
(Unaudited)		June 30, 2016		(Unaudited)		June 30, 2016
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

123,705	$1,867,111	1,297,550	$20,328,627	101,522	$1,113,417	283,256	$2,895,443
9,985	142,989	9,887	158,978	2,099	23,356	1,075	11,223
(511,722)	(7,667,696)	(1,256,673)	(19,261,081)	(100,959)	(1,073,347)	(124,504)	(1,292,569)
(378,032)	(5,657,596)	50,764	1,226,524	2,662	63,426	159,827	1,614,097

8,656	126,524	133,443	2,080,162	268,234	2,878,193	539,045	5,506,168
—	—	1,418	22,400	1,143	12,600	1,994	20,656
(85,796)	(1,261,607)	(95,192)	(1,430,219)	(134,502)	(1,423,041)	(79,635)	(799,302)
(77,140)	(1,135,083)	39,669	672,343	134,875	1,467,752	461,404	4,727,522

809,364	12,594,916	4,883,659	78,063,592	1,128,737	12,144,518	4,361,014	44,815,433
125,225	1,837,046	74,065	1,222,070	169,260	1,887,249	138,618	1,449,935
(2,481,900)	(37,805,408)	(4,303,980)	(67,754,238)	(2,133,728)	(23,169,465)	(2,875,579)	(29,570,338)
(1,547,311)	(23,373,446)	653,744	11,531,424	(835,731)	(9,137,698)	1,624,053	16,695,030

1,703,072	26,654,568	13,135,958	208,924,740	2,178,837	23,633,573	1,791,859	18,806,709

—	—	—	—	—	—	—	—
160,912	2,371,845	51,285	850,301	82,562	921,390	62,285	652,122
(4,102,497)	(62,872,401)	(3,197,660)	(51,471,076)	(2,339,755)	(24,711,113)	(2,848,371)	(28,125,703)
(2,238,513)	(33,845,988)	9,989,583	158,303,965	(78,356)	(156,150)	(994,227)	(8,666,872)
(4,240,996)	$(64,012,113)	10,733,760	$171,734,256	(776,550)	$(7,762,670)	1,251,057	$14,369,777

39

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

	Touchstone Large Company Growth Fund				Touchstone Ohio Tax-Free Bond Fund
	For the Six				For the Six
	Months Ended		For the		Months Ended		For the
	December 31, 2016		Year Ended		December 31, 2016		Year Ended
	(Unaudited)		June 30, 2016		(Unaudited)		June 30, 2016
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	3,166	$93,918	—	$—	49,550	$589,178	669,252	$7,902,507
Reinvestment of distributions	22	642	—	—	46,059	539,913	89,976	1,064,490
Cost of Shares redeemed	(1)	(30)	—	—	(380,323)	(4,456,813)	(421,388)	(4,986,447)
Change from Class A Share Transactions	3,187	94,530	—	—	(284,714)	(3,327,722)	337,840	3,980,550
Class C
Proceeds from Shares issued	80	2,500	—	—	15,406	184,049	65,428	779,031
Reinvestment of distributions	3	86	—	—	5,805	68,045	10,974	129,973
Cost of Shares redeemed	—	—	—	—	(11,113)	(131,729)	(89,547)	(1,064,722)
Change from Class C Share Transactions	83	2,586	—	—	10,098	120,365	(13,145)	(155,718)
Class Y
Proceeds from Shares issued	190,782	5,899,735	—	—	208	2,500	—	—
Reinvestment of distributions	2,725	80,853	—	—	3	30	—	—
Cost of Shares redeemed	(719)	(21,179)	—	—	—	—	—	—
Change from Class Y Share Transactions	192,788	5,959,409	—	—	211	2,530	—	—
Institutional Class
Proceeds from Shares issued	457,980	13,815,101	1,165,718	35,086,926	208	2,511	—	—
Reinvestment of distributions	195,271	5,795,660	452,418	13,717,304	3	30	—	—
Cost of Shares redeemed	(862,003)	(26,300,522)	(1,350,702)	(41,469,307)	—	(11)	—	—
Change from Institutional Class Share Transactions	(208,752)	(6,689,761)	267,434	7,334,923	211	2,530	—	—
Change from Share Transactions	(12,694)	$(633,236)	267,434	$7,334,923	(274,194)	$(3,202,297)	324,695	$3,824,832

See accompanying Notes to Financial Statements.

40

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Small Cap Value Opportunities Fund				Touchstone Value Fund
For the Six				For the Six
Months Ended		For the		Months Ended		For the
December 31, 2016		Year Ended		December 31, 2016		Year Ended
(Unaudited)		June 30, 2016		(Unaudited)		June 30, 2016
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

161,108	$2,502,774	178,569	$3,110,849	213,413	$1,986,479	492,806	$4,400,455
269	4,726	43,225	637,999	51,316	496,469	447,991	3,878,202
(237,118)	(3,846,338)	(733,688)	(11,793,510)	(883,239)	(8,191,207)	(1,198,179)	(10,762,282)
(75,741)	(1,338,838)	(511,894)	(8,044,662)	(618,510)	(5,708,259)	(257,382)	(2,483,625)

5,319	81,241	13,981	223,530	20,551	191,202	54,582	478,901
60	1,014	7,225	104,187	3,127	30,180	35,343	303,882
(24,538)	(380,104)	(56,888)	(830,488)	(121,728)	(1,129,686)	(162,854)	(1,464,650)
(19,159)	(297,849)	(35,682)	(502,771)	(98,050)	(908,304)	(72,929)	(681,867)

334,489	5,632,093	937,755	15,335,755	1,320,380	12,225,479	1,274,736	11,372,831
9,416	174,974	513,365	8,039,304	89,420	868,052	713,740	6,206,070
(580,281)	(9,805,817)	(2,440,654)	(41,804,653)	(1,745,542)	(16,291,990)	(3,995,911)	(35,656,922)
(236,376)	(3,998,750)	(989,534)	(18,429,594)	(335,742)	(3,198,459)	(2,007,435)	(18,078,021)

45,534	758,147	345,792	6,071,129	3,081,245	28,724,912	7,730,290	69,961,732
1,312	24,673	135,183	2,145,352	326,035	3,156,605	2,168,255	18,830,820
(1,324,314)	(23,549,629)	(395,931)	(6,498,239)	(2,808,512)	(25,927,209)	(10,435,595)	(93,498,962)
(1,277,468)	(22,766,809)	85,044	1,718,242	598,768	5,954,308	(537,050)	(4,706,410)
(1,608,744)	$(28,402,246)	(1,452,066)	$(25,258,785)	(453,534)	$(3,860,714)	(2,874,796)	$(25,949,923)

41

Financial Highlights

Touchstone Credit Opportunities Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period
	Six Months
	Ended		Period
	December 31,		Ended
	2016		June 30,
	(Unaudited)		2016(A)
Net asset value at beginning of period	$10.05		$10.00
Income from investment operations:
Net investment income	0.22		0.22
Net realized and unrealized gains on investments	0.36		0.07
Total from investment operations	0.58		0.29
Distributions from:
Net investment income	(0.25)		(0.23)
Realized capital gains	(0.07)		(0.01)
Total distributions	(0.32)		(0.24)
Net asset value at end of period	$10.31		$10.05
Total return(B)	5.77	%(C)	2.95	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$30		$43
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(D)	1.90	%(E)	1.73	%(E)
Gross expenses (including dividend and interest expense on securities sold short)(F)	22.58	%(E)	38.32	%(E)
Net investment income	4.21	%(E)	3.53	%(E)
Portfolio turnover rate	33	%(C)	91	%(C)

Touchstone Credit Opportunities Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period
	Six Months
	Ended		Period
	December 31,		Ended
	2016		June 30,
	(Unaudited)		2016(A)
Net asset value at beginning of period	$10.08		$10.00
Income from investment operations:
Net investment income	0.21		0.17
Net realized and unrealized gains on investments	0.33		0.08
Total from investment operations	0.54		0.25
Distributions from:
Net investment income	(0.20)		(0.16)
Realized capital gains	(0.07)		(0.01)
Total distributions	(0.27)		(0.17)
Net asset value at end of period	$10.35		$10.08
Total return(B)	5.39	%(C)	2.59	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$7		$6
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(D)	2.65	%(E)	2.48	%(E)
Gross expenses (including dividend and interest expense on securities sold short)(F)	88.03	%(E)	276.34	%(E)
Net investment income	3.46	%(E)	2.79	%(E)
Portfolio turnover rate	33	%(C)	91	%(C)

(A)	Represents the period from commencement of operations (September 1, 2015) through June 30, 2016.
(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short for Class A is 1.69% and 1.69% and for Class C is 2.44% and 2.44% for the six months ended December 31, 2016 and for the period ended June 30, 2016, respectively.
(E)	Annualized.
(F)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short for Class A is 22.37% and 38.28% and for Class C is 87.82% and 276.30% for the six months ended December 31, 2016 and for the period ended June 30, 2016, respectively.

See accompanying Notes to Financial Statements.

42

Financial Highlights (Continued)

Touchstone Credit Opportunities Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
	Six Months
	Ended		Period
	December 31,		Ended
	2016		June 30,
	(Unaudited)		2016(A)
Net asset value at beginning of period	$10.04		$10.00
Income (loss) from investment operations:
Net investment income	0.24		0.31
Net realized and unrealized gains (losses) on investments	0.35		(0.02)
Total from investment operations	0.59		0.29
Distributions from:
Net investment income	(0.26)		(0.24)
Realized capital gains	(0.07)		(0.01)
Total distributions	(0.33)		(0.25)
Net asset value at end of period	$10.30		$10.04
Total return	5.93	%(B)	3.04	%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$5		$3
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(C)	1.65	%(D)	1.48	%(D)
Gross expenses (including dividend and interest expense on securities sold short)(E)	242.24	%(D)	355.77	%(D)
Net investment income	4.46	%(D)	3.79	%(D)
Portfolio turnover rate	33	%(B)	91	%(B)

Touchstone Credit Opportunities Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period
	Six Months
	Ended		Period
	December 31,		Ended
	2016		June 30,
	(Unaudited)(A)		2016(A)
Net asset value at beginning of period	$10.05		$10.00
Income from investment operations:
Net investment income	0.24		0.28
Net realized and unrealized gains on investments	0.35		0.03
Total from investment operations	0.59		0.31
Distributions from:
Net investment income	(0.27)		(0.25)
Realized capital gains	(0.07)		(0.01)
Total distributions	(0.34)		(0.26)
Net asset value at end of period	$10.30		$10.05
Total return	5.87	%(B)	3.22	%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$52,762		$54,411
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(C)	1.55	%(D)	1.38	%(D)
Gross expenses (including dividend and interest expense on securities sold short)(E)	1.71	%(D)	1.65	%(D)
Net investment income	4.56	%(D)	3.88	%(D)
Portfolio turnover rate	33	%(B)	91	%(B)

(A)	Represents the period from commencement of operations (September 1, 2015) through June 30, 2016.
(B)	Not annualized.
(C)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short for Class Y is 1.44% and 1.44% and for Institutional Class is 1.34% and 1.34% for the six months ended December 31, 2016 and for the period ended June 30, 2016, respectively.
(D)	Annualized.
(E)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short for Class Y is 242.03% and 355.73% and for Institutional Class is 1.50% and 1.61% for the six months ended December 31, 2016 and for the period ended June 30, 2016, respectively.

See accompanying Notes to Financial Statements.

43

Financial Highlights (Continued)

Touchstone Global Growth Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period
	Period
	Ended
	December 31,
	2016(A)
	(Unaudited)
Net asset value at beginning of period	$18.74
Loss from investment operations:
Net investment loss	(0.05)
Net realized and unrealized losses on investments	(1.02)
Total from investment operations	(1.07)
Net asset value at end of period	$17.67
Total return(B)	(5.71	%)(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$3
Ratio to average net assets:
Net expenses	1.41	%(D)
Gross expenses	269.36	%(D)
Net investment loss	(0.84	%)(D)
Portfolio turnover rate	41	%(C)(E)

Touchstone Global Growth Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period
	Period
	Ended
	December 31,
	2016(A)
	(Unaudited)
Net asset value at beginning of period	$18.74
Loss from investment operations:
Net investment loss	(0.11)
Net realized and unrealized losses on investments	(1.01)
Total from investment operations	(1.12)
Net asset value at end of period	$17.62
Total return(B)	(5.98	%)(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$2
Ratio to average net assets:
Net expenses	2.16	%(D)
Gross expenses	279.88	%(D)
Net investment loss	(1.59	%)(D)
Portfolio turnover rate	41	%(C)(E)

(A)	Represents the period from commencement of operations (August 15, 2016) through December 31, 2016.
(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover excludes the purchases and sales of the DSM Global Growth & Income Fund merger on August 15, 2016 (see Note 8). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

44

Financial Highlights (Continued)

Touchstone Global Growth Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
	Period
	Ended
	December 31,
	2016(A)
	(Unaudited)
Net asset value at beginning of period	$18.74
Loss from investment operations:
Net investment loss	(0.04)
Net realized and unrealized losses on investments	(1.02)
Total from investment operations	(1.06)
Net asset value at end of period	$17.68
Total return	(5.66	%)(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$2
Ratio to average net assets:
Net expenses	1.16	%(C)
Gross expenses	278.40	%(C)
Net investment loss	(0.59	%)(C)
Portfolio turnover rate	41	%(B)(D)

Touchstone Global Growth Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period
Six Months
Ended	Period
December 31,	Ended
2016	Year Ended June 30,	June 30,
(Unaudited)	2016	2015	2014	2013	2012(E)
Net asset value at beginning of period	$17.60	$19.75	$20.26	$16.38	$14.00	$15.00
Income (loss) from investment operations:
Net investment income (loss)	(0.03)	(0.04	)(F)	(0.02	)(F)	0.07	(F)	0.03	(F)	0.01	(F)
Net realized and unrealized gains (losses) on investments	0.55	(0.73)	1.56	4.48	2.39	(1.01)
Total from investment operations	0.52	(0.77)	1.54	4.55	2.42	(1.00)
Distributions from:
Net investment income	—	—	(0.06)	—	(0.04)	—
Realized capital gains	(0.43)	(1.38)	(1.99)	(0.67)	—	—
Total distributions	(0.43)	(1.38)	(2.05)	(0.67)	(0.04)	—
Net asset value at end of period	$17.69	$17.60	$19.75	$20.26	$16.38	$14.00
Total return	2.84	%(B)	(4.06%)	8.52%	28.04%	17.33%	(6.67	%)(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$19,988	$6,418	$6,040	$5,015	$3,117	$2,373
Ratio to average net assets:
Net expenses	1.07	%(C)	1.15	%(G)	1.20%	1.20%	1.20%	1.20	%(C)
Gross expenses	2.22	%(C)	4.12%	4.54%	5.92%	7.46%	18.41	%(C)
Net investment income (loss)	(0.66	%)(C)	(0.23%)	(0.10%)	0.37%	0.19%	0.26	%(C)
Portfolio turnover rate	41	%(B)(D)	57%	91%	82%	114%	9	%(B)

(A)	Represents the period from commencement of operations (August 15, 2016) through December 31, 2016.
(B)	Not annualized.
(C)	Annualized.
(D)	Portfolio turnover excludes the purchases and sales of the DSM Global Growth & Income Fund merger on August 15, 2016 (see Note 8). If these transactions were included, portfolio turnover would have been higher.
(E)	Represents the period from commencement of operations (March 28, 2012) through June 30, 2012.
(F)	The net investment income (loss) per share is based on average shares outstanding for the period.
(G)	Expense cap was lowered to 1.10% from 1.20% on January 1, 2016.

See accompanying Notes to Financial Statements.

45

Financial Highlights (Continued)

Touchstone International Small Cap Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period
Six Months	Three
Ended	Months
December 31,	Ended	Year Ended
2016	Year Ended June 30,	June 30,	March 31,
(Unaudited)	2016	2015	2014	2013	2012(A)	2012
Net asset value at beginning of period	$14.98	$16.52	$15.48	$12.58	$10.21	$11.12	$11.88
Income (loss) from investment operations:
Net investment income (loss)	(—	)(B)	0.09	0.11	0.11	(C)	0.11	0.09	(C)	0.03	(C)
Net realized and unrealized gains (losses) on investments	(0.41)	(1.53)	1.00	3.00	2.43	(0.90)	(0.84)
Total from investment operations	(0.41)	(1.44)	1.11	3.11	2.54	(0.81)	(0.81)
Distributions from:
Net investment income	(0.14)	(0.10)	(0.07)	(0.21)	(0.17)	(0.10)	(0.15)
Capital contribution	—	—	—	—	—	—	0.20	(D)
Net asset value at end of period	$14.43	$14.98	$16.52	$15.48	$12.58	$10.21	$11.12
Total return(E)	(2.72	%)(F)	(8.77%)	7.29%	24.74%	24.99%	(7.28	%)(F)	(4.96	%)(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$16,791	$23,095	$24,635	$10,721	$489	$199	$143
Ratio to average net assets:
Net expenses	1.55	%(G)	1.55%	1.55%	1.55%	1.55%	1.55	%(G)	1.55%
Gross expenses	1.72	%(G)	1.66%	1.84%	2.12%	7.77%	19.37	%(G)	10.50	%(H)
Net investment income (loss)	(0.14	%)(G)	0.59%	0.90%	0.76%	1.41%	3.36	%(G)	0.26%
Portfolio turnover rate	52	%(F)	90%	84%	60%	79%	21	%(F)	207%

Touchstone International Small Cap Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period
	Six Months
	Ended
	December 31,							Period Ended
	2016		Year Ended June 30,					June 30,
	(Unaudited)		2016	2015	2014		2013	2012(I)
Net asset value at beginning of period	$14.67		$16.28	$15.33	$12.54		$10.19	$10.94
Income (loss) from investment operations:
Net investment income (loss)	(0.12)		(0.04)	0.06	—	(B)(C)	0.14	0.05	(C)
Net realized and unrealized gains (losses) on investments	(0.34)		(1.49)	0.92	2.99		2.31	(0.69)
Total from investment operations	(0.46)		(1.53)	0.98	2.99		2.45	(0.64)
Distributions from:
Net investment income	—		(0.08)	(0.03)	(0.20)		(0.10)	(0.11)
Net asset value at end of period	$14.21		$14.67	$16.28	$15.33		$12.54	$10.19
Total return(E)	(3.14	%)(F)	(9.43%)	6.44%	23.94%		24.08%	(5.84	%)(F)
Ratios and supplemental data:
Net assets at end of period (000's)	$3,064		$4,294	$4,120	$613		$7	$2
Ratio to average net assets:
Net expenses	2.30	%(G)	2.30%	2.30%	2.30%		2.30%	2.30	%(G)
Gross expenses	2.69	%(G)	2.62%	2.92%	7.28%		94.29%	968.58	%(G)
Net investment income (loss)	(0.89	%)(G)	(0.16%)	0.15%	0.01%		0.66%	2.12	%(G)
Portfolio turnover rate	52	%(F)	90%	84%	60%		79%	21	%(F)

(A)	The Fund changed its fiscal year end from March 31 to June 30.
(B)	Less than $0.005 per share.
(C)	The net investment income (loss) per share is based on average shares outstanding for the period.
(D)	Impact of one time distribution of settlement funds from the Bank of America Fair Fund. If the distribution had not occurred the total return would have been lower.
(E)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(F)	Not annualized.
(G)	Annualized.
(H)	Legal, printing and/or compliance audit expenses relating to civil litigation and certain regulatory actions in connection with market timing allegations were incurred, and the former advisor paid these expenses on behalf of the Funds. Had the former advisor not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the year ended March 31, 2012.
(I)	Represents the period from commencement of operations (April 16, 2012) through June 30, 2012.

See accompanying Notes to Financial Statements.

46

Financial Highlights (Continued)

Touchstone International Small Cap Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
Six Months
Ended	Three Months
December 31,	Ended	Year Ended
2016	Year Ended June 30,	June 30,	March 31,
(Unaudited)	2016	2015	2014	2013	2012(A)	2012
Net asset value at beginning of period	$15.39	$16.94	$15.86	$12.84	$10.40	$11.32	$12.14
Income (loss) from investment operations:
Net investment income	0.03	0.13	0.14	0.16	(B)	0.21	0.10	(B)	0.07	(B)
Net realized and unrealized gains (losses) on investments	(0.44)	(1.57)	1.04	3.07	2.40	(0.92)	(0.88)
Total from investment operations	(0.41)	(1.44)	1.18	3.23	2.61	(0.82)	(0.81)
Distributions from:
Net investment income	(0.20)	(0.11)	(0.10)	(0.21)	(0.17)	(0.10)	(0.21)
Capital contribution	—	—	—	—	—	—	0.20	(C)
Net asset value at end of period	$14.78	$15.39	$16.94	$15.86	$12.84	$10.40	$11.32
Total return	(2.62	%)(D)	(8.56%)	7.54%	25.16%	25.38%	(7.22	%)(D)	(4.81	%)(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$137,337	$166,801	$172,477	$120,537	$90,125	$80,754	$90,029
Ratio to average net assets:
Net expenses	1.30	%(E)	1.30%	1.30%	1.25%	1.24%	1.30	%(E)	1.30%
Gross expenses	1.33	%(E)	1.32%	1.38%	1.44%	1.53%	1.74	%(E)	1.69	%(F)
Net investment income	0.11	%(E)	0.84%	1.15%	1.06%	1.71%	3.61	%(E)	0.60%
Portfolio turnover rate	52	%(D)	90%	84%	60%	79%	21	%(D)	207%

Touchstone International Small Cap Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period
Six Months
Ended	Three Months
December 31,	Ended	Year Ended
2016	Year Ended June 30,	June 30,	March 31,
(Unaudited)	2016	2015	2014	2013	2012(A)	2012
Net asset value at beginning of period	$15.48	$17.02	$15.94	$12.90	$10.45	$11.37	$12.20
Income (loss) from investment operations:
Net investment income	0.03	0.12	0.18	0.18	(B)	0.23	0.10	(B)	0.13	(B)
Net realized and unrealized gains (losses) on investments	(0.42)	(1.55)	1.02	3.09	2.42	(0.91)	(0.93)
Total from investment operations	(0.39)	(1.43)	1.20	3.27	2.65	(0.81)	(0.80)
Distributions from:
Net investment income	(0.23)	(0.11)	(0.12)	(0.23)	(0.20)	(0.11)	(0.24)
Capital contribution	—	—	—	—	—	—	0.21	(C)
Net asset value at end of period	$14.86	$15.48	$17.02	$15.94	$12.90	$10.45	$11.37
Total return	(2.51	%)(D)	(8.43%)	7.65%	25.38%	25.59%	(7.13	%)(D)	(4.55	%)(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$156,441	$197,693	$47,319	$30,223	$16,238	$3,869	$6,288
Ratio to average net assets:
Net expenses	1.18	%(E)	1.18%	1.18%	1.08%	1.05%	1.05	%(E)	1.05%
Gross expenses	1.22	%(E)	1.23%	1.30%	1.33%	1.50%	2.05	%(E)	1.46	%(F)
Net investment income	0.23	%(E)	0.96%	1.27%	1.23%	1.90%	3.86	%(E)	1.15%
Portfolio turnover rate	52	%(D)	90%	84%	60%	79%	21	%(D)	207%

(A)	The Fund changed its fiscal year end from March 31 to June 30.
(B)	The net investment income (loss) per share is based on average shares outstanding for the period.
(C)	Impact of one time distribution of settlement funds from the Bank of America Fair Fund. If the distribution had not occurred the total return would have been lower.
(D)	Not annualized.
(E)	Annualized.
(F)	Legal, printing and/or compliance audit expenses relating to civil litigation and certain regulatory actions in connection with market timing allegations were incurred, and the former advisor paid these expenses on behalf of the Funds. Had the former advisor not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the year ended March 31, 2012.

See accompanying Notes to Financial Statements.

47

Financial Highlights (Continued)

Touchstone Large Cap Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period
	Six Months
	Ended			Period
	December 31,		Year Ended	Ended
	2016		June 30,	June 30,
	(Unaudited)		2016	2015(A)
Net asset value at beginning of period	$10.49		$10.65	$10.00
Income (loss) from investment operations:
Net investment income	0.03		0.08	0.09	(B)
Net realized and unrealized gains (losses) on investments	0.66		(0.18)	0.57
Total from investment operations	0.69		(0.10)	0.66
Distributions from:
Net investment income	(0.08)		(0.06)	(0.01)
Net asset value at end of period	$11.10		$10.49	$10.65
Total return(C)	6.56	%(D)	(0.92%)	6.57	%(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$3,901		$3,657	$2,013
Ratio to average net assets:
Net expenses	1.12	%(E)	1.12%	1.12	%(E)
Gross expenses	1.64	%(E)	1.68%	4.17	%(E)
Net investment income	0.53	%(E)	0.87%	0.81	%(E)
Portfolio turnover rate	14	%(D)	33%	8	%(D)(F)

Touchstone Large Cap Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period
	Six Months
	Ended			Period
	December 31,		Year Ended	Ended
	2016		June 30,	June 30,
	(Unaudited)		2016	2015(A)
Net asset value at beginning of period	$10.37		$10.60	$10.00
Income (loss) from investment operations:
Net investment income	(—	)(G)	0.02	0.01	(B)
Net realized and unrealized gains (losses) on investments	0.64		(0.20)	0.59
Total from investment operations	0.64		(0.18)	0.60
Distributions from:
Net investment income	(0.02)		(0.05)	—
Net asset value at end of period	$10.99		$10.37	$10.60
Total return(C)	6.16	%(D)	(1.72%)	6.00	%(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$7,977		$6,124	$1,370
Ratio to average net assets:
Net expenses	1.87	%(E)	1.87%	1.87	%(E)
Gross expenses	2.14	%(E)	2.39%	4.34	%(E)
Net investment income	(0.21	%)(E)	0.12%	0.06	%(E)
Portfolio turnover rate	14	%(D)	33%	8	%(D)(F)

(A)	Represents the period from commencement of operations (July 10, 2014) through June 30, 2015.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Annualized.
(F)	Portfolio turnover excludes the purchases and sales of the Touchstone Capital Growth Fund acquired on June 26, 2015. If these transactions were included, portfolio turnover would have been higher.
(G)	Less than $0.005 per share.

See accompanying Notes to Financial Statements.

48

Financial Highlights (Continued)

Touchstone Large Cap Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
	Six Months
	Ended			Period
	December 31,		Year Ended	Ended
	2016		June 30,	June 30,
	(Unaudited)		2016	2015(A)
Net asset value at beginning of period	$10.52		$10.67	$10.00
Income (loss) from investment operations:
Net investment income	0.04		0.11	0.11	(B)
Net realized and unrealized gains (losses) on investments	0.66		(0.19)	0.57
Total from investment operations	0.70		(0.08)	0.68
Distributions from:
Net investment income	(0.10)		(0.07)	(0.01)
Net asset value at end of period	$11.12		$10.52	$10.67
Total return	6.68	%(C)	(0.70%)	6.80	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$211,189		$208,463	$194,226
Ratio to average net assets:
Net expenses	0.87	%(D)	0.87%	0.87	%(D)
Gross expenses	1.02	%(D)	1.04%	1.19	%(D)
Net investment income	0.78	%(D)	1.11%	1.06	%(D)
Portfolio turnover rate	14	%(C)	33%	8	%(C)(E)

Touchstone Large Cap Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period
	Six Months
	Ended			Period
	December 31,		Year Ended	Ended
	2016		June 30,	June 30,
	(Unaudited)		2016	2015(A)
Net asset value at beginning of period	$10.53		$10.68	$10.00
Income (loss) from investment operations:
Net investment income	0.05		0.13	0.12	(B)
Net realized and unrealized gains (losses) on investments	0.66		(0.20)	0.57
Total from investment operations	0.71		(0.07)	0.69
Distributions from:
Net investment income	(0.11)		(0.08)	(0.01)
Net asset value at end of period	$11.13		$10.53	$10.68
Total return	6.78	%(C)	(0.66%)	6.92	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$91,142		$87,032	$98,889
Ratio to average net assets:
Net expenses	0.77	%(D)	0.77%	0.77	%(D)
Gross expenses	0.93	%(D)	0.93%	0.98	%(D)
Net investment income	0.88	%(D)	1.21%	1.16	%(D)
Portfolio turnover rate	14	%(C)	33%	8	%(C)(E)

(A)	Represents the period from commencement of operations (July 10, 2014) through June 30, 2015.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover excludes the purchases and sales of the Touchstone Capital Growth Fund acquired on June 26, 2015. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

49

Financial Highlights (Continued)

Touchstone Large Company Growth Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period
	Period
	Ended
	December 31,
	2016(A)
	(Unaudited)
Net asset value at beginning of period	$31.38
Loss from investment operations:
Net investment loss	(0.01)
Net realized and unrealized losses on investments	(1.17)
Total from investment operations	(1.18)
Distributions from:
Realized capital gains	(1.08)
Net asset value at end of period	$29.12
Total return(B)	(3.83	%)(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$93
Ratio to average net assets:
Net expenses	1.23	%(D)
Gross expenses	53.55	%(D)
Net investment loss	(0.69	%)(D)
Portfolio turnover rate	25	%(C)

Touchstone Large Company Growth Fund — Class C
Selected Data for a Share Outstanding Throughout Each Period
	Period
	Ended
	December 31,
	2016(A)
	(Unaudited)
Net asset value at beginning of period	$31.38
Loss from investment operations:
Net investment loss	(0.16)
Net realized and unrealized losses on investments	(1.11)
Total from investment operations	(1.27)
Distributions from:
Realized capital gains	(1.08)
Net asset value at end of period	$29.03
Total return(B)	(4.12	%)(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$2
Ratio to average net assets:
Net expenses	1.98	%(D)
Gross expenses	290.03	%(D)
Net investment loss	(1.44	%)(D)
Portfolio turnover rate	25	%(C)

(A)	Represents the period from commencement of operations (August 15, 2016) through December 31, 2016.
(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.

See accompanying Notes to Financial Statements.

50

Financial Highlights (Continued)

Touchstone Large Company Growth Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period

	Period
	Ended
	December 31,
	2016(A)
	(Unaudited)
Net asset value at beginning of period	$31.38
Loss from investment operations:
Net investment loss	(0.04)
Net realized and unrealized losses on investments	(1.12)
Total from investment operations	(1.16)
Distributions from:
Realized capital gains	(1.08)
Net asset value at end of period	$29.14
Total return	(3.77	%)(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$5,618
Ratio to average net assets:
Net expenses	0.98	%(C)
Gross expenses	1.11	%(C)
Net investment loss	(0.44	%)(C)
Portfolio turnover rate	25	%(B)

Touchstone Large Company Growth Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,
	2016		Year Ended June 30,
	(Unaudited)		2016		2015		2014		2013		2012
Net asset value at beginning of period	$29.15		$33.17		$29.67		$24.25		$20.81		$20.53
Income (loss) from investment operations:
Net investment income (loss)	(0.07)		(0.14	)(D)	(0.08	)(D)	(0.01	)(D)	0.07	(D)	(0.04	)(D)
Net realized and unrealized gains (losses) on investments	1.15		(1.45)		4.61		6.08		3.37		1.15
Total from investment operations	1.08		(1.59)		4.53		6.07		3.44		1.11
Distributions from:
Net investment income	—		—		—		(0.03)		—		—
Realized capital gains	(1.08)		(2.43)		(1.03)		(0.62)		—		(0.83)
Total distributions	(1.08)		(2.43)		(1.03)		(0.65)		—		(0.83)
Proceeds from redemption fees collected	—		—	(E)	—		—	(E)	—		—
Net asset value at end of period	$29.15		$29.15		$33.17		$29.67		$24.25		$20.81
Total return	3.63	%(B)	(5.08%)		15.59%		25.19%		16.53%		6.07%
Ratios and supplemental data:
Net assets at end of period (000's)	$174,028		$180,104		$196,084		$152,569		$78,582		$29,930
Ratio to average net assets:
Net expenses	0.90	%(C)	0.95%		0.95%		0.95%		0.95%		1.08	%(F)
Gross expenses	1.03	%(C)	1.00%		1.00%		1.07%		1.23%		1.66%
Net investment income (loss)	(0.47	%)(C)	(0.46%)		(0.25%)		(0.04%)		0.30%		(0.22%)
Portfolio turnover rate	25	%(B)	57%		80%		56%		71%		59%

(A)	Represents the period from commencement of operations (August 15, 2016) through December 31, 2016.
(B)	Not annualized.
(C)	Annualized.
(D)	The net investment income (loss) per share is based on average shares outstanding for the period.
(E)	Proceeds from redemption fees are related to the DSM Large Cap Growth Fund and are less than $0.005 per share.
(F)	Expense Cap was lowered to 0.95% from 1.10% on May 16, 2012.

See accompanying Notes to Financial Statements.

51

Financial Highlights (Continued)

Touchstone Ohio Tax-Free Bond Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,
	2016		Year Ended June 30,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value at beginning of period	$12.04		$11.70	$11.76	$11.47	$11.90	$11.36
Income (loss) from investment operations:
Net investment income	0.17		0.36	0.38	0.39	0.39	0.41
Net realized and unrealized gains (losses) on investments	(0.57)		0.36	(0.06)	0.33	(0.36)	0.55
Total from investment operations	(0.40)		0.72	0.32	0.72	0.03	0.96
Distributions from:
Net investment income	(0.17)		(0.36)	(0.38)	(0.39)	(0.39)	(0.41)
Realized capital gains	(0.02)		(0.02)	—	(0.04)	(0.07)	(0.01)
Total distributions	(0.19)		(0.38)	(0.38)	(0.43)	(0.46)	(0.42)
Net asset value at end of period	$11.45		$12.04	$11.70	$11.76	$11.47	$11.90
Total return(A)	(3.34	%)(B)	6.25%	2.72%	6.41%	0.13%	8.60%
Ratios and supplemental data:
Net assets at end of period (000's)	$46,733		$52,599	$47,153	$44,939	$46,803	$50,946
Ratio to average net assets:
Net expenses	0.85	%(C)	0.85%	0.85%	0.85%	0.85%	0.85%
Gross expenses	1.12	%(C)	1.13%	1.09%	1.10%	1.09%	1.12%
Net investment income	2.94	%(C)	3.05%	3.20%	3.42%	3.25%	3.51%
Portfolio turnover rate	17	%(B)	27%	23%	25%	24%	33%

Touchstone Ohio Tax-Free Bond Fund — Class C
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,
	2016		Year Ended June 30,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value at beginning of period	$12.06		$11.72	$11.78	$11.48	$11.92	$11.37
Income (loss) from investment operations:
Net investment income	0.13		0.27	0.29	0.31	0.30	0.32
Net realized and unrealized gains (losses) on investments	(0.59)		0.36	(0.06)	0.34	(0.37)	0.56
Total from investment operations	(0.46)		0.63	0.23	0.65	(0.07)	0.88
Distributions from:
Net investment income	(0.13)		(0.27)	(0.29)	(0.31)	(0.30)	(0.32)
Realized capital gains	(0.02)		(0.02)	—	(0.04)	(0.07)	(0.01)
Total distributions	(0.15)		(0.29)	(0.29)	(0.35)	(0.37)	(0.33)
Net asset value at end of period	$11.45		$12.06	$11.72	$11.78	$11.48	$11.92
Total return(A)	(3.78	%)(B)	5.45%	1.96%	5.70%	(0.70%)	7.87%
Ratios and supplemental data:
Net assets at end of period (000's)	$7,063		$7,320	$7,266	$7,333	$6,978	$6,797
Ratio to average net assets:
Net expenses	1.60	%(C)	1.60%	1.60%	1.60%	1.60%	1.60%
Gross expenses	1.99	%(C)	2.09%	1.93%	2.01%	1.99%	2.07%
Net investment income	2.19	%(C)	2.30%	2.45%	2.67%	2.50%	2.76%
Portfolio turnover rate	17	%(B)	27%	23%	25%	24%	33%

(A)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Annualized.

See accompanying Notes to Financial Statements.

52

Financial Highlights (Continued)

Touchstone Ohio Tax-Free Bond Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period

	Period
	Ended
	December 31,
	2016(A)
	(Unaudited)
Net asset value at beginning of period	$12.00
Income from investment operations:
Net investment income	0.20
Net realized and unrealized losses on investments	(0.61)
Total from investment operations	(0.41)
Distributions from:
Net investment income	(0.13)
Realized capital gains	(0.02)
Total distributions	(0.15)
Net asset value at end of period	$11.44
Total return	(3.25	%)(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$2
Ratio to average net assets:
Net expenses	0.60	%(C)
Gross expenses	352.11	%(C)
Net investment Income	5.07	%(C)
Portfolio turnover rate	17	%(B)

Touchstone Ohio Tax-Free Bond Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

	Period
	Ended
	December 31,
	2016(A)
	(Unaudited)
Net asset value at beginning of period	$12.00
from investment operations:
Net investment income	0.20
Net realized and unrealized losses on investments	(0.60)
Total from investment operations	(0.40)
Distributions from:
Net investment income	(0.13)
Realized capital gains	(0.02)
Total distributions	(0.15)
Net asset value at end of period	$11.45
Total return	(3.26	%)(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$2
Ratio to average net assets:
Net expenses	0.55	%(C)
Gross expenses	356.55	%(C)
Net investment income	5.12	%(C)
Portfolio turnover rate	17	%(B)

(A)	Represents the period from commencement of operations (August 31, 2016) through December 31, 2016.
(B)	Not annualized.
(C)	Annualized.

See accompanying Notes to Financial Statements.

53

Financial Highlights (Continued)

Touchstone Small Cap Value Opportunities Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period

Six Months	Three
Ended	Months	Year
December 31,	Ended	Ended
2016	Year Ended June 30,	June 30,	March 31,
(Unaudited)	2016	2015	2014	2013	2012(A)	2012
Net asset value at beginning of period	$14.84	$18.67	$20.92	$18.75	$16.97	$18.08	$19.06
Income (loss) from investment operations:
Net investment income (loss)	0.01	(0.06)	0.04	(0.05)	0.09	(B)	(0.01)	(0.06	)(B)
Net realized and unrealized gains (losses) on investments	2.44	(2.51)	0.39	5.88	(C)	3.66	(0.57)	0.04
Total from investment operations	2.45	(2.57)	0.43	5.83	3.75	(0.58)	(0.02)
Distributions from:
Net investment income	—	—	(0.31)	(0.02)	(0.09)	—	—
Realized capital gains	(0.02)	(1.26)	(2.37)	(3.64)	(1.88)	(0.53)	(0.96)
Total distributions	(0.02)	(1.26)	(2.68)	(3.66)	(1.97)	(0.53)	(0.96)
Net asset value at end of period	$17.27	$14.84	$18.67	$20.92	$18.75	$16.97	$18.08
Total return(D)	16.52	%(E)	(13.72%)	2.68%	33.35	%(C)	24.31%	(3.09	%)(E)	0.60%
Ratios and supplemental data:
Net assets at end of period (000's)	$3,931	$4,503	$15,219	$13,332	$1,309	$2,023	$2,251
Ratio to average net assets:
Net expenses	1.43	%(F)	1.43%	1.45%	1.50%	1.50%	1.50	%(F)	1.50%
Gross expenses	1.94	%(F)	1.82%	1.70%	1.93%	2.46%	3.31	%(F)	2.27	%(G)
Net investment income (loss)	0.24	%(F)	(0.22%)	0.31%	(0.09%)	0.53%	(0.16	%)(F)	(0.34%)
Portfolio turnover rate	30	%(E)	42%	57%	73%	95%	18	%(E)	49%

Touchstone Small Cap Value Opportunities Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,								Period Ended
	2016		Year Ended June 30,						June 30,
	(Unaudited)		2016	2015	2014		2013		2012(H)
Net asset value at beginning of period	$14.44		$18.34	$20.70	$18.69		$16.95		$17.58
Income (loss) from investment operations:
Net investment income (loss)	(0.11)		(0.20)	0.03	(0.14)		(0.04	)(B)	(0.03)
Net realized and unrealized gains (losses) on investments	2.42		(2.44)	0.25	5.79	(C)	3.66		(0.07)
Total from investment operations	2.31		(2.64)	0.28	5.65		3.62		(0.10)
Distributions from:
Net investment income	—		—	(0.27)	—		—		—
Realized capital gains	(0.02)		(1.26)	(2.37)	(3.64)		(1.88)		(0.53)
Total distributions	(0.02)		(1.26)	(2.64)	(3.64)		(1.88)		(0.53)
Net asset value at end of period	$16.73		$14.44	$18.34	$20.70		$18.69		$16.95
Total return(D)	16.00	%(E)	(14.38%)	1.93%	32.43	%(C)	23.44%		(0.51	%)(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$978		$1,121	$2,077	$558		$36		$2
Ratio to average net assets:
Net expenses	2.18	%(F)	2.18%	2.19%	2.25%		2.25%		2.25	%(F)
Gross expenses	3.37	%(F)	2.79%	2.63%	5.09%		25.27%		942.58	%(F)
Net investment loss	(0.51	%)(F)	(0.97%)	(0.44%)	(0.84%)		(0.22%)		(0.95	%)(F)
Portfolio turnover rate	30	%(E)	42%	57%	73%		95%		18	%(E)

(A)	The Fund changed its fiscal year end from March 31 to June 30.
(B)	The net investment income (loss) per share is based on average shares outstanding for the period.
(C)	Impact of payment from affiliate was less than $0.01 per share and 0.01%, respectively.
(D)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(E)	Not annualized.
(F)	Annualized.
(G)	Legal, printing and/or compliance audit expenses relating to civil litigation and certain regulatory actions in connection with market timing allegations were incurred, and the former advisor paid these expenses on behalf of the Funds. Had the former advisor not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the year ended March 31, 2012.
(H)	Represents the period from commencement of operations (April 16, 2012) through June 30, 2012.

See accompanying Notes to Financial Statements.

54

Financial Highlights (Continued)

Touchstone Small Cap Value Opportunities Fund— Class Y
Selected Data for a Share Outstanding Throughout Each Period

Six Months	Three
Ended	Months	Year
December 31,	Ended	Ended
2016	Year Ended June 30,	June 30,	March 31,
(Unaudited)	2016	2015	2014	2013	2012(A)	2012
Net asset value at beginning of period	$15.77	$19.69	$21.90	$19.45	$17.51	$18.62	$19.55
Income (loss) from investment operations:
Net investment income (loss)	0.05	0.01	0.09	0.04	0.15	(B)	0.01	(0.02	)(B)
Net realized and unrealized gains (losses) on investments	2.57	(2.67)	0.41	6.11	(C)	3.77	(0.59)	0.05
Total from investment operations	2.62	(2.66)	0.50	6.15	3.92	(0.58)	0.03
Distributions from:
Net investment income	(0.01)	—	(0.34)	(0.06)	(0.10)	—	—
Realized capital gains	(0.02)	(1.26)	(2.37)	(3.64)	(1.88)	(0.53)	(0.96)
Total distributions	(0.03)	(1.26)	(2.71)	(3.70)	(1.98)	(0.53)	(0.96)
Net asset value at end of period	$18.36	$15.77	$19.69	$21.90	$19.45	$17.51	$18.62
Total return	16.60	%(D)	(13.46%)	2.92%	33.80	%(C)	24.68%	(3.05	%)(D)	0.85%
Ratios and supplemental data:
Net assets at end of period (000's)	$117,188	$104,377	$149,852	$140,689	$96,584	$82,861	$87,984
Ratio to average net assets:
Net expenses	1.18	%(E)	1.18%	1.20%	1.17%	1.19%	1.22	%(E)	1.25%
Gross expenses	1.28	%(E)	1.28%	1.26%	1.24%	1.29%	1.40	%(E)	1.27	%(F)
Net investment income (loss)	0.49	%(E)	0.03%	0.55%	0.24%	0.84%	0.12	%(E)	(0.09%)
Portfolio turnover rate	30	%(D)	42%	57%	73%	95%	18	%(D)	49%

Touchstone Small Cap Value Opportunities Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

Six Months	Three
Ended	Months	Year
December 31,	Ended	Ended
2016	Year Ended June 30,	June 30,	March 31,
(Unaudited)	2016	2015	2014	2013	2012(A)	2012
Net asset value at beginning of period	$15.99	$19.94	$22.13	$19.62	$17.63	$18.75	$19.65
Income (loss) from investment operations:
Net investment income	0.23	0.02	0.16	0.04	0.17	(B)	0.01	0.01	(B)
Net realized and unrealized gains (losses) on investments	2.44	(2.71)	0.37	6.18	(C)	3.82	(0.60)	0.05
Total from investment operations	2.67	(2.69)	0.53	6.22	3.99	(0.59)	0.06
Distributions from:
Net investment income	(0.02)	—	(0.35)	(0.07)	(0.12)	—	—
Realized capital gains	(0.02)	(1.26)	(2.37)	(3.64)	(1.88)	(0.53)	(0.96)
Total distributions	(0.04)	(1.26)	(2.72)	(3.71)	(2.00)	(0.53)	(0.96)
Net asset value at end of period	$18.62	$15.99	$19.94	$22.13	$19.62	$17.63	$18.75
Total return	16.72	%(D)	(13.44%)	3.04%	33.90	%(C)	24.82%	(3.04	%)(D)	1.00%
Ratios and supplemental data:
Net assets at end of period (000's)	$7,043	$26,483	$31,318	$26,466	$8,096	$7,023	$19,066
Ratio to average net assets:
Net expenses	1.10	%(E)	1.10%	1.10%	1.10%	1.10%	1.10	%(E)	1.10%
Gross expenses	1.25	%(E)	1.24%	1.32%	1.37%	1.46%	1.60	%(E)	1.18	%(F)
Net investment income	0.57	%(E)	0.11%	0.66%	0.31%	0.93%	0.24	%(E)	0.06%
Portfolio turnover rate	30	%(D)	42%	57%	73%	95%	18	%(D)	49%

(A)	The Fund changed its fiscal year end from March 31 to June 30.
(B)	The net investment income (loss) per share is based on average shares outstanding for the period.
(C)	Impact of payment from affiliate was less than $0.01 per share and 0.01%, respectively.
(D)	Not annualized.
(E)	Annualized.
(F)	Legal, printing and/or compliance audit expenses relating to civil litigation and certain regulatory actions in connection with market timing allegations were incurred, and the former advisor paid these expenses on behalf of the Funds. Had the former advisor not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the year ended March 31, 2012.

See accompanying Notes to Financial Statements.

55

Financial Highlights (Continued)

Touchstone Value Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months								Three
	Ended								Months		Year
	December 31,								Ended		Ended
	2016		Year Ended June 30,						June 30,		March 31,
	(Unaudited)		2016		2015	2014	2013		2012(A)		2012
Net asset value at beginning of period	$8.84		$9.78		$9.56	$8.02	$6.95		$7.14		$6.67
Income (loss) from investment operations:
Net investment income	0.10		0.16		0.16	0.19	0.15	(B)	0.03	(B)	0.12	(B)
Net realized and unrealized gains (losses) on investments	0.78		(0.27)		0.34	1.53	1.30		(0.16)		0.45
Total from investment operations	0.88		(0.11)		0.50	1.72	1.45		(0.13)		0.57
Distributions from:
Net investment income	(0.10)		(0.16)		(0.11)	(0.18)	(0.15)		(0.06)		(0.10)
Realized capital gains	(0.02)		(0.67)		(0.17)	—	(0.23)		—		—
Total distributions	(0.12)		(0.83)		(0.28)	(0.18)	(0.38)		(0.06)		(0.10)
Net asset value at end of period	$9.60		$8.84		$9.78	$9.56	$8.02		$6.95		$7.14
Total return(C)	9.98	%(D)	(0.89%)		5.26%	21.50%	21.56%		(1.83	%)(D)	8.77%
Ratios and supplemental data:
Net assets at end of period (000's)	$46,110		$47,939		$55,539	$66,000	$53,433		$1,583		$1,606
Ratio to average net assets:
Net expenses	1.08	%(E)	1.08%		1.08%	1.07%	1.00%		1.20	%(E)	1.20%
Gross expenses	1.27	%(E)	1.28%		1.27%	1.31%	1.51%		3.49	%(E)	1.96	%(F)
Net investment income	2.14	%(E)	1.71%		1.54%	2.13%	1.96%		1.68	%(E)	1.84%
Portfolio turnover rate	21	%(D)	19	%(G)	20%	26%	110	%(H)	13	%(D)	15%

Touchstone Value Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	December 31,								Period Ended
	2016		Year Ended June 30,						June 30,
	(Unaudited)		2016		2015	2014	2013		2012(I)
Net asset value at beginning of period	$8.81		$9.75		$9.55	$8.02	$6.95		$6.90
Income (loss) from investment operations:
Net investment income	0.06		0.09		0.07	0.11	0.09	(B)	0.01	(B)
Net realized and unrealized gains (losses) on investments	0.78		(0.27)		0.35	1.54	1.30		0.10
Total from investment operations	0.84		(0.18)		0.42	1.65	1.39		0.11
Distributions from:
Net investment income	(0.06)		(0.09)		(0.05)	(0.12)	(0.09)		(0.06)
Realized capital gains	(0.02)		(0.67)		(0.17)	—	(0.23)		—
Total distributions	(0.08)		(0.76)		(0.22)	(0.12)	(0.32)		(0.06)
Net asset value at end of period	$9.57		$8.81		$9.75	$9.55	$8.02		$6.95
Total return(C)	9.57	%(D)	(1.65%)		4.41%	20.61%	20.62%		1.56	%(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$5,169		$5,624		$6,932	$5,218	$3,025		$3
Ratio to average net assets:
Net expenses	1.83	%(E)	1.83%		1.83%	1.82%	1.75%		1.95	%(E)
Gross expenses	2.12	%(E)	2.16%		2.14%	2.19%	2.30%		929.36	%(E)
Net investment income	1.39	%(E)	0.96%		0.79%	1.38%	1.21%		0.93	%(E)
Portfolio turnover rate	21	%(D)	19	%(G)	20%	26%	110	%(H)	13	%(D)

(A)	The Fund changed its fiscal year end from March 31 to June 30.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Annualized.
(F)	Legal, printing and/or compliance audit expenses relating to civil litigation and certain regulatory actions in connection with market timing allegations were incurred, and the former advisor paid these expenses on behalf of the Funds. Had the former advisor not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the year ended March 31, 2012.
(G)	Portfolio turnover rate excludes securities received from processing a subscription-in-kind.
(H)	Portfolio turnover excludes the purchases and sales of the Fifth Third Disciplined Large Cap Value Fund acquired on September 10, 2012. If these transactions were included, portfolio turnover would have been higher.
(I)	Represents the period from commencement of operations (April 16, 2012) through June 30, 2012.

See accompanying Notes to Financial Statements.

56

Financial Highlights (Continued)

Touchstone Value Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months								Three
	Ended								Months		Year
	December 31,								Ended		Ended
	2016		Year Ended June 30,						June 30,		March 31,
	(Unaudited)		2016		2015	2014	2013		2012(A)		2012
Net asset value at beginning of period	$8.87		$9.81		$9.59	$8.05	$6.97		$7.16		$6.69
Income (loss) from investment operations:
Net investment income	0.13		0.18		0.18	0.21	0.16	(B)	0.03	(B)	0.12	(B)
Net realized and unrealized gains (losses) on investments	0.77		(0.27)		0.35	1.53	1.32		(0.15)		0.47
Total from investment operations	0.90		(0.09)		0.53	1.74	1.48		(0.12)		0.59
Distributions from:
Net investment income	(0.12)		(0.18)		(0.14)	(0.20)	(0.17)		(0.07)		(0.12)
Realized capital gains	(0.02)		(0.67)		(0.17)	—	(0.23)		—		—
Total distributions	(0.14)		(0.85)		(0.31)	(0.20)	(0.40)		(0.07)		(0.12)
Net asset value at end of period	$9.63		$8.87		$9.81	$9.59	$8.05		$6.97		$7.16
Total return	10.09	%(C)	(0.64%)		5.52%	21.71%	21.91%		(1.69	%)(C)	9.01%
Ratios and supplemental data:
Net assets at end of period (000's)	$80,202		$76,852		$104,668	$113,055	$99,398		$51,447		$87,546
Ratio to average net assets:
Net expenses	0.83	%(D)	0.83%		0.82%	0.80%	0.77%		0.95	%(D)	0.95%
Gross expenses	0.98	%(D)	0.99%		0.97%	0.99%	1.09%		1.23	%(D)	1.03	%(E)
Net investment income	2.39	%(D)	1.96%		1.80%	2.39%	2.19%		1.93	%(D)	1.90%
Portfolio turnover rate	21	%(C)	19	%(F)	20%	26%	110	%(G)	13	%(C)	15%

Touchstone Value Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months								Three
	Ended								Months		Year
	December 31,								Ended		Ended
	2016		Year Ended June 30,						June 30,		March 31,
	(Unaudited)		2016		2015	2014	2013		2012(A)		2012
Net asset value at beginning of period	$8.85		$9.79		$9.57	$8.03	$6.96		$7.15		$6.68
Income (loss) from investment operations:
Net investment income	0.11		0.19		0.18	0.21	0.17	(B)	0.03	(B)	0.13	(B)
Net realized and unrealized gains (losses) on investments	0.79		(0.27)		0.36	1.54	1.31		(0.16)		0.46
Total from investment operations	0.90		(0.08)		0.54	1.75	1.48		(0.13)		0.59
Distributions from:
Net investment income	(0.12)		(0.19)		(0.15)	(0.21)	(0.18)		(0.06)		(0.12)
Realized capital gains	(0.02)		(0.67)		(0.17)	—	(0.23)		—		—
Total distributions	(0.14)		(0.86)		(0.32)	(0.21)	(0.41)		(0.06)		(0.12)
Net asset value at end of period	$9.61		$8.85		$9.79	$9.57	$8.03		$6.96		$7.15
Total return	10.20	%(C)	(0.49%)		5.68%	21.92%	21.92%		(1.62	%)(C)	9.13%
Ratios and supplemental data:
Net assets at end of period (000's)	$244,401		$219,824		$248,381	$245,573	$186,990		$69,549		$33,727
Ratio to average net assets:
Net expenses	0.68	%(D)	0.68%		0.68%	0.67%	0.67%		0.85	%(D)	0.85%
Gross expenses	0.86	%(D)	0.87%		0.86%	0.87%	0.99%		1.09	%(D)	0.88	%(E)
Net investment income	2.54	%(D)	2.11%		1.94%	2.52%	2.29%		2.04	%(D)	2.00%
Portfolio turnover rate	21	%(C)	19	%(F)	20%	26%	110	%(G)	13	%(C)	15%

(A)	The Fund changed its fiscal year end from March 31 to June 30.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Not annualized.
(D)	Annualized.
(E)	Legal, printing and/or compliance audit expenses relating to civil litigation and certain regulatory actions in connection with market timing allegations were incurred, and the former advisor paid these expenses on behalf of the Funds. Had the former advisor not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the year ended March 31, 2012.
(F)	Portfolio turnover rate excludes securities received from processing a subscription-in-kind.
(G)	Portfolio turnover excludes the purchases and sales of the Fifth Third Disciplined Large Cap Value Fund acquired on September 10, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

57

Notes to Financial Statements

December 31, 2016 (Unaudited)

1. Organization

The Touchstone Strategic Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated November 18, 1982. The Trust consists of twenty one funds including, the following eight funds (individually, a “Fund”, and collectively, the “Funds”):

Touchstone Credit Opportunities Fund (“Credit Opportunities Fund”)

Touchstone Global Growth Fund (“Global Growth Fund”)

Touchstone International Small Cap Fund (“International Small Cap Fund“)

Touchstone Large Cap Fund (“Large Cap Fund”)

Touchstone Large Company Growth Fund (“Large Company Growth Fund”)

Touchstone Ohio Tax-Free Bond Fund (”Ohio Tax-Free Bond Fund”)

Touchstone Small Cap Value Opportunities Fund (“Small Cap Value Opportunities Fund”)

Touchstone Value Fund (“Value Fund”)

Each Fund is diversified, with the exception of the Credit Opportunities Fund, the Large Cap Fund and the Ohio Tax-Free Bond Fund, which are non-diversified.

The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The Funds are registered to offer the following classes of shares: Class A shares, Class C shares, Class Y shares, and Institutional Class shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goals, policies, and strategies along with information on the classes of shares currently being offered.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods.

These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities
•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

58

Notes to Financial Statements (Unaudited) (Continued)

The aggregate value by input level, as of December 31, 2016, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in the Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio or sector allocation. The Credit Opportunities Fund held Level 3 categorized securities during the six months ended December 31, 2016. Refer to the Portfolio of Investments for a reconciliation of Level 3 holdings.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. During the six months ended December 31, 2016, there were no transfers between Levels 1, 2 and 3 for all Funds, except as shown in the Portfolio of Investments for the International Small Cap Fund and Credit Opportunities Fund.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. The Credit Opportunities Fund’s investments in bank loans are normally valued at the bid quotation obtained from dealers in loans by an independent pricing service in accordance with the Fund’s valuation policies and procedures approved by the Funds’ Board of Trustees (the “Board”), and are generally categorized in Level 2. The Credit Opportunities Fund’s investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and categorized in Level 2.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S.

59

Notes to Financial Statements (Unaudited) (Continued)

exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of the Fund’s NAV.

The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Board and are generally categorized in Level 3.

Bank Loans — The Credit Opportunities Fund may invest in bank loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s bank loans. As of December 31, 2016, the Credit Opportunities Fund had the following unfunded loan commitments:

Unfunded
Loan
Commitments
Energy & Exploration Partners, LLC	$10,790
RCN Corp.	150,000
$160,790

60

Notes to Financial Statements (Unaudited) (Continued)

Collateralized Loan Obligations — The Credit Opportunities Fund may invest in collateralized loan obligations (“CLOs”). CLOs are types of asset-backed securities. A CLO is an entity that is backed by syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CLO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds, and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund’s fees and expenses.

Securities sold short — The Credit Opportunities Fund engages in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates. As of December 31, 2016, the Credit Opportunities Fund held securities sold short with a fair value of $2,047,712 and had securities with a fair value of $2,191,248 and cash of $2,009,978 held as collateral for securities sold short.

Options — The Credit Opportunities Fund may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Fund intends to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Fund’s option strategy primarily focuses on the use of writing and/or purchasing call or put options on equity indexes. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price

61

Notes to Financial Statements (Unaudited) (Continued)

of the security underlying the written option. The Fund, as purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default.

As of December 31, 2016, the Credit Opportunities Fund did not hold any options.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts — A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing a Fund’s total return, and the potential for losses in excess of a Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the six months ended December 31, 2016, the Credit Opportunities Fund used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and/or adjust exposure to foreign currencies. As of December 31, 2016, the Credit Opportunities Fund did not hold any forward foreign currency contracts.

Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Derivative instruments and hedging activities — The Credit Opportunities Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination.

62

Notes to Financial Statements (Unaudited) (Continued)

Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.

When entering into a derivative transaction, the Fund may be required to post and maintain collateral or margin (including both initial and maintenance margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund (counterparty) to accelerate payment of any net liability owed to the counterparty (Fund).

For financial reporting purposes, the Credit Opportunities Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

As of December 31, 2016, the Credit Opportunities Fund did not hold any assets and liabilities that were subject to netting arrangements.

The following table sets forth the effect of the Credit Opportunities Fund’s derivative financial instruments by primary risk exposure on the Statement of Operations for the six months ended December 31, 2016:

The Effect of Derivative Investments on the Statement of Operations
for the Six Months Ended December 31, 2016
			Change in
			Unrealized
		Realized Gain	Appreciation
		(Loss)	(Depreciation)
	Derivatives not accounted for as hedging	on	on
Fund	instruments under ASC 815	Derivatives	Derivatives
Credit Opportunities Fund	Forward - Foreign Currency Contracts*	$20,455	$(3,599)
	Purchased Options - Equity Contracts**	(20,224)	3,107
	Written Options - Equity Contracts***	4,091	—

* Statements of Operations Location: Net realized gains (losses) on foreign currency transactions and net change in unrealized appreciation (depreciation) on foreign currency transactions, respectively.

** Statements of Operations Location: Net change in unrealized appreciation (depreciation) on investments.

*** Statements of Operations Location: Net realized gains on written options.

63

Notes to Financial Statements (Unaudited) (Continued)

For the six months ended December 31, 2016, the average quarterly balances of outstanding derivative financial instruments were as follows:

	Credit
	Opportunities
	Fund
Equity Contracts:
Purchased Options - Cost	$4,354
Written Options - Premiums Received	—	*
Forward foreign currency contracts:
Average number of contracts	1
Average U.S. dollar amount purchased	$223,140

* The Fund held no written options contracts at each quarter end.

Portfolio securities loaned — The Funds may lend their portfolio securities. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle. The approved investment vehicle is subject to market risk.

As of December 31, 2016, the following Funds loaned securities and received collateral as follows:

		Market	Market
		Value of	Value of
		Securities	Collateral
Fund	Security Type	Loaned*	Received**	Net Amount
Global Growth Fund	Common Stocks	$391,738	$418,147	$26,409
International Small Cap Fund	Common Stocks	12,904,378	13,372,153	467,775
Large Company Growth	Common Stocks	4,329,156	4,621,009	291,853
Small Cap Value Opportunities Fund	Common Stocks	10,605,458	10,915,000	309,542

* The remaining contractual maturity is overnight for all securities.

** Gross amount of recognized liabilities for securities lending is included in the Statements of Assets and Liabilities.

All cash collateral is received, held, and administered by the Funds’ custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on trading volumes, float, short-term interest rates and market liquidity. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.

When-issued or delayed delivery transactions — Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement

64

Notes to Financial Statements (Unaudited) (Continued)

period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

The maximum offering price per share of Class A shares of the Funds (except the Ohio Tax-Free Bond Fund) is equal to the NAV per share plus a sales load equal to 6.10% of the NAV (or 5.75% of the offering price). The maximum offering price per share of Class A shares of the Ohio Tax-Free Bond Fund is equal to the NAV per share plus a sales load equal to 4.99% of the NAV (or 4.75% of the offering price). There is no sales load on purchases of $1 million or more of Class A shares. The maximum offering price per share of Classes C, Y, and Institutional Class shares of the Funds is equal to the NAV per share.

The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of a no-load $1 million subscription may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% if redeemed within a one-year period from the date of purchase. Additionally, purchases of Class C shares of the Funds are subject to a CDSC of 1.00%. The CDSC will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the shares being redeemed or (2) the NAV of such shares being redeemed, if redeemed within a one-year period from the date of purchase.

Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal paydowns on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discount (“OID”) and market premiums on debt securities are accreted/amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security. In addition, it is the Funds’ policy to accrue for foreign capital gains taxes, if applicable, on certain foreign securities held by the Funds. An estimated foreign capital gains tax is recorded daily on net unrealized gains on these securities and is payable upon the sale of such securities when a gain is realized.

Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Fund, except the Credit Opportunities Fund, Ohio Tax-Free Bond Fund and the Value Fund, declares and distributes net investment income, if any, annually, as a dividend to shareholders. The Credit Opportunities Fund declares and distributes net investment income, if any, quarterly as a dividend to shareholders. The Ohio Tax-Free Bond Fund declares distributions from net investment income on a daily basis and distributes as a dividend to shareholders on a monthly basis. The Value Fund declares and distributes net investment income, if any, semi-annually as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds’ net investment income from investments in underlying funds is affected by the timing of dividend declarations by the underlying funds.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total

65

Notes to Financial Statements (Unaudited) (Continued)

net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds in the Trust, and, if applicable, Touchstone Funds Group Trust, Touchstone Institutional Funds Trust, Touchstone Investment Trust and Touchstone Variable Series Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Regulatory Updates — In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Funds’ current financial statement presentation and expects that the Funds will comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended December 31, 2016:

	Credit	Global	International
	Opportunities	Growth	Small Cap	Large Cap
	Fund	Fund*	Fund	Fund
Purchases of investment securities	$17,411,755	$13,978,775	$184,109,971	$44,207,442
Proceeds from sales and maturities	$20,777,650	$5,189,242	$240,407,700	$54,929,074

	Large	Ohio	Small Cap
	Company	Tax-Free	Value
	Growth	Bond	Opportunities	Value
	Fund	Fund	Fund	Fund
Purchases of investment securities	$46,481,192	$9,850,996	$40,397,788	$75,230,588
Proceeds from sales and maturities	$54,159,095	$12,540,362	$70,965,827	$86,409,161

*The costs of purchases and proceeds from sales on the Global Growth Fund excludes the purchases and sales of the DSM Global Growth & Income Fund (see Note 8). If these transactions were included, purchases and sales would have been higher.

There were no purchases or proceeds from sales and maturities of U.S. Government securities by the Funds for the six months ended December 31, 2016.

4. Transactions with Affiliates and Other Related Parties

Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (the “Advisor”), Touchstone Securities, Inc. (the “Underwriter”), or BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”), the Sub-Administrator and Transfer Agent to the Funds. Such officers receive no compensation from the Trust. The Advisor and the Underwriter are each wholly-owned, indirect subsidiaries of Western & Southern Financial Group, Inc. (“Western & Southern”).

66

Notes to Financial Statements (Unaudited) (Continued)

On behalf of the Funds, the Advisor pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Advisor is reimbursed by the Funds for the IndependentTrustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $67,960 for the six months ended December 31, 2016.

MANAGEMENT & EXPENSE LIMITATION AGREEMENTS

The Advisor provides general investment supervisory services for the Funds, under terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.

Credit Opportunities Fund	1.10%
Global Growth Fund	0.90% on the first $500 million
0.85% on the next $1.5 billion
0.80% on such assets over $2 billion
International Small Cap Fund	0.95% on the first $300 million
0.90% on the next $200 million
0.85% on the next $250 million
0.80% on the next $250 million
0.75% on the next $500 million
0.70% on the next $500 million
0.65% on such assets over $2 billion
Large Cap Fund	0.70% on the first $500 million
0.64% on the next $500 million
0.60% on such assets over $1 billion
Large Company Growth Fund	0.75% on the first $500 million
0.725% on the next $1.5 billion
0.70% on such assets over $2 billion
Ohio Tax-Free Bond Fund	0.50% on the first $100 million
0.45% on the next $100 million
0.40% on the next $100 million
0.375% on such assets over $300 million
Small Cap Value Opportunities Fund	0.95% on the first $300 million
0.90% on the next $200 million
0.85% on such assets over $500 million
Value Fund	0.65%

Prior to August 15, 2016, DSM Capital Partners, LLC (the “Former Advisor”) served as the adviser to the Global Growth Fund and the Large Company Growth Fund. For its services, the Global Growth Fund and the Large Company Growth Fund paid the Former Advisor a monthly fee at an annual rate of 0.90% and 0.75%, respectively, based on average daily net assets

67

Notes to Financial Statements (Unaudited) (Continued)

The Advisor has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Advisor”):

Ares Capital Management II, LLC	The London Company
Credit Opportunities Fund	Large Cap Fund

Barrow, Hanley, Mewhinney & Strauss, LLC	Thompson Siegel & Walmsley LLC
Value Fund	Small Cap Value Opportunities Fund

Copper Rock Capital Partners LLC	Fort Washington Investment Advisors, Inc.**
International Small Cap Fund	Ohio Tax-Free Bond Fund

DSM Capital Partners, LLC
Global Growth Fund*
Large Company Growth Fund*

*Prior to August 15, 2016, the Global Growth Fund and the Large Company Growth Fund did not have a Sub-Advisor.

**Affiliate of the Advisor and wholly-owned indirect subsidiary of Western & Southern.

The Advisor, not the Funds, pays the sub-advisory fees to each Sub-Advisor.

The Advisor entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transactions and investment related expenses; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to separately waive class-level expenses, advisory fees and administration fees, and to reimburse expenses in order to maintain the following expense limitations for the Funds:

				Institutional
Fund	Class A	Class C	Class Y	Class
Credit Opportunities Fund	1.69%	2.44%	1.44%	1.34%
Global Growth Fund	1.41%	2.16%	1.16%	1.06%
International Small Cap Fund	1.55%	2.30%	1.30%	1.18%
Large Cap Fund	1.12%	1.87%	0.87%	0.77%
Large Company Growth Fund	1.23%	1.98%	0.98%	0.88%
Ohio Tax-Free Bond Fund	0.85%	1.60%	0.60%	0.55%
Small Cap Value Opportunities Fund	1.43%	2.18%	1.18%	1.10%
Value Fund	1.08%	1.83%	0.83%	0.68%

These expense limitations will remain in effect for all Funds through at least October 29, 2017, but can be terminated by a vote of the Board of Trustees of the Trust if it deems the termination to be beneficial to the Funds’ shareholders.

Prior to August 15, 2016, the Former Advisor had contractually agreed to maintain the expense limitation of the Institutional Class Shares of the Global Growth Fund and the Large Company Growth Fund to 1.10% and 0.95%, respectively. Prior to August 15, 2016, the Global Growth Fund and the Large Company Growth Fund did not issue Class A Shares, Class C Shares or Class Y Shares.

68

Notes to Financial Statements (Unaudited) (Continued)

During the six months ended December 31, 2016, the Advisor or its affiliates waived investment advisory fees and administration fees or reimbursed expenses, including distribution fees, of the Funds as follows:

	Investment		Other Operating
	Advisory		Expenses
	Fees	Administration	Reimbursed/
Fund	Waived	Fees Waived	Waived	Total
Credit Opportunities Fund	$3,450	$39,275	$11,459	$54,184
Global Growth Fund*	17,507	7,827	11,161	36,495
International Small Cap Fund	—	—	81,369	81,369
Large Cap Fund	—	195,415	63,155	258,570
Large Company Growth Fund*	—	57,877	9,267	67,144
Ohio Tax-Free Bond Fund	4,286	42,206	42,346	88,838
Small Cap Value Opportunities Fund	—	36,984	60,801	97,785
Value Fund	3,137	263,723	57,428	324,288

*For the period August 15, 2016 through December 31, 2016.

For the period July 1, 2016 through August 14, 2016, the Former Advisor accrued and reimbursed investment advisory fees of the Global Growth Fund and the Large Company Growth Fund, which are included in the Investment advisory fees and Fees waived and/or reimbursed by the Advisor and/or Affiliates on the Statement of Operations as follows:

					Other
					Operating
	Investment Advisory Fees		Administration Fees		Expenses
					Reimbursed
Fund	Accrued	Waived	Accrued	Waived	/Waived
Global Growth Fund	$7,427	$7,427	$6,902	$6,902	$28,937
Large Company Growth Fund	173,306	64,279	—	—	—

Under the terms of the Expense Limitation Agreement, the Advisor is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the year in which the Advisor reduced its compensation or assumed expenses for the Funds. No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount in effect at the time of the waiver or reimbursement.

As of December 31, 2016, the Advisor may seek recoupment of previously waived fees and reimbursed expenses as follows:

	Expiration	Expiration	Expiration	Expiration
	June 30,	June 30,	June 30,	June 30,
Fund	2017	2018	2019	2020	Total
Credit Opportunities Fund	$—	$—	$128,969	$54,092	$183,061
Global Growth Fund	—	—	—	36,483	36,483
International Small Cap Fund	277,489	146,155	101,759	56,499	581,902
Large Cap Fund	—	130,776	487,776	248,803	867,355
Large Company Growth Fund	—	—	—	67,122	67,122
Ohio Tax-Free Bond Fund	1,535	—	15,919	52,323	69,777
Small Cap Value Opportunities Fund	129,267	145,044	174,274	85,101	533,686
Value Fund	712,405	729,485	659,183	310,641	2,411,714

The Advisor did not recoup any amounts it previously waived or reimbursed during the six months ended December 31, 2016.

69

Notes to Financial Statements (Unaudited) (Continued)

For the period July 1, 2016 through August 14, 2016, the Former Advisor did not recoup any amounts it previously reimbursed for the Global Growth Fund and the Large Company Growth Fund.

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration Agreement with the Trust, whereby the Advisor is responsible for supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission (the “SEC”) and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.

For its services the Advisor’s annual administrative fee is:

0.145% on the first $20 billion of the aggregate average daily net assets;

0.11% on the next $10 billion of aggregate average daily net assets;

0.09% on the next $10 billion of aggregate average daily net assets; and

0.07% on the aggregate average daily net assets over $40 billion.

The fee is computed and allocated among the Touchstone Fund Complex (excluding Touchstone Institutional Funds Trust) on the basis of relative daily net assets.

The Advisor has engaged BNY Mellon as the Sub-Administrator to theTrust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

Prior to August 15, 2016, U.S. Bancorp Fund Services, LLC (“USBFS”) served as the Administrator to the Global Growth Fund and Large Company Growth Fund. For its services, USBFS received $6,902 and $16,117, respectively, which are included in the Administration fees on the Statements of Operations.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon, BNY Mellon maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, BNY Mellon receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by BNY Mellon, including, but not limited to, postage and supplies.

The Funds may reimburse the Advisor for fees paid to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary.

Prior to August 15, 2016, USBFS served as the Transfer Agent to the Global Growth Fund and the Large Company Growth Fund.

PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING FEE ARRANGEMENTS

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that is subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. The fees charged to the

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Notes to Financial Statements (Unaudited) (Continued)

Funds are limited to the actual expenses incurred. Under the Class A plan, each Fund offering Class A shares pays an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, each Fund offering Class C shares pays an annual fee of up to 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee).

Prior to August 15, 2016, the Global Growth Fund and the Large Company Growth Fund had adopted a Shareholder Servicing Plan. Under the plan, the Global Growth Fund and the Large Company Growth Fund were authorized to pay an annual shareholder servicing fee up to 0.10% of each Fund’s average daily net assets. This fee was used to finance certain activities related to servicing and maintaining shareholder accounts of the Institutional Class Shares. Shareholder servicing fees are included on the Statements of Operations.

UNDERWRITING AGREEMENT

The Underwriter is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned underwriting and broker commissions on the sale of Class A shares of the Funds. W&S Brokerage Services, Inc., an affiliate of the Underwriter and the Advisor, also earned broker commissions on the sale of Class A shares of the Funds. Listed below are the total underwriting and broker commissions earned by the Underwriter and its affiliate during the six months ended December 31, 2016:

Fund	Amount
International Small Cap Fund	$1,030
Large Cap Fund	2,209
Ohio Tax-Free Bond Fund	3,768
Small Cap Value Opportunities Fund	782
Value Fund	1,453

In addition, the Underwriter collected CDSC on the redemption of Class C shares of the Funds listed below during the six months ended December 31, 2016:

Fund	Amount
Credit Opportunities Fund	$79
Large Cap Fund	210
Small Cap Value Opportunities Fund	3

INTERFUND TRANSACTIONS

The Funds may engage in purchase and sale transactions with funds that have a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. During the six months ended December 31, 2016, the Funds did not engage in any Rule 17a-7 transactions under the 1940 Act.

5. Federal Tax Information

Federal income tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company

71

Notes to Financial Statements (Unaudited) (Continued)

taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended June 30, 2016 and June 30, 2015 is as follows:

	Credit
	Opportunities
	Fund	Global Growth Fund		International Small Cap Fund
	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2016	2016	2015	2016	2015
From ordinary income	$1,442,278	$24,355	$144,602	$2,342,530	$1,081,879
From long-term capital gains	15,974	414,595	362,136	—	—
Total Distributions	$1,458,252	$438,950	$506,738	$2,342,530	$1,081,879

	Large Cap Fund		Large Company Growth Fund		Ohio Tax-Free Bond Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,
	2016	2015	2016	2015	2016	2015
From ordinary income	$2,178,416	$93,694	$3,166,845	$2,747,100	$1,787	$1,656
From tax exempt income	—	—	—	—	1,677,057	1,672,689
From long-term capital gains	—	—	11,589,603	2,642,587	85,842	—
Total Distributions	$2,178,416	$93,694	$14,756,448	$5,389,687	$1,764,686	$1,674,345

	Small Cap Value Opportunities Fund		Value Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	June 30,	June 30,	June 30,
	2016	2015	2016	2015
From ordinary income	$3,754,343	$12,526,378	$7,542,099	$7,924,841
From long-term capital gains	7,495,931	12,044,455	26,706,058	5,835,108
Total Distributions	$11,250,274	$24,570,833	$34,248,157	$13,759,949

The following information is computed on a tax basis for each item as of June 30, 2016:

	Credit	Global	International	Large
	Opportunities	Growth	Small Cap	Cap
	Fund	Fund	Fund	Fund
Tax cost of portfolio investments	$52,217,677	$6,143,161	$393,066,192	$306,573,740
Gross unrealized appreciation	1,033,705	733,632	42,543,653	21,940,059
Gross unrealized depreciation	(601,735)	(443,287)	(24,502,654)	(13,709,136)
Net unrealized appreciation on investments	431,970	290,345	18,040,999	8,230,923
Net unrealized appreciation (depreciation) on foreign currency transactions, securities sold short and unfunded loan commitments	13,090	—	(39,761)	—
Accumulated capital and other losses	—	—	(22,086,956)	(11,031,963)
Qualified late-year losses deferred	—	(1,020)	—	(3,754,723)
Undistributed ordinary income	100,261	—	4,440,201	1,635,063
Undistributed long-term capital gains	—	77,334	—	—
Accumulated earnings (deficit)	$545,321	$366,659	$354,483	$(4,920,700)

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Notes to Financial Statements (Unaudited) (Continued)

		Ohio	Small Cap
	Large Company	Tax-Free	Value
	Growth	Bond	Opportunities	Value
	Fund	Fund	Fund	Fund
Tax cost of portfolio investments	$153,681,722	$54,597,929	$155,393,905	$279,810,334
Gross unrealized appreciation	36,349,125	4,916,706	15,513,465	81,137,442
Gross unrealized depreciation	(9,838,301)	—	(20,891,070)	(9,820,023)
Net unrealized appreciation (depreciation) on investments	26,510,824	4,916,706	(5,377,605)	71,317,419
Accumulated capital and other losses	—	—	—	(10,076,879)
Qualified late-year losses	(347,744)	—	(6,163,514)	—
Undistributed ordinary income	—	7,290	193,628	201,182
Undistributed tax exempt income	—	26,262	—	—
Undistributed long-term capital gains	1,099,668	58,236	—	—
Other temporary differences	—	(46,049)	—	—
Accumulated earnings (deficit)	$27,262,748	$4,962,445	$(11,347,491)	$61,441,722

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals, defaulted interest and passive foreign investment company (“PFIC”) adjustments.

As of June 30, 2016, the Funds had the following capital loss carryforwards for federal income tax purposes:

		No	No
	Short Term Expiring in*	Expiration	Expiration
	2017	Short Term*	Long Term*	Total
International Small Cap Fund	$1,667,378	$20,419,578	$—	$22,086,956
Large Cap Fund	—	10,374,045	657,918	11,031,963
Value Fund	10,076,879	—	—	10,076,879

*The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules impacting the Funds. The provisions of the Act first became effective for the Funds’ fiscal year ended June 30, 2012 and are applicable to all subsequent fiscal years. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers may be utilized. Under the Act, new capital losses may now be carried forward indefinitely, and retain the character of the original loss as compared with pre-enactment law, where capital losses could be carried forward for up to eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Funds have analyzed their tax positions taken on federal income tax returns for all open tax years (tax years ended June 30, 2013 through 2016) and have concluded that no provision for income tax is required in their financial statements.

As of December 31, 2016, the Trust had the following federal tax costs resulting in net unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation/
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Credit Opportunities Fund	$50,563,714	$2,191,497	$(353,527)	$1,837,970
Global Growth Fund	19,881,268	1,100,046	(553,600)	546,446
International Small Cap Fund	308,155,338	31,796,945	(9,631,226)	22,165,719
Large Cap Fund	285,208,585	34,656,237	(5,932,883)	28,723,354

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Notes to Financial Statements (Unaudited) (Continued)

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation/
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Large Company Growth Fund	$154,057,366	$36,426,223	$(6,046,755)	$30,379,468
Ohio Tax Free Fund	51,659,026	2,453,773	(380,414)	2,073,359
Small Cap Value Opportunities Fund	121,569,372	23,658,107	(7,067,150)	16,590,957
Value Fund	288,128,683	93,138,285	(6,867,982)	86,270,303

6. Commitments and Contingencies

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

7. Principal Risks

Risks Associated with Foreign Investments — Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

Risks Associated with Concentration — Certain Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Funds’ NAVs and magnified effect on the total return.

Risks Associated with Credit — An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.

Risks Associated with Interest Rate Changes — As interest rates rise, the value of fixed-income securities a Fund owns will likely decrease. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means

74

Notes to Financial Statements (Unaudited) (Continued)

a 1% fall in value for every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. The negative impact on fixed income securities if interest rates increase as a result could negatively impact a Fund’s NAV.

Risks Associated with Liquidity — Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce a Fund’s returns because a Fund may be unable to transact at advantageous times or prices, or at all.

Please see the Funds’ prospectus for a complete discussion of these and other risks.

8. Fund Mergers and Reorganizations

On August 4, 2016, the shareholders of the DSM Global Growth Fund, DSM Global Growth & Income Fund and DSM Large Cap Growth Fund (the “Reorganizing Funds”) approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of each Reorganizing Fund to the corresponding Touchstone Fund as noted below. The Touchstone Fund assumed the financial and performance history of the corresponding Reorganizing Fund. The mergers took place on August 15, 2016.

		Net	Shares
Reorganizing Funds	Touchstone Funds*	Assets	Outstanding
DSM Global Growth Fund	Global Growth Fund	$6,948,009	372,747
DSM Global Growth & Income Fund	Global Growth Fund	4,918,771	305,368
DSM Large Cap Growth Fund	Large Company Growth Fund	192,530,525	6,169,105

*The Funds had Institutional Class shares outstanding immediately prior to the reorganization. On August 15, 2016, the Funds began issuing Class A shares, Class C shares and Class Y shares.

On August 4, 2016, the shareholders of the DSM Global Growth & Income Fund approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the DSM Global Growth & Income Fund to the Touchstone Global Growth Fund. The tax-free merger took place on August 15, 2016.

				After
	Before Reorganization			Reorganization
	DSM Global
	Growth &		Touchstone	Touchstone
	Income		Global Growth	Global Growth
	Fund		Fund	Fund
Institutional Class
Shares	263,883	(A)	372,747	636,630
Net Assets	$4,918,771		$6,948,009	$11,866,780
Net Asset Value	$18.64	(A)	$18.64	$18.64
Unrealized Appreciation	$301,083		$695,380	$996,463

(A) Reflects a 0.864147:1 stock split which occurred on the date of reorganization, August 15, 2016.

Assuming this reorganization had been completed on July 1, 2016, the Global Growth Fund’s results of operations for the six months ended December 31, 2016 would have been as follows:

Net investment loss	$(49,928)
Net realized and unrealized gains on investments	$400,197
Net increase in net assets from operations	$350,269

Because the combined investment portfolios have been managed as a single portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings to the Global Growth Fund that have been included in its statements of operations since the reorganization.

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Notes to Financial Statements (Unaudited) (Continued)

On December 16, 2016, the Touchstone Ohio Tax-Free Bond Fund, a series of Touchstone Tax-Free Trust (the “Predecessor Fund”), was reorganized into the Ohio Tax-Free Bond Fund. As a result of the reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Ohio Tax-Free Bond Fund.

9. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date financial statements were issued. There were no subsequent events that necessitated recognition or disclosure in the Funds’ financial statements.

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Proxy Voting Guidelines and Proxy Voting Records

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30 is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; or (iii) will be made available to shareholders upon request by calling 1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including with respect to reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 through December 31, 2016).

Actual Expenses

The first line of the table below for each share class of a Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended December 31, 2016” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each share class of a Fund provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of each share class of a Fund in the table below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Schedule of Shareholder Expenses

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		December 31,	July 1,	December 31,	December 31,
		2016	2016	2016	2016*
Touchstone Credit Opportunities Fund
Class A	Actual	1.90%	$1,000.00	$1,057.70	9.85	**
Class A	Hypothetical	1.90%	$1,000.00	$1,015.63	9.65	**

Class C	Actual	2.65%	$1,000.00	$1,053.90	13.72	**
Class C	Hypothetical	2.65%	$1,000.00	$1,011.85	13.44	**

Class Y	Actual	1.65%	$1,000.00	$1,059.30	8.56	**
Class Y	Hypothetical	1.65%	$1,000.00	$1,016.89	8.39	**

Institutional Class	Actual	1.55%	$1,000.00	$1,058.70	8.04	**
Institutional Class	Hypothetical	1.55%	$1,000.00	$1,017.39	7.88	**

Touchstone Global Growth Fund
Class A(A)	Actual	1.41%	$1,000.00	$942.90	$5.22
Class A	Hypothetical	1.41%	$1,000.00	$1,018.10	$7.17

Class C(A)	Actual	2.16%	$1,000.00	$940.20	$7.98
Class C	Hypothetical	2.16%	$1,000.00	$1,014.32	$10.97

Class Y(A)	Actual	1.16%	$1,000.00	$943.40	$4.29
Class Y	Hypothetical	1.16%	$1,000.00	$1,019.36	$5.90

Institutional Class	Actual	1.07%	$1,000.00	$1,028.40	$5.47
Institutional Class	Hypothetical	1.07%	$1,000.00	$1,019.81	$5.45

Touchstone International Small Cap Fund
Class A	Actual	1.55%	$1,000.00	$972.80	$7.71
Class A	Hypothetical	1.55%	$1,000.00	$1,017.39	$7.88

Class C	Actual	2.30%	$1,000.00	$968.60	$11.41
Class C	Hypothetical	2.30%	$1,000.00	$1,013.61	$11.67

Class Y	Actual	1.30%	$1,000.00	$973.80	$6.47
Class Y	Hypothetical	1.30%	$1,000.00	$1,018.65	$6.61

Institutional Class	Actual	1.18%	$1,000.00	$974.90	$5.87
Institutional Class	Hypothetical	1.18%	$1,000.00	$1,019.26	$6.01

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Other Items (Unaudited) (Continued)

Schedule of Shareholder Expenses (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		December 31,	July 1,	December 31,	December 31,
		2016	2016	2016	2016*

Touchstone Large Cap Fund
Class A	Actual	1.12%	$1,000.00	$1,065.60	$5.83
Class A	Hypothetical	1.12%	$1,000.00	$1,019.56	$5.70

Class C	Actual	1.87%	$1,000.00	$1,061.60	$9.72
Class C	Hypothetical	1.87%	$1,000.00	$1,015.78	$9.50

Class Y	Actual	0.87%	$1,000.00	$1,066.80	$4.53
Class Y	Hypothetical	0.87%	$1,000.00	$1,020.82	$4.43

Institutional Class	Actual	0.77%	$1,000.00	$1,067.80	$4.01
Institutional Class	Hypothetical	0.77%	$1,000.00	$1,021.32	$3.92

Touchstone Large Company Growth Fund
Class A(A)	Actual	1.23%	$1,000.00	$961.70	$4.59
Class A	Hypothetical	1.23%	$1,000.00	$1,019.00	$6.26

Class C(A)	Actual	1.98%	$1,000.00	$958.80	$7.38
Class C	Hypothetical	1.98%	$1,000.00	$1,015.22	$10.06

Class Y(A)	Actual	0.98%	$1,000.00	$962.30	$3.66
Class Y	Hypothetical	0.98%	$1,000.00	$1,020.27	$4.99

Institutional Class	Actual	0.90%	$1,000.00	$1,036.30	$4.62
Institutional Class	Hypothetical	0.90%	$1,000.00	$1,020.67	$4.58

Touchstone Ohio Tax-Free Bond Fund
Class A	Actual	0.85%	$1,000.00	$966.60	$4.21
Class A	Hypothetical	0.85%	$1,000.00	$1,020.92	$4.33

Class C	Actual	1.60%	$1,000.00	$962.20	$7.91
Class C	Hypothetical	1.60%	$1,000.00	$1,017.14	$8.13

Class Y(B)	Actual	0.60%	$1,000.00	$966.10	$1.99
Class Y	Hypothetical	0.60%	$1,000.00	$1,022.18	$3.06

Institutional Class(B)	Actual	0.55%	$1,000.00	$966.00	$1.82
Institutional Class	Hypothetical	0.55%	$1,000.00	$1,022.43	$2.80

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Other Items (Unaudited) (Continued)

Schedule of Shareholder Expenses (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		December 31,	July 1,	December 31,	December 31,
		2016	2016	2016	2016*
Touchstone Small Cap Value Opportunities Fund
Class A	Actual	1.43%	$1,000.00	$1,165.20	$7.80
Class A	Hypothetical	1.43%	$1,000.00	$1,018.00	$7.27

Class C	Actual	2.18%	$1,000.00	$1,160.00	$11.87
Class C	Hypothetical	2.18%	$1,000.00	$1,014.22	$11.07

Class Y	Actual	1.18%	$1,000.00	$1,166.00	$6.44
Class Y	Hypothetical	1.18%	$1,000.00	$1,019.26	$6.01

Institutional Class	Actual	1.10%	$1,000.00	$1,167.20	$6.01
Institutional Class	Hypothetical	1.10%	$1,000.00	$1,019.66	$5.60

Touchstone Value Fund
Class A	Actual	1.08%	$1,000.00	$1,099.80	$5.72
Class A	Hypothetical	1.08%	$1,000.00	$1,019.76	$5.50

Class C	Actual	1.83%	$1,000.00	$1,095.70	$9.67
Class C	Hypothetical	1.83%	$1,000.00	$1,015.98	$9.30

Class Y	Actual	0.83%	$1,000.00	$1,100.90	$4.40
Class Y	Hypothetical	0.83%	$1,000.00	$1,021.02	$4.23

Institutional Class	Actual	0.68%	$1,000.00	$1,102.00	$3.60
Institutional Class	Hypothetical	0.68%	$1,000.00	$1,021.78	$3.47

(A) Represents the period from commencement of operations (August 15, 2016) through December 31, 2016. Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 139/365 (to reflect the one-half period.

(B) Represents the period from commencement of operations (August 31, 2016) through December 31, 2016. Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 123/365 (to reflect the one-half period.

*Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half period).

**Excluding interest expenses on securities sold short, your actual cost of investment in Class A, Class C, Class Y and Institutional Class would be $8.77, $12.63, $7.47 and $6.95, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y and Institutional Class would be $8.59, $12.38, $7.32, and $6.82, respectively.

Advisory and Sub-Advisory Agreement Approval Disclosure

At a meeting held on November 17, 2016, the Board of Trustees (the “Board” or “Trustees”) of the Touchstone Strategic Trust (the “Trust”), and by a separate vote, the Independent Trustees of the Trust, approved the continuance of the Investment Advisory Agreement between the Trust and the Advisor with respect to each Fund of the Trust, and the continuance of the Sub-Advisory Agreement between the Advisor and each Fund’s respective Sub-Advisor.

In determining whether to approve the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreements, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Investment Advisory Agreement and each Sub-Advisory Agreement were in the best interests of the respective Funds and their shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and expense ratios of comparable investment companies;

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Other Items (Unaudited) (Continued)

(2) comparative performance information; (3) the Advisor’s and its affiliates’ revenues and costs of providing services to the Funds; and (4) information about the Advisor’s and Sub-Advisors’ personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Sub-Advisory Agreements with management and experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement with independent legal counsel in private sessions at which no representatives of management were present.

In approving the Funds’ Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Funds, including the personnel providing such services; (2) the Advisor’s compensation and profitability; (3) a comparison of fees and performance with other advisers; (4) economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Services Provided Investment Personnel. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Advisor’s compliance policies and procedures. The quality of administrative and other services, including the Advisor’s role in coordinating the activities of the Funds’ other service providers, was also considered. The Board also considered the Advisor’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest.

The Board discussed the Advisor’s effectiveness in monitoring the performance of each Sub-Advisor, and the Advisor’s timeliness in responding to performance issues. The Board considered the Advisor’s process for monitoring each of the Sub-Advisors, which includes an examination of both qualitative and quantitative elements of the Sub-Advisor’s organization, personnel, procedures, investment discipline, infrastructure and performance. The Board considered that the Advisor conducts regular on-site compliance visits with each Sub-Advisor, during which the Advisor examines a wide variety of factors, such as the financial condition of the Sub-Advisor, the quality of the Sub-Advisor’s systems, the effectiveness of the Sub-Advisor’s disaster recovery programs, trade allocation and execution procedures, compliance with the Sub-Advisor’s policies and procedures, results of regulatory examinations and any other factors that might affect the quality of services that the Sub-Advisor provides to the applicable Fund. The Board noted that the Advisor’s compliance monitoring processes also include quarterly reviews of compliance reports, and that any significant issues arising from such reports and the Advisor’s compliance visits to the Sub-Advisors are reported to the Board.

The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each Fund by the Advisor under the Investment Advisory Agreement.

Advisor’s Compensation and Profitability. The Board took into consideration the financial condition and profitability of the Advisor and its affiliates and the direct and indirect benefits derived by the Advisor and its affiliates from the Advisor’s relationship with the Funds. The information considered by the Board included operating profit margin information for the Advisor’s business as a whole. The Board noted that the Advisor had waived a portion of advisory fees and administrative fees and/or reimbursed expenses in order to limit the Funds’ net operating expenses. The Board also noted that the Advisor pays the Sub-Advisors’ sub-advisory fees out of the advisory fees the Advisor receives from the Funds. The Board reviewed the profitability of the Advisor’s relationship with the Funds both before and after tax expenses, and also considered whether the Advisor has the financial wherewithal to continue to provide services to the Funds, noting the ongoing commitment of the Advisor’s

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Other Items (Unaudited) (Continued)

parent company with respect to providing support and resources as needed. The Board also considered that the Funds’ distributor, an affiliate of the Advisor, receives Rule 12b-1 distribution fees from the Funds and receives a portion of the sales charges on sales or redemptions of certain classes of shares. The Board also noted that the Advisor derives benefits to its reputation and other benefits from its association with the Funds.

The Board recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor. Based upon their review, the Trustees concluded that the Advisor’s and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

Expenses and Performance. The Board compared the respective advisory fees and total expense ratios for each of the Funds with various comparative data, including the median and average advisory fees and total expense ratios of each Fund’s respective peer group. The Board also considered, among other data, the Funds’ respective performance results during the six-month, twelve-month and thirty-six-month periods ended June 30, 2016, as applicable, and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board also took into account current market conditions and their effect on the Funds’ performance.

The Board also considered the effect of each Fund’s growth and size on its performance and expenses. The Board noted that the Advisor had waived a portion of the fees and/or reimbursed expenses of the Funds in order to reduce those Funds’ respective operating expenses to targeted levels. The Board noted that the sub-advisory fees under the Sub-Advisory Agreement with respect to each Fund were paid by the Advisor out of the advisory fees it receives from the Fund and considered the impact of such sub-advisory fees on the profitability of the Advisor. In reviewing the respective expense ratios and performance of each of the Funds, the Board also took into account the nature, extent and quality of the services provided to the Funds by the Advisor and its affiliates.

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:

Touchstone Credit Opportunities Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees. The Fund’s performance for the six-month period ended June 30, 2016 was in the 1st quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.

Touchstone International Small Cap Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were both above the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees. The Fund’s performance for the six- and twelve-month periods ended June 30, 2016 was in the 4th and 5th quintiles, respectively, of its peer group, while the Fund’s performance for the thirty-six-month period ended June 30, 2016 was in the 1st quintile of its peer group. The Board noted management’s discussion of the Fund’s performance, including both its recent and long-term performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.

Touchstone Large Cap Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were at the median and below the median, respectively, of its peer group. The Board

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Other Items (Unaudited) (Continued)

noted that the Advisor was currently waiving a portion of the Fund’s fees. The Fund’s performance for the six- and twelve-month periods ended June 30, 2016 was in the 3rd quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.

Touchstone Small Cap Value Opportunities Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees. The Fund’s performance for the six- and twelve-month periods ended June 30, 2016 was in the 5th quintile of its peer group. The Fund’s performance for the thirty-six-month period ended June 30, 2015 was in the 4th quintile of its peer group. The Board noted management’s discussion of the Fund’s performance, including both its recent and long-term performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.

Touchstone Value Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below and above, respectively, the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees. The Fund’s performance for the six-month period ended June 30, 2016 was in the 4th quintile of its peer group. The Fund’s performance for the twelve- and thirty-six-month periods ended June 30, 2016 was in the 3rd quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.

Economies of Scale. The Board considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board took into account management’s discussion of the Funds’ advisory fee structure. The Board considered the effective advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of each Fund increase. The Board noted that the advisory fee schedules for all but two of the Funds contain breakpoints that would reduce the respective advisory fee rate on assets above specified levels as the respective Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Fund that did not currently have such breakpoints in its advisory fee schedule. The Board determined that adding breakpoints at specified levels to the advisory fee schedule of the Fund that currently did not have such breakpoints was not appropriate at that time. The Board also noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses. The Board also considered the fact that, under the Investment Advisory Agreement, the advisory fee payable to the Advisor by a Fund was reduced by the total sub-advisory fee paid by the Advisor to the Fund’s Sub-Advisor.

Conclusion. In considering the renewal of the Funds’ Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund. The Board reached the following conclusions regarding the Funds’ Investment Advisory Agreement with the Advisor, among others: (a) the Advisor demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; and (d) each Fund’s advisory fee is reasonable in light of the services received by the Fund from the

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Other Items (Unaudited) (Continued)

Advisor and the other factors considered. Based on their conclusions, the Trustees determined with respect to each Fund that continuation of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

In approving the Funds’ respective Sub-Advisory Agreements, the Board considered various factors with respect to each Fund and the applicable Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services provided to the Fund, including the personnel providing such services; (2) the Sub-Advisor’s compensation; (3) a comparison of the sub-advisory fee and performance with other advisers; and (4) the terms of the Sub-Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Advisor regarding the services provided by each Sub-Advisor, including information presented periodically throughout the previous year. The Board noted that, on a periodic basis, the Board meets with portfolio managers of the Sub-Advisors to discuss their respective performance and investment processes and strategies. The Board also considered each Sub-Advisor’s level of knowledge and investment style. The Board reviewed the experience and credentials of the applicable investment personnel who are responsible for managing the investment of portfolio securities with respect to the Funds. The Board also noted each Sub-Advisor’s brokerage practices.

Sub-Advisor’s Compensation, Profitability and Economies of Scale. The Board also took into consideration the financial condition of each Sub-Advisor and any indirect benefits derived by each Sub-Advisor and its affiliates from the Sub-Advisor’s relationship with the Funds. In considering the profitability to each Sub-Advisor of its relationship with the Funds, the Board noted the undertaking of the Advisor to maintain expense limitations for the Funds and also noted that the sub-advisory fees under the Sub-Advisory Agreements were paid by the Advisor out of the advisory fees that it receives under the Investment Advisory Agreement and are negotiated at arm’s-length. As a consequence, the profitability to each Sub-Advisor of its relationship with a Fund was not a substantial factor in the Board’s deliberations. For similar reasons, the Board did not consider the potential economies of scale in each Sub-Advisor’s management of the applicable Fund to be a substantial factor in its consideration, although the Board noted that the sub-advisory fee schedule for all but one of the Funds contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the applicable Fund’s assets increased.

Sub-Advisory Fee and Fund Performance. The Board considered that each Fund pays an advisory fee to the Advisor and that the Advisor pays the sub-advisory fee to the Sub-Advisor out of the advisory fee it receives from the respective Fund. The Board also compared the sub-advisory fees paid by the Advisor to fees charged by each Sub-Advisor to manage comparable institutional separate accounts. The Board considered the amount retained by the Advisor and the sub-advisory fee paid to each Sub-Advisor with respect to the various services provided by the Advisor and the Sub-Advisor. The Board also noted that the Advisor negotiated the sub-advisory fee with each of the Sub-Advisors at arm’s-length. The Board reviewed the sub-advisory fee for each Fund in relation to various comparative data, including the median and average sub-advisory fees of each Fund’s peer group, and considered the following information:

Touchstone Credit Opportunities Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone International Small Cap Fund. The Fund’s sub-advisory fee was at the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

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Other Items (Unaudited) (Continued)

Touchstone Large Cap Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Small Cap Value Opportunities Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Value Fund. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

As noted above, the Board considered each Fund’s performance during the six-month, twelve-month and thirty-six-month periods ended June 30, 2016, as applicable, as compared to each Fund’s peer group and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board also noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Sub-Advisor. The Board also was mindful of the Advisor’s ongoing monitoring of each Sub-Advisor’s performance and the measures undertaken by the Advisor to address any underperformance.

Conclusion. In considering the renewal of the Sub-Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Board reached the following conclusions regarding each Sub-Advisory Agreement, among others: (a) the Sub-Advisor is qualified to manage each Fund’s assets in accordance with the Fund’s investment goals and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; (d) each Fund’s sub-advisory fee is reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered; and (e) the Sub-Advisor’s investment strategies are appropriate for pursuing the investment goals of each Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to each Fund was in the best interests of the Fund and its shareholders.

Touchstone Ohio Tax-Free Bond Fund.

At a meeting held on August 18, 2016, the Board of Trustees (the “Board” or “Trustees”) of the Touchstone Strategic Trust (the “Trust”), and by a separate vote, the Independent Trustees of the Trust, approved a new Investment Advisory Agreement between the Trust and the Advisor with respect to Touchstone Ohio Tax-Free Bond Fund (the “New Fund”), and a new Sub-Advisory Agreement between the Advisor and the New Fund’s Sub-Advisor in connection with the reorganization of the Touchstone Ohio Tax-Free Bond Fund (the “Predecessor Fund”), a series of the Touchstone Tax-Free Trust, into the New Fund, a newly-established series of the Trust.

The Advisor provided the Board with various written materials in advance of the meeting to assist with the Board’s consideration of the new Investment Advisory Agreement and Sub-Advisory Agreement. The materials included a discussion of the basis for the Advisor’s recommendation to reorganize the Predecessor Fund into the New Fund.

The Board, including the Independent Trustees of the Trust, voting separately, unanimously determined that the proposals to approve the new Investment Advisory Agreement and Sub-Advisory Agreement for the New Fund would be in the best interests of the New Fund. In approving the Agreements, the Board considered various factors, among them: (1) the nature, extent and quality of services to be provided to the New Fund, including the personnel who would be providing such services; (2) the proposed compensation to be paid to the New Fund’s Advisor and Sub-Advisor; (3) the performance of the Predecessor Fund; and (4) the terms of

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Other Items (Unaudited) (Continued)

the new Investment Advisory Agreement and Sub-Advisory Agreement. The Board’s consideration of these factors is summarized below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Advisor regarding the services to be provided by the Advisor and Sub-Advisor. The Board took into account that the Advisor and Sub-Advisor would provide the same services under the new Investment Advisory Agreement and Sub-Advisory Agreement as they currently provided to the Predecessor Fund. The Trustees also took into consideration that the same personnel at the Advisor and Sub-Advisor who provided services to the Predecessor Fund would provide services to the New Fund. The Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the New Fund by the Advisor and Sub-Advisor under the new Investment Advisory Agreement and Sub-Advisory Agreement.

Advisor and Sub-Advisor Compensation. The Board took into consideration the financial condition of Advisor and Sub-Advisor and any direct and indirect benefits to be derived by their relationship with the New Fund. In considering the anticipated level of profitability to the Advisor, the Board noted the proposed contractual undertaking of the Advisor to maintain the current levels of expense limitations for the New Fund. The Board also took into consideration that proposed compensation to be paid to the Sub-Advisor would be paid by the Advisor out of the advisory fees that it would receive from the New Fund. As a consequence, the anticipated level of profitability to the Sub-Advisor from its relationship with the New Fund was not a substantial factor in the Board’s deliberations. For similar reasons, the Board did not consider potential economies of scale in the Sub-Advisor’s management of the New Fund to be a substantial factor in its consideration. The Board noted that the proposed advisory and sub-advisory fee each contained breakpoints.

Proposed Advisory and Sub-Advisory Fees and Fund Performance. The Board considered that the New Fund would pay an advisory fee to the Advisor and that the Advisor would pay a sub-advisory fee to Sub-Advisor out of the advisory fee. The Board noted that the proposed advisory and sub-advisory with respect to the New Fund were identical to those of the Predecessor Fund. The Board considered the amount of the advisory fee to be retained by the Advisor and the amount to be paid to the Sub-Advisor with respect to the various services to be provided by the Advisor and the Sub-Advisor. The Trustees concluded that the proposed advisory and sub-advisory fees were reasonable in light of the services to be received by the Fund from the Advisor and the Sub-Advisor.

The Board also considered the investment performance of the Predecessor Fund under the Sub-Advisor’s management and the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Sub-Advisor. Based upon their review, the Trustees concluded that the Advisor and Sub-Advisor have demonstrated that they possesses the capability and resources to perform the duties required of them under the new Investment Advisory Agreement and Sub-Advisory Agreement, respectively.

Conclusion. The Board reached the following conclusions regarding the new Investment Advisory Agreement and Sub-Advisory Agreement, as applicable: (a) the Advisor has demonstrated that it possesses the capability and resources to perform the duties required of it under the new Investment Advisory Agreement; (b) the Sub-Advisor is qualified to manage the New Fund’s assets in accordance with the Fund’s investment goals and policies; (c) the overall performance of the Predecessor Fund is satisfactory; and (d) the New Fund’s proposed advisory and sub-advisory fees are reasonable in light of the services to be received by the Fund from the Advisor and the Sub-Advisor. Based on its conclusions, the Board determined that approval of the new Investment Advisory Agreement and Sub-Advisory Agreement was in the best interests of the New Fund and its shareholders.

Touchstone Global Growth Fund and Touchstone Large Company Growth Fund.

At a meeting held on February 11, 2016, the Board of Trustees (the “Board” or “Trustees”) of the Touchstone Strategic Trust (the “Trust”), and by a separate vote, the Independent Trustees of the Trust, approved an amendment

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Other Items (Unaudited) (Continued)

to the Investment Advisory Agreement between the Trust and the Advisor adding each Fund and also initially approved a Sub-Advisory Agreement between the Advisor and the Funds’ Sub-Advisor.

In determining whether to approve the amendment to the Investment Advisory Agreement and the Sub-Advisory Agreements, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that approval of the amendment to the Investment Advisory Agreement and the initial approval of the Sub-Advisory Agreement was in the best interests of the respective Funds and their shareholders. The information provided to the Board included: (1) a comparison of the Funds’ proposed advisory fee and other fees and anticipated expense ratios with those of comparable funds; (2) performance information of comparable investment products; (3) the Advisor’s and its affiliates’ estimated revenues and costs of providing services to the Funds; and (4) information about the Advisor’s and Sub-Advisor’s personnel. Prior to voting, the Independent Trustees reviewed the proposed approval of the amendment to the Investment Advisory Agreement and the Sub-Advisory Agreement with management and with experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the Investment Advisory Agreement and the Sub-Advisory Agreement with respect to the Funds. The Independent Trustees also reviewed the proposed approval of the amendment to the Investment Advisory Agreement and the Sub-Advisory Agreement with independent legal counsel in a private session at which no representatives of management were present.

In approving the amendment to the Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services to be provided to the Funds, including the personnel who will provide such services; (2) the Advisor’s anticipated compensation and profitability; (3) a comparison of expenses and performance; (4) anticipated economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Advisor Services, Investment Personnel. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. In evaluating the quality of services to be provided by the Advisor, the Board took into account its familiarity with the Advisor’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Advisor’s compliance policies and procedures. The quality of administrative and other services provided to other funds managed by the Advisor, including the Advisor’s role in coordinating the activities of those funds’ other service providers, was also considered. The Board also considered the Advisor’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest. The Board discussed the Advisor’s effectiveness in monitoring the performance of the Trust’s other sub-advisors, and the Advisor’s timeliness in responding to performance issues. The Board considered the Advisor’s process for monitoring the Sub-Advisor, which would include an examination of both qualitative and quantitative elements of the Sub-Advisor’s organization, personnel, procedures, investment discipline, infrastructure and performance. The Board considered that the Advisor would conduct regular on-site compliance visits with the Sub-Advisor, during which the Advisor would examine a wide variety of factors, such as the financial condition of the Sub-Advisor, the quality of the Sub-Advisor’s systems, the effectiveness of the Sub-Advisor’s disaster recovery programs, trade allocation and execution procedures, compliance with the Sub-Advisor’s policies and procedures, results of regulatory examinations and any other factors that might affect the quality of services that the Sub-Advisor provides to the applicable Fund. The Board noted that the Advisor’s compliance monitoring processes also would include quarterly reviews of compliance reports, and that any significant issues arising from such reports and the Advisor’s compliance visits to the Sub-Advisor would be reported to the Board.

The Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to each Fund by the Advisor under the Investment Advisory Agreement.

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Other Items (Unaudited) (Continued)

Advisor’s Compensation and Profitability. The Board took into consideration the financial condition and anticipated profitability of the Advisor and its affiliates and the direct and indirect benefits to be derived by the Advisor and its affiliates from the Advisor’s relationship with the Funds. The Board noted that the Advisor had contractually agreed to waive advisory fees and administrative fees and/or reimburse expenses in order to limit the Funds’ net operating expenses and will pay sub-advisory fees out of the advisory fees the Advisor receives from the Funds. The Board reviewed the anticipated profitability of the Advisor’s relationship with the Funds and also considered whether the Advisor has the financial wherewithal to provide a high level of services to the Funds, noting the ongoing commitment of the Advisor’s parent company with respect to providing support and resources as needed. The Board also considered that the Funds’ prospective distributor, an affiliate of the Advisor, will receive Rule 12b-1 distribution fees from the Funds and will receive a portion of the sales charges on sales or redemptions of certain classes of shares. The Board also noted that the Advisor will derive benefits to its reputation and other benefits from its association with the Funds.

The Board recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to each Fund and the entrepreneurial risk that it will assume as Advisor. Based upon their review, the Trustees concluded that the Advisor’s and its affiliates’ level of profitability, if any, to be derived from their relationship with each Fund was reasonable and not excessive.

Expenses and Performance. The Board compared each Fund’s proposed advisory fees and total expense ratios with those of comparable funds. The Board took into account the Funds’ estimated total expenses for its Class A, Class C, Class Y and Institutional Shares after estimated reimbursements. The Board also took into account that the Advisor had contractually agreed to limit the Funds’ net operating expenses for a period of time following the launch of the Funds.

The Board also considered the effect of each Fund’s potential growth and size on its performance and expenses. The Board noted that the Advisor had agreed to wave a portion of its fees and/or reimburse expenses of the Funds in order to reduce each Fund’s operating expenses to targeted levels. The Board noted that the sub-advisory fees under the Sub-Advisory Agreement with respect to each Fund will be paid by the Advisor out of the advisory fee it receives from the Fund and considered the impact of such sub-advisory fees on the profitability of the Advisor. In reviewing the proposed expense ratios and performance, the Board also took into account the nature, extent and quality of the services to be provided to the Funds by the Advisor and its affiliates.

The Board considered, among other data, the specific factors set forth below with respect to each Fund:

Touchstone Global Growth Fund. The Fund’s proposed total expense ratio (net of applicable expense waivers and reimbursements) was above the median of its peer group. The Board took into account that the DSM Global Growth Fund and DSM Global Growth & Income Fund (the “Acquired Funds”), each a series of Professionally Managed Portfolios, were expected to be merged into the Fund on or about August 15, 2016. Accordingly, the Board considered the performance of the DSM Global Growth Fund under the management of the Sub-Advisor, the Acquired Funds’ current investment advisor. The Board took into account that the investment team currently managing the DSM Global Growth Fund was expected to manage the Fund following the merger of the Acquired Funds into the Fund.

Touchstone Large Company Growth Fund. The Fund’s proposed total expense ratio (net of applicable expense waivers and reimbursements) was at the median of its peer group. The Board took into account that the DSM Large Cap Growth Fund (the “Acquired Fund”), a series of Professionally Managed Portfolios, was expected to be merged into the Fund on or about August 15, 2016. Accordingly, the Board considered the performance of the Acquired Fund under the management of the Sub-Advisor, the Acquired Fund’s current investment advisor. The Board took into account that the investment team currently managing the Acquired Fund was expected to manage the Fund following the merger of the Acquired Fund into the Fund.

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Other Items (Unaudited) (Continued)

Economies of Scale. The Board considered the effect of each Fund’s potential growth and size on its performance and expenses. The Board took into account management’s discussion of the Funds’ advisory fee structure. The Board considered the proposed advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of each Fund increase. The Board noted that the proposed advisory fee schedule for the Funds contained breakpoints that would reduce the advisory fee rate on assets above specified levels as each Fund’s assets increased. The Board also noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses. The Board also considered the fact that, under the Investment Advisory Agreement, the advisory fee payable to the Advisor by a Fund will be reduced by the total sub-advisory fee paid by the Advisor to the Funds’ Sub-Advisor.

Conclusion. In considering the approval of the amendment to the Funds’ Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund. The Board reached the following conclusions regarding the Investment Advisory Agreement with the Advisor, among others: (a) the Advisor demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; (c) each Fund’s proposed advisory fee is reasonable relative to those of similar funds and the services to be provided by the Advisor. Based on their conclusions, the Trustees determined with respect to each Fund that approval of the amendment to the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

In approving the Funds’ Sub-Advisory Agreement, the Board considered various factors with respect to each Fund and the Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services to be provided to the Fund, including the personnel providing such services; (2) the Sub-Advisor’s proposed compensation; (3) the proposed sub-advisory fees and the performance of the respective Acquired Funds, which were to be merged into the Funds; and (4) the terms of the Sub-Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Services Provided, Investment Personnel. The Board considered information provided by the Advisor regarding the services to be provided by the Sub-Advisor. The Board also considered the Sub-Advisor’s level of knowledge and investment style. The Board reviewed the experience and credentials of the applicable investment personnel who will be responsible for managing the investment of portfolio securities with respect to the Funds.

Sub-Advisor’s Compensation. The Board also took into consideration the financial condition of the Sub-Advisor and any indirect benefits to be derived by the Sub-Advisor and its affiliates from the Sub-Advisor’s relationship with the Funds. In considering the anticipated profitability to the Sub-Advisor of its relationship with the Funds, the Board noted the undertaking of the Advisor to maintain expense limitations for the Funds and also noted that the sub-advisory fees under the Sub-Advisory Agreement will be paid by the Advisor out of the advisory fees that it will receive under the Investment Advisory Agreement and are negotiated at arm’s-length. As a consequence, the anticipated profitability to the Sub-Advisor of its relationship with a Fund was not a substantial factor in the Board’s deliberations. For similar reasons, the Board did not consider the potential economies of scale in the Sub-Advisor’s management of the applicable Fund to be a substantial factor in its consideration, although the Board noted that the proposed sub-advisory fee schedule for each Fund contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the applicable Fund’s assets increased.

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Other Items (Unaudited) (Continued)

Sub-Advisory Fees and Fund Performance. The Board considered that each Fund will pay an advisory fee to the Advisor and that the Advisor will pay a sub-advisory fee to the Sub-Advisor out of the advisory fee it receives from the respective Fund. The Board considered the amount to be retained by the Advisor and the sub-advisory fee to be paid to the Sub-Advisor with respect to the various services to be provided by the Advisor and the Sub-Advisor. The Board also noted that the Advisor negotiated the sub-advisory fee with the Sub-Advisor at arm’s-length. The Board considered the proposed sub-advisory fee for each Fund and concluded that each Fund’s proposed sub-advisory fee was reasonable in light of the services to be received by the Fund and the other factors considered.

As noted above, the Board considered the Sub-Advisor’s long-term performance record in managing the respective Acquired Funds, which were to be merged into the Funds. The Board also noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Trust’s other sub-advisors. The Board was mindful of the Advisor’s focus on the performance of sub-advisors and the Advisor’s ways of addressing underperformance.

Conclusion. In considering the approval of the Sub-Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Board reached the following conclusions regarding the Sub-Advisory Agreement, among others: (a) the Sub-Advisor is qualified to manage each Fund’s assets in accordance with the Fund’s investment goals and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) each Fund’s proposed advisory fee is reasonable relative to those of similar funds and to the services to be provided by the Advisor and the Sub-Advisor; and (e) the Sub-Advisor’s proposed investment strategies are appropriate for pursuing the investment goals of each Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to each Fund was in the best interests of the Fund and its shareholders.

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PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

91

Touchstone Investments

Distributor

Touchstone Securities, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203 800.638.8194

www.touchstoneinvestments.com

Investment Advisor

Touchstone Advisors, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Shareholder Service

800.543.0407

* A Member of Western & Southern Financial Group

TSF-54BB-TST-SAR-1612

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Strategic Trust

By (Signature and Title)*            /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date 2/17/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date 2/17/2017

By (Signature and Title)*            /s/ Terrie A. Wiedenheft

Terrie A. Wiedenheft, Controller and Treasurer

(principal financial officer)

Date 2/17/2017

* Print the name and title of each signing officer under his or her signature.